                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2007
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




SEMI-ANNUAL REPORT 2007

AIG SUNAMERICA
Income Funds

[LOGO]

www.sunamericafunds.com

live longer retire stronger/sm/

        September 30, 2007                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

                    SHAREHOLDER LETTER.................  2
                    EXPENSE EXAMPLE....................  3
                    STATEMENT OF ASSETS AND LIABILITIES  5
                    STATEMENT OF OPERATIONS............  7
                    STATEMENT OF CHANGES IN NET ASSETS.  8
                    FINANCIAL HIGHLIGHTS............... 11
                    PORTFOLIO OF INVESTMENTS........... 16
                    NOTES TO FINANCIAL STATEMENTS...... 62
                    APPROVAL OF ADVISORY AGREEMENT..... 77

        Shareholder Letter

Dear Shareholder:

Enclosed is the semi-annual report for the SunAmerica Income Funds for the six-month period ended September 30, 2007. The semi-annual period was a turbulent one for the fixed-income markets and presented many challenges.

Unquestionably, the top story of the six-month period was the credit crunch that hit the markets in August. The deterioration in the housing market created concern regarding the subprime mortgage market. This concern spread throughout the credit markets and caused great uncertainty as the era of seemingly endless liquidity came to an end. Banks tightened lending standards and investors ran to short-term Treasuries, driving yields down. The period was also marked by rising oil prices and a declining dollar which raised the specter of inflation in some circles. As the equity markets sold off and the credit markets weren't functioning efficiently, the state of the economy hung in the balance.

Fortunately, the Federal Reserve decided to take action. In August it initiated a 50-basis point cut in the discount rate (the rate at which the Federal Reserve lends money to banks). They followed that cut with a 50-basis point cut in the Federal Funds rate (the rate at which banks lend to other banks overnight) in September, which sparked a strong stock rally. This reversed the decline in the equity markets which had occurred earlier in the quarter. The Federal Reserve's actions seemed to instill confidence in the market that the central bank would move aggressively to ward off a possible recession.

While the immediate pressure on the fixed-income markets appears to have been reduced, we are not out of the woods yet. Uncertainty still reigns over the housing market and no one knows what other credit events may occur. We recommend that investors meet with their financial adviser to review their portfolios, make sure they are properly diversified and have the appropriate level of risk.

We thank you for your investment in the SunAmerica Income Funds. We continue to work diligently, and strive to preserve and grow your capital consistent with each Fund's individual investment objective. We also encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

   AIG SunAmerica Asset Management Corp. AIG Investments
   ------------------------------------- -
   Michael Cheah                         Matthew Meyer      Rob Vanden Assem
   Andrew Doulos                         J. Hutchison Bryan Bryan Petermann
                                         Raphael Davis      Geoffrey Cornell
                                         John Yovanovic     Anthony King
                                         Peter Stevenson    Tim Lindvall
                                         Rajeev Mittal


--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2007 and held until September 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2007 -- (unaudited) (continued)

                                       Actual                                  Hypothetical
                     ------------------------------------------ ------------------------------------------
                                                                              Ending Account
                                   Ending Account Expenses Paid                Value Using   Expenses Paid
                                    Value Using    During the                 a Hypothetical  During the      Expense
                       Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                     Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                      at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                     2007           2007          2007*         2007           2007          2007*         2007*
----                 ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. Government
 Securities
 Class A#...........   $1,000.00     $1,020.15       $ 5.00       $1,000.00     $1,020.05       $ 5.00         0.99%
 Class B#...........   $1,000.00     $1,016.86       $ 8.27       $1,000.00     $1,016.80       $ 8.27         1.64%
 Class C#...........   $1,000.00     $1,016.86       $ 8.27       $1,000.00     $1,016.80       $ 8.27         1.64%
GNMA
 Class A#...........   $1,000.00     $1,019.76       $ 5.00       $1,000.00     $1,020.05       $ 5.00         0.99%
 Class B#...........   $1,000.00     $1,016.47       $ 8.27       $1,000.00     $1,016.80       $ 8.27         1.64%
 Class C#...........   $1,000.00     $1,015.56       $ 8.26       $1,000.00     $1,016.80       $ 8.27         1.64%
Strategic Bond
 Class A............   $1,000.00     $1,016.27       $ 6.45       $1,000.00     $1,018.60       $ 6.46         1.28%
 Class B............   $1,000.00     $1,010.03       $ 9.80       $1,000.00     $1,015.25       $ 9.82         1.95%
 Class C............   $1,000.00     $1,012.96       $ 9.76       $1,000.00     $1,015.30       $ 9.77         1.94%
High Yield Bond
 Class A#...........   $1,000.00     $1,000.51       $ 6.80       $1,000.00     $1,018.20       $ 6.86         1.36%
 Class B#...........   $1,000.00     $  997.34       $10.04       $1,000.00     $1,014.95       $10.13         2.01%
 Class C#...........   $1,000.00     $  995.32       $10.03       $1,000.00     $1,014.95       $10.13         2.01%
Tax Exempt Insured
 Class A............   $1,000.00     $1,005.69       $ 6.62       $1,000.00     $1,018.40       $ 6.66         1.32%
 Class B............   $1,000.00     $ 1000.70       $11.50       $1,000.00     $1,013.50       $11.58         2.30%
 Class C#...........   $1,000.00     $1,002.54       $ 9.76       $1,000.00     $1,015.25       $ 9.82         1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2007" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2007 -- (unaudited)

                                                                           U.S. Government                 Strategic
                                                                             Securities        GNMA          Bond
                                                                                Fund           Fund          Fund
                                                                           --------------- ------------  ------------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)..........  $153,867,093   $394,986,583  $783,235,038
Short term investment securities, at market value* (unaffiliated).........            --             --    17,067,000
Repurchase agreements (cost approximates market value)....................    29,653,000     42,227,000     6,047,000
                                                                            ------------   ------------  ------------
  Total investments.......................................................   183,520,093    437,213,583   806,349,038
                                                                            ------------   ------------  ------------
Cash......................................................................           467            415       938,794
Foreign cash*.............................................................            --             --     1,424,208
Receivable for:
  Shares of beneficial interest sold......................................       363,815        523,679     3,500,688
  Dividends and interest..................................................     1,365,168      2,033,657    12,450,993
  Investments sold........................................................     4,013,121     15,049,203    32,664,143
Prepaid expenses and other assets.........................................         1,924          2,714         3,538
Due from investment adviser for expense reimbursements/fee waivers........        67,545         53,335            --
                                                                            ------------   ------------  ------------
Total assets..............................................................   189,332,133    454,876,586   857,331,402
                                                                            ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................       729,638        713,377     1,289,646
  Investments purchased...................................................     4,011,089     55,454,919    39,185,947
  Interest on securities sold short.......................................            --             --            --
  Investment advisory and management fees.................................       101,438        150,480       409,081
  Distribution and service maintenance fees...............................        67,640        156,073       391,043
  Transfer agent fees and expenses........................................        52,126         96,306       154,919
  Trustees' fees and expenses.............................................        88,159         56,207        27,739
  Other accrued expenses..................................................        89,035        131,782       110,004
Dividends payable.........................................................       113,212        176,949       827,342
Due to custodian..........................................................            --             --            --
Securities sold short, at market value#...................................            --             --            --
Commitments (Note 10).....................................................            --             --            --
                                                                            ------------   ------------  ------------
Total liabilities.........................................................     5,252,337     56,936,093    42,395,721
                                                                            ------------   ------------  ------------
Net assets................................................................  $184,079,796   $397,940,493  $814,935,681
                                                                            ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................  $    199,533   $    359,826  $  2,264,002
Paid-in capital...........................................................   196,992,839    404,883,237   829,612,897
                                                                            ------------   ------------  ------------
                                                                             197,192,372    405,243,063   831,876,899
Accumulated undistributed net investment income (loss)....................         3,886         94,434     1,456,268
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions.......   (13,851,811)    (4,453,798)  (24,873,863)
Unrealized appreciation (depreciation) on investments.....................       735,349     (2,943,206)    6,287,852
Unrealized appreciation (depreciation) on securities sold short...........                                         --
Unrealized appreciation (depreciation) on foreign exchange transactions...            --             --       188,525
                                                                            ------------   ------------  ------------
Net assets................................................................  $184,079,796   $397,940,493  $814,935,681
                                                                            ============   ============  ============
*Cost
  Long-term investment securities (unaffiliated)..........................  $153,131,744   $397,929,789  $776,947,186
                                                                            ============   ============  ============
  Short-term securities (unaffiliated)....................................  $         --   $         --  $ 17,067,000
                                                                            ============   ============  ============
  Foreign cash............................................................  $         --   $         --  $  1,346,039
                                                                            ============   ============  ============
#Proceeds from securities sold short......................................  $              $             $         --
                                                                            ============   ============  ============

                                                                            High Yield    Tax Exempt
                                                                               Bond        Insured
                                                                               Fund          Fund
                                                                           ------------  -----------
ASSETS:
Long-term investment securities, at market value* (unaffiliated).......... $267,080,153  $52,386,793
Short term investment securities, at market value* (unaffiliated).........           --    5,741,558
Repurchase agreements (cost approximates market value)....................   13,896,000           --
                                                                           ------------  -----------
  Total investments.......................................................  280,976,153   58,128,351
                                                                           ------------  -----------
Cash......................................................................           --           --
Foreign cash*.............................................................           --           --
Receivable for:
  Shares of beneficial interest sold......................................      383,851       17,980
  Dividends and interest..................................................    5,698,377      788,486
  Investments sold........................................................    1,264,953           --
Prepaid expenses and other assets.........................................       72,869        1,525
Due from investment adviser for expense reimbursements/fee waivers........       59,117        3,288
                                                                           ------------  -----------
Total assets..............................................................  288,455,320   58,939,630
                                                                           ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................    1,981,186       16,728
  Investments purchased...................................................    3,165,620    1,670,705
  Interest on securities sold short.......................................        4,278           --
  Investment advisory and management fees.................................      166,205       22,822
  Distribution and service maintenance fees...............................      142,744       20,122
  Transfer agent fees and expenses........................................       62,587       12,388
  Trustees' fees and expenses.............................................       48,372       27,795
  Other accrued expenses..................................................      123,980       64,455
Dividends payable.........................................................      406,344       38,483
Due to custodian..........................................................       18,645    1,446,833
Securities sold short, at market value#...................................    1,150,897           --
Commitments (Note 10).....................................................           --           --
                                                                           ------------  -----------
Total liabilities.........................................................    7,270,858    3,320,331
                                                                           ------------  -----------
Net assets................................................................ $281,184,462  $55,619,299
                                                                           ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................ $    606,468  $    44,470
Paid-in capital...........................................................  367,407,561   53,384,737
                                                                           ------------  -----------
                                                                            368,014,029   53,429,207
Accumulated undistributed net investment income (loss)....................   (2,241,803)     (43,507)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions.......  (92,013,350)     197,545
Unrealized appreciation (depreciation) on investments.....................    7,428,358    2,036,054
Unrealized appreciation (depreciation) on securities sold short...........       (2,772)
Unrealized appreciation (depreciation) on foreign exchange transactions...           --           --
                                                                           ------------  -----------
Net assets................................................................ $281,184,462  $55,619,299
                                                                           ============  ===========
*Cost
  Long-term investment securities (unaffiliated).......................... $259,651,795  $50,350,739
                                                                           ============  ===========
  Short-term securities (unaffiliated).................................... $         --  $ 5,741,558
                                                                           ============  ===========
  Foreign cash............................................................ $         --  $        --
                                                                           ============  ===========
#Proceeds from securities sold short...................................... $ (1,148,125) $
                                                                           ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2007 -- (unaudited) (continued)

                                                                                   U.S. Government               Strategic
                                                                                     Securities        GNMA        Bond
                                                                                        Fund           Fund        Fund
                                                                                   --------------- ------------ ------------
Class A (unlimited shares authorized):
Net assets........................................................................  $160,325,678   $321,145,317 $508,419,434
Shares of beneficial interest issued and outstanding..............................    17,378,113     29,055,300  141,410,788
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.23   $      11.05 $       3.60
Maximum sales charge (4.75% of offering price)....................................          0.46           0.55         0.18
                                                                                    ------------   ------------ ------------
Maximum offering price to public..................................................  $       9.69   $      11.60 $       3.78
                                                                                    ============   ============ ============
Class B (unlimited shares authorized):
Net assets........................................................................  $ 13,277,833   $ 49,408,670 $ 53,670,752
Shares of beneficial interest issued and outstanding..............................     1,438,647      4,458,724   14,931,735
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.23   $      11.08 $       3.59
                                                                                    ============   ============ ============
Class C (unlimited shares authorized):
Net assets........................................................................  $ 10,476,285   $ 27,386,506 $252,845,495
Shares of beneficial interest issued and outstanding..............................     1,136,544      2,468,610   70,057,719
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.22   $      11.09 $       3.61
                                                                                    ============   ============ ============

                                                                                    High Yield  Tax Exempt
                                                                                       Bond      Insured
                                                                                       Fund        Fund
                                                                                   ------------ -----------
Class A (unlimited shares authorized):
Net assets........................................................................ $159,756,141 $47,845,520
Shares of beneficial interest issued and outstanding..............................   34,515,725   3,825,662
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.63 $     12.51
Maximum sales charge (4.75% of offering price)....................................         0.23        0.62
                                                                                   ------------ -----------
Maximum offering price to public.................................................. $       4.86 $     13.13
                                                                                   ============ ===========
Class B (unlimited shares authorized):
Net assets........................................................................ $ 42,692,424 $ 3,972,170
Shares of beneficial interest issued and outstanding..............................    9,210,861     317,604
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.64 $     12.51
                                                                                   ============ ===========
Class C (unlimited shares authorized):
Net assets........................................................................ $ 78,735,897 $ 3,801,609
Shares of beneficial interest issued and outstanding..............................   16,920,213     303,739
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.65 $     12.52
                                                                                   ============ ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2007 -- (unaudited)

                                                                                    U.S. Government               Strategic
                                                                                      Securities        GNMA        Bond
                                                                                         Fund           Fund        Fund
                                                                                    --------------- -----------  -----------
INCOME:
  Dividend (unaffiliated)..........................................................   $        --   $        --  $   213,061
  Interest (unaffiliated)..........................................................     4,659,499    10,496,243   26,080,839
                                                                                      -----------   -----------  -----------
   Total investment income*........................................................     4,659,499    10,496,243   26,293,900
                                                                                      -----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees..........................................       587,897       903,790    2,420,790
  Distribution and service maintenance fees:
   Class A.........................................................................       274,464       546,219      849,195
   Class B.........................................................................        68,431       263,294      273,496
   Class C.........................................................................        51,843       142,836    1,189,051
  Transfer agent fees:
   Class A.........................................................................       195,618       361,704      549,803
   Class B.........................................................................        20,641        67,166       65,515
   Class C.........................................................................        13,932        35,811      268,163
  Registration fees:
   Class A.........................................................................        12,887        12,721       35,367
   Class B.........................................................................         8,312         7,858        7,831
   Class C.........................................................................        10,379        10,131       31,633
  Custodian and accounting fees....................................................        39,642        75,937      134,249
  Reports to shareholders..........................................................        18,360        34,873       48,040
  Audit and tax fees...............................................................        20,588        20,757       21,692
  Legal fees.......................................................................         5,361         5,773       10,412
  Trustees' fees and expenses......................................................         6,314        13,749       19,384
  Interest expense.................................................................            --            --        1,828
  Interest expense on securities sold short........................................            --            --           --
  Other expenses...................................................................         8,195        10,254       12,158
                                                                                      -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and custody credits..     1,342,864     2,512,873    5,938,607
   Fees waived and expenses reimbursed by investment advisor (Note 3)..............      (368,307)     (301,733)          --
   Custody credits earned on cash balances.........................................          (966)          (67)    (119,474)
                                                                                      -----------   -----------  -----------
   Net expenses....................................................................       973,591     2,211,073    5,819,133
                                                                                      -----------   -----------  -----------
Net investment income (loss).......................................................     3,685,908     8,285,170   20,474,767
                                                                                      -----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............................    (2,186,884)      400,870   (7,196,210)
Net realized foreign exchange gain (loss) on other assets and liabilities..........            --            --    6,407,798
                                                                                      -----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies.....................    (2,186,884)      400,870     (788,412)
                                                                                      -----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).....     2,317,611      (869,666)  (8,728,200)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities..            --            --      108,417
Change in unrealized appreciation (depreciation) on securities sold short..........            --            --           --
                                                                                      -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies...................     2,317,611      (869,666)  (8,619,783)
                                                                                      -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies......       130,727      (468,796)  (9,408,195)
                                                                                      -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................   $ 3,816,635   $ 7,816,374  $11,066,572
                                                                                      ===========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of.....................   $        --   $        --  $    76,717
                                                                                      ===========   ===========  ===========

                                                                                     High Yield   Tax Exempt
                                                                                        Bond       Insured
                                                                                        Fund         Fund
                                                                                    ------------  ----------
INCOME:
  Dividend (unaffiliated).......................................................... $    268,872  $       --
  Interest (unaffiliated)..........................................................   13,586,637   1,332,226
                                                                                    ------------  ----------
   Total investment income*........................................................   13,855,509   1,332,226
                                                                                    ------------  ----------
EXPENSES:
  Investment advisory and management fees..........................................    1,321,745     141,404
  Distribution and service maintenance fees:
   Class A.........................................................................      398,646      84,268
   Class B.........................................................................      236,858      23,356
   Class C.........................................................................      418,243      18,688
  Transfer agent fees:
   Class A.........................................................................      265,871      58,865
   Class B.........................................................................       56,958       6,745
   Class C.........................................................................       97,391       5,379
  Registration fees:
   Class A.........................................................................       25,778      10,035
   Class B.........................................................................        9,252       7,720
   Class C.........................................................................       10,913      10,098
  Custodian and accounting fees....................................................       65,326      16,141
  Reports to shareholders..........................................................       29,636       3,766
  Audit and tax fees...............................................................       22,014      19,263
  Legal fees.......................................................................        8,074       3,804
  Trustees' fees and expenses......................................................       11,625       2,159
  Interest expense.................................................................       44,361          --
  Interest expense on securities sold short........................................       97,818          --
  Other expenses...................................................................       10,554       6,483
                                                                                    ------------  ----------
   Total expenses before fee waivers, expense reimbursements, and custody credits..    3,131,063     418,174
   Fees waived and expenses reimbursed by investment advisor (Note 3)..............     (257,702)    (10,458)
   Custody credits earned on cash balances.........................................       (7,590)       (213)
                                                                                    ------------  ----------
   Net expenses....................................................................    2,865,771     407,503
                                                                                    ------------  ----------
Net investment income (loss).......................................................   10,989,738     924,723
                                                                                    ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............................   (5,209,297)   (266,199)
Net realized foreign exchange gain (loss) on other assets and liabilities..........        7,339          --
                                                                                    ------------  ----------
Net realized gain (loss) on investments and foreign currencies.....................   (5,201,958)   (266,199)
                                                                                    ------------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).....   (9,507,185)   (405,566)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities..       (4,510)         --
Change in unrealized appreciation (depreciation) on securities sold short..........       (2,772)         --
                                                                                    ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies...................   (9,514,467)   (405,566)
                                                                                    ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies......  (14,716,425)   (671,765)
                                                                                    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $ (3,726,687) $  252,958
                                                                                    ============  ==========
--------
*Net of foreign withholding taxes on interest and dividends of..................... $      5,210  $       --
                                                                                    ============  ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               U.S. Government
                                                                                               Securities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2007       March 31,
                                                                                          (unaudited)      2007
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  3,685,908  $  6,828,045
  Net realized gain (loss) on investments and foreign currencies........................   (2,186,884)      (68,459)
  Net unrealized gain (loss) on investments and foreign currencies......................    2,317,611     1,657,175
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    3,816,635     8,416,761
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (3,309,163)   (6,264,372)
  Net investment income (Class B).......................................................     (244,460)     (608,171)
  Net investment income (Class C).......................................................     (185,020)     (312,901)
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (3,738,643)   (7,185,444)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)    7,165,604    (3,236,594)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................    7,243,596    (2,005,277)

NET ASSETS:
Beginning of period.....................................................................  176,836,200   178,841,477
                                                                                         ------------  ------------
End of period+.......................................................................... $184,079,796  $176,836,200
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $      3,886  $     56,621
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                                    GNMA Fund
                                                                                         -------------------------------
                                                                                         For the six months
                                                                                               ended        For the year
                                                                                           September 30,       ended
                                                                                                2007         March 31,
                                                                                            (unaudited)         2007
                                                                                         ------------------ ------------
Operations:
  Net investment income (loss)..........................................................    $  8,285,170    $ 16,306,209
  Net realized gain (loss) on investments and foreign currencies........................         400,870        (171,039)
  Net unrealized gain (loss) on investments and foreign currencies......................        (869,666)      4,010,650
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from operations.........................       7,816,374      20,145,820
                                                                                            ------------    ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................      (6,967,662)    (13,350,095)
  Net investment income (Class B).......................................................      (1,005,628)     (2,448,583)
  Net investment income (Class C).......................................................        (545,349)     (1,311,888)
  Net realized gain on securities (Class A).............................................              --              --
  Net realized gain on securities (Class B).............................................              --              --
  Net realized gain on securities (Class C).............................................              --              --
                                                                                            ------------    ------------
Total distributions to shareholders.....................................................      (8,518,639)    (17,110,566)
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)         304,154     (24,531,303)
                                                                                            ------------    ------------
Total increase (decrease) in net assets.................................................        (398,111)    (21,496,049)

NET ASSETS:
Beginning of period.....................................................................     398,338,604     419,834,653
                                                                                            ------------    ------------
End of period+..........................................................................    $397,940,493    $398,338,604
                                                                                            ============    ============
--------
+Includes accumulated undistributed net investment income (loss)........................    $     94,434    $    327,903
                                                                                            ============    ============

                                                                                               Strategic Bond Fund
                                                                                         -------------------------------
                                                                                         For the six months
                                                                                               ended        For the year
                                                                                           September 30,       ended
                                                                                                2007         March 31,
                                                                                            (unaudited)         2007
                                                                                         ------------------ ------------
Operations:
  Net investment income (loss)..........................................................    $ 21,139,310    $ 25,776,555
  Net realized gain (loss) on investments and foreign currencies........................        (788,412)      3,735,857
  Net unrealized gain (loss) on investments and foreign currencies......................      (9,284,326)     13,298,249
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from operations.........................      11,066,572      42,810,661
                                                                                            ------------    ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (11,876,768)    (18,128,377)
  Net investment income (Class B).......................................................      (1,153,076)     (2,175,396)
  Net investment income (Class C).......................................................      (5,033,975)     (6,149,737)
  Net realized gain on securities (Class A).............................................              --              --
  Net realized gain on securities (Class B).............................................              --              --
  Net realized gain on securities (Class C).............................................              --              --
                                                                                            ------------    ------------
Total distributions to shareholders.....................................................     (18,063,819)    (26,453,510)
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)      94,556,542     400,002,265
                                                                                            ------------    ------------
Total increase (decrease) in net assets.................................................      87,559,295     416,359,416

NET ASSETS:
Beginning of period.....................................................................     727,376,386     311,016,970
                                                                                            ------------    ------------
End of period+..........................................................................    $814,935,681    $727,376,386
                                                                                            ============    ============
--------
+Includes accumulated undistributed net investment income (loss)........................    $  1,456,268    $   (954,680)
                                                                                            ============    ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                           High Yield Bond Fund      Tax Exempt Insured Fund
                                                        --------------------------  -------------------------
                                                         For the six                 For the six
                                                        months ended  For the year  months ended  For the year
                                                        September 30,    ended      September 30,    ended
                                                            2007       March 31,        2007       March 31,
                                                         (unaudited)      2007       (unaudited)      2007
                                                        ------------- ------------  ------------- ------------
Operations:
 Net investment income (loss).......................... $ 14,776,873  $ 20,209,713   $   924,723  $ 1,996,138
 Net realized gain (loss) on investments and foreign
   currencies..........................................   (5,201,958)    6,213,051      (266,199)     481,567
 Net unrealized gain (loss) on investments and foreign
   currencies..........................................  (13,301,602)    6,288,956      (405,566)     281,498
                                                        ------------  ------------   -----------  -----------
Net increase (decrease) in net assets resulting from
 operations............................................   (3,726,687)   32,711,720       252,958    2,759,203
                                                        ------------  ------------   -----------  -----------

Distributions to shareholders from:
 Net investment income (Class A).......................   (6,913,817)  (13,055,050)     (810,473)  (1,775,224)
 Net investment income (Class B).......................   (1,281,344)   (3,241,816)      (55,721)    (149,453)
 Net investment income (Class C).......................   (2,262,539)   (5,181,540)      (51,086)    (115,967)
 Net realized gain on securities (Class A).............           --            --            --     (365,409)
 Net realized gain on securities (Class B).............           --            --            --      (39,551)
 Net realized gain on securities (Class C).............           --            --            --      (31,739)
                                                        ------------  ------------   -----------  -----------
Total distributions to shareholders....................  (10,457,700)  (21,478,406)     (917,280)  (2,477,343)
                                                        ------------  ------------   -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................  (84,442,347)   32,050,805    (2,836,547)  (9,226,947)
                                                        ------------  ------------   -----------  -----------
Total increase (decrease) in net assets................  (98,626,734)   43,284,119    (3,500,869)  (8,945,087)

NET ASSETS:
Beginning of period....................................  379,811,196   336,527,077    59,120,168   68,065,255
                                                        ------------  ------------   -----------  -----------
End of period+......................................... $281,184,462  $379,811,196   $55,619,299  $59,120,168
                                                        ============  ============   ===========  ===========
--------
+Includes accumulated undistributed net investment
 income (loss)......................................... $ (2,241,803) $ (2,773,841)  $   (43,507) $   (50,950)
                                                        ============  ============   ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
-
 03/31/03      $8.80     $0.37      $ 0.86      $ 1.23     $(0.40)       $--      $(0.40) $9.63    14.14%  $210,848     1.21%
 03/31/04       9.63      0.30        0.01        0.31      (0.30)        --       (0.30)  9.64     3.29    204,618     0.99
 03/31/05       9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905     0.99
 03/31/06       9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284     0.99
 03/31/07       9.16      0.37        0.10        0.47      (0.39)        --       (0.39)  9.24     5.25    152,239     0.99
 09/30/07+      9.24      0.19       (0.01)       0.18      (0.19)        --       (0.19)  9.23     2.02    160,326     0.99(5)
                                                                         Class B
-
 03/31/03      $8.80     $0.30      $ 0.87      $ 1.17     $(0.33)       $--      $(0.33) $9.64    13.51%  $ 62,595     1.76%
 03/31/04       9.64      0.24        0.01        0.25      (0.24)        --       (0.24)  9.65     2.62     36,605     1.64
 03/31/05       9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013     1.64
 03/31/06       9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276     1.64
 03/31/07       9.16      0.32        0.09        0.41      (0.33)        --       (0.33)  9.24     4.57     14,716     1.64
 09/30/07+      9.24      0.16       (0.01)       0.15      (0.16)        --       (0.16)  9.23     1.69     13,278     1.64(5)
                                                                         Class C*
-
 03/31/03      $8.79     $0.30      $ 0.87      $ 1.17     $(0.33)       $--      $(0.33) $9.63    13.52%  $ 24,322     1.75%
 03/31/04       9.63      0.24        0.01        0.25      (0.24)        --       (0.24)  9.64     2.62     15,139     1.64
 03/31/05       9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945     1.64
 03/31/06       9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281     1.64
 03/31/07       9.15      0.31        0.10        0.41      (0.33)        --       (0.33)  9.23     4.57      9,881     1.64
 09/30/07+      9.23      0.16       (0.01)       0.15      (0.16)        --       (0.16)  9.22     1.69     10,476     1.64(5)

                         -

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------  -

                         -
    3.88%        630%(4)
    3.14         267(4)
    3.26         253(4)
    3.80         357
    4.05         243
    4.16(5)      186

                         -
    3.20%        630%(4)
    2.45         267(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.52(5)      186

                         -
    3.18%        630%(4)
    2.45         267(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.51(5)      186

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07 09/30/07(5)+
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.21%    0.37%    0.39%    0.36%    0.38%      0.38%
U.S. Government Securities Fund Class B.   0.23     0.37     0.43     0.43     0.43       0.54
U.S. Government Securities Fund Class C.   0.27     0.38     0.48     0.57     0.43       0.59

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2003 2004 2005
                                                     ---- ---- ----
            U.S. Government Securities Fund......... 614% 256% 246%

(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       GNMA FUND
                                                                       ---------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net               Net
            Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                        Class A
-
03/31/03   $10.77     $0.37      $ 0.93      $1.30      $(0.42)     $(0.11)    $(0.53) $11.54   12.29%  $255,096     0.99%
03/31/04    11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)  11.38    3.06    337,467     0.99
03/31/05    11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20    1.41    338,031     0.99
03/31/06    11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00    2.18    303,343     0.99
03/31/07    11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08    5.23    310,508     0.99
09/30/07+   11.08      0.24       (0.03)      0.21       (0.24)         --      (0.24)  11.05    1.98    321,145     0.99(5)
                                                                        Class B
-
03/31/03   $10.80     $0.30      $ 0.93      $1.23      $(0.35)     $(0.11)    $(0.46) $11.57   11.54%  $189,323     1.64%
03/31/04    11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)  11.41    2.39    136,923     1.64
03/31/05    11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23    0.75    102,497     1.64
03/31/06    11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02    1.43     76,304     1.64
03/31/07    11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11    4.64     57,224     1.64
09/30/07+   11.11      0.21       (0.03)      0.18       (0.21)         --      (0.21)  11.08    1.65     49,409     1.64(5)
                                                                       Class C*
-
03/31/03   $10.81     $0.29      $ 0.94      $1.23      $(0.35)     $(0.11)    $(0.46) $11.58   11.53%   137,173     1.64%
03/31/04    11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)  11.42    2.39     88,184     1.64
03/31/05    11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24    0.75     54,936     1.64
03/31/06    11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04    1.53     40,188     1.64
03/31/07    11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13    4.64     30,606     1.64
09/30/07+   11.13      0.21       (0.04)      0.17       (0.21)         --      (0.21)  11.09    1.56     27,387     1.64(5)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    3.36%        436%(4)
    2.51         225(4)
    2.73         204(4)
    3.17         138
    4.19         142
    4.35(5)      159


    2.71%        436%(4)
    1.77         225(4)
    2.10         204(4)
    2.50         138
    3.53         142
    3.70(5)      159


    2.59%        436%(4)
    1.74         225(4)
    2.11         204(4)
    2.49         138
    3.53         142
    3.70(5)      159

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/03 03/31/04 03/31/05 03/31/06 03/31/07 09/30/07(5)+
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.13%    0.18%    0.17%    0.13%    0.15%      0.14%
GNMA Fund Class B.............   0.14     0.16     0.18     0.17     0.18       0.19
GNMA Fund Class C.............   0.13     0.16     0.18     0.19     0.17       0.22

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2003 2004 2005
                                                     ---- ---- ----
            GNMA Fund............................... 421% 213% 204%

(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   STRATEGIC BOND FUND
                                                                   -------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions           Net                 Net
            Asset                 (both               Dividends    from net             Asset              Assets,    Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,              end of      expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of    Total     period    to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period+ Return(2)   (000's)  net assets(4)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- ---------   -------- -------------
                                                                         Class A
-
03/31/03    $3.00     $0.20      $ 0.06      $0.26      $(0.18)       $--      $(0.18)  $3.08     9.07%(7) $ 37,136     1.62%
03/31/04     3.08      0.21        0.33       0.54       (0.21)        --       (0.21)   3.41    18.04       43,840     1.55(3)
03/31/05     3.41      0.20        0.11       0.31       (0.23)        --       (0.23)   3.49     9.36       59,279     1.40(3)
03/31/06     3.49      0.17        0.05       0.22       (0.18)        --       (0.18)   3.53     6.54      167,072     1.34
03/31/07     3.53      0.16        0.12       0.28       (0.18)        --       (0.18)   3.63     8.07      453,893     1.26
09/30/07+    3.63      0.10       (0.04)      0.06       (0.09)        --       (0.09)   3.60     1.63      508,419     1.28(6)
                                                                         Class B
-
03/31/03    $3.00     $0.18      $ 0.06      $0.24      $(0.16)       $--      $(0.16)  $3.08     8.36%(7) $ 27,879     2.28%
03/31/04     3.08      0.19        0.33       0.52       (0.19)        --       (0.19)   3.41    17.29       36,110     2.19(3)
03/31/05     3.41      0.18        0.10       0.28       (0.21)        --       (0.21)   3.48     8.35       37,250     2.05(3)
03/31/06     3.48      0.16        0.05       0.21       (0.16)        --       (0.16)   3.53     6.14       46,294     2.00(3)
03/31/07     3.53      0.15        0.10       0.25       (0.15)        --       (0.15)   3.63     7.36       55,728     1.94
09/30/07+    3.63      0.09       (0.05)      0.04       (0.08)        --       (0.08)   3.59     1.00       53,671     1.95(6)
                                                                         Class C*
-
03/31/03    $3.01     $0.19      $ 0.05      $0.24      $(0.16)       $--      $(0.16)  $3.09     8.47%(7) $ 14,423     2.17%(3)
03/31/04     3.09      0.19        0.34       0.53       (0.20)        --       (0.20)   3.42    17.43       22,064     2.16(3)
03/31/05     3.42      0.18        0.11       0.29       (0.21)        --       (0.21)   3.50     8.65       36,867     2.05(3)
03/31/06     3.50      0.15        0.05       0.20       (0.16)        --       (0.16)   3.54     5.84       97,651     1.99(3)
03/31/07     3.54      0.14        0.12       0.26       (0.16)        --       (0.16)   3.64     7.36      217,755     1.93
09/30/07+    3.64      0.09       (0.04)      0.05       (0.08)        --       (0.08)   3.61     1.30      252,845     1.94(6)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(4) Turnover
------------- ---------


    6.93%         67%(5)
    6.41(3)       71(5)
    5.94(3)      190(5)
    5.19         119
    4.84         131
    5.48(6)       65


    6.26%         67%(5)
    5.76(3)       71(5)
    5.32(3)      190(5)
    4.51(3)      119
    4.17         131
    4.81(6)       65


    6.37%(3)      67%(5)
    5.78(3)       71(5)
    5.29(3)      190(5)
    4.54(3)      119
    4.17         131
    4.82(6)       65

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                           03/31/03 03/31/04 03/31/05 03/31/06
                                           -------- -------- -------- --------
  Strategic Bond Fund Class A.............    -- %    0.02%    0.03%     -- %
  Strategic Bond Fund Class B.............     --     0.02     0.02     0.00
  Strategic Bond Fund Class C.............   0.11     0.02     0.03     0.00

(4)Net of custody credits of:

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07 9/30/07(6)+
                                         -------- -------- -------- -------- -------- -----------
Strategic Bond Fund.....................   0.01%    0.02%    0.01%    0.07%    0.05%     0.03%

(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                           2003 2004 2005
                                -          ---- ---- ----
                       Strategic Bond Fund 65%  69%  188%

(6)Annualized
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   HIGH YIELD BOND FUND
                                                                   --------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net
            Asset                 (both               Dividends    from net            Asset            Net Assets,  Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,             end of     expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total     period    to average
 Ended    of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)   net assets
--------  --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- ----------
                                                                         Class A
-
03/31/03    $4.13     $0.37      $(0.49)     $(0.12)    $(0.35)       $--      $(0.35) $3.66    (2.54)%  $ 66,521      1.56%
03/31/04     3.66      0.33        0.60        0.93      (0.36)        --       (0.36)  4.23    26.05      93,818      1.49
03/31/05     4.23      0.33        0.21        0.54      (0.34)        --       (0.34)  4.43    13.26     101,661      1.38(3)
03/31/06     4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041      1.36(3)(5)
03/31/07     4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554      1.36(3)
09/30/07+    4.77      0.16       (0.16)       0.00      (0.14)        --       (0.14)  4.63     0.05     159,756      1.36(3)(6)
                                                                         Class B
-
03/31/03    $4.13     $0.35      $(0.49)     $(0.14)    $(0.33)       $--      $(0.33) $3.66    (3.06)%  $ 57,596      2.18%
03/31/04     3.66      0.31        0.60        0.91      (0.33)        --       (0.33)  4.24    25.55      73,751      2.14
03/31/05     4.24      0.31        0.20        0.51      (0.31)        --       (0.31)  4.44    12.57      61,961      2.03(3)
03/31/06     4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346      2.01(3)(5)
03/31/07     4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479      2.01(3)
09/30/07+    4.78      0.14       (0.15)      (0.01)     (0.13)        --       (0.13)  4.64    (0.27)     42,692      2.01(3)(6)
                                                                         Class C*
-
03/31/03    $4.15     $0.34      $(0.48)     $(0.14)    $(0.33)       $--      $(0.33) $3.68    (2.97)%  $ 27,814      2.15%(3)
03/31/04     3.68      0.30        0.60        0.90      (0.33)        --       (0.33)  4.25    25.14      52,868      2.11(3)
03/31/05     4.25      0.30        0.22        0.52      (0.31)        --       (0.31)  4.46    12.77      65,385      2.03(3)
03/31/06     4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140      2.01(3)(5)
03/31/07     4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777      2.01(3)
09/30/07+    4.80      0.13       (0.15)      (0.02)     (0.13)        --       (0.13)  4.65    (0.47)     78,736      2.01(3)(6)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


  10.26%         117%(4)
   8.15          126(4)
   7.59(3)        85(4)
   7.20(3)(5)     91
   6.44(3)        86
   6.37(3)(6)     39


   9.63%         117%(4)
   7.52          126(4)
   7.04(3)        85(4)
   6.71(3)(5)     91
   5.82(3)        86
   5.73(3)(6)     39


   9.67%(3)      117%(4)
   7.53(3)       126(4)
   6.97(3)        85(4)
   6.67(3)(5)     91
   5.80(3)        86
   5.68(3)(6)     39

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07 09/30/07(6)+
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............    -- %     -- %    0.08%    0.11%    0.09%      0.14%
High Yield Bond Fund Class B............     --       --     0.07     0.14     0.11       0.17
High Yield Bond Fund Class C............   0.10     0.01     0.09     0.12     0.10       0.15

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                           2003 2004 2005
                                           ---- ---- ----
                      High Yield Bond Fund 117% 126% 85%

(5)Net of custody credits of 0.01%.
(6)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                TAX EXEMPT INSURED FUND
                                                                -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                        Class A
-
 03/31/03     $12.72     $0.41      $ 0.73      $1.14      $(0.43)     $(0.09)    $(0.52) $13.34   9.08%   $78,358    1.24%
 03/31/04      13.34      0.39        0.24       0.63       (0.37)      (0.44)     (0.81)  13.16   4.86     69,098    1.26
 03/31/05      13.16      0.41       (0.18)      0.23       (0.41)      (0.17)     (0.58)  12.81   1.83     62,032    1.25
 03/31/06      12.81      0.41       (0.10)      0.31       (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
 03/31/07      12.59      0.42        0.15       0.57       (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
 09/30/07+     12.65      0.21       (0.14)      0.07       (0.21)         --      (0.21)  12.51   0.57     47,846    1.32(4)
                                                                        Class B
-
 03/31/03     $12.72     $0.32      $ 0.73      $1.05      $(0.34)     $(0.09)    $(0.43) $13.34   8.30%   $19,031    1.97%
 03/31/04      13.34      0.30        0.23       0.53       (0.27)      (0.44)     (0.71)  13.16   4.10     16,632    1.96
 03/31/05      13.16      0.33       (0.18)      0.15       (0.32)      (0.17)     (0.49)  12.82   1.21      9,000    1.94
 03/31/06      12.82      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
 03/31/07      12.60      0.31        0.15       0.46       (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
 09/30/07+     12.65      0.16       (0.15)      0.01       (0.15)         --      (0.15)  12.51   0.07      3,972    2.30(4)
                                                                        Class C*
-
 03/31/03     $12.72     $0.31      $ 0.74      $1.05      $(0.34)     $(0.09)    $(0.43) $13.34   8.32%   $ 6,451    1.95%(3)
 03/31/04      13.34      0.30        0.24       0.54       (0.28)      (0.44)     (0.72)  13.16   4.14      5,803    1.95(3)
 03/31/05      13.16      0.32       (0.18)      0.14       (0.32)      (0.17)     (0.49)  12.81   1.12      5,701    1.95(3)
 03/31/06      12.81      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(3)
 03/31/07      12.59      0.33        0.17       0.50       (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)
 09/30/07+     12.66      0.17       (0.14)      0.03       (0.17)         --      (0.17)  12.52   0.25      3,802    1.95(3)(4)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   3.12%         195%
   2.90          131
   3.14          153
   3.14           81
   3.28           84
   3.39(4)        27


   2.39%         195%
   2.20          131
   2.44          153
   2.48           81
   2.44           84
   2.41(4)        27


   2.40%(3)      195%
   2.21(3)       131
   2.44(3)       153
   2.48(3)        81
   2.60(3)        84
   2.76(3)(4)     27

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07 09/30/07(4)+
                                         -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class C.........   0.00%    0.12%    0.09%    0.20%    0.09%      0.56%

(4)Annualized.

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

                     Government National Mtg. Assoc. 42.2%
                     United States Treasury Notes... 21.7
                     Repurchase Agreements.......... 16.1
                     United States Treasury Bonds... 12.4
                     Finance -- Other Services......  5.5
                     Small Business Administration..  0.9
                     Federal Farm Credit Bank.......  0.7
                     Federal National Mtg. Assoc....  0.2
                                                     ----
                                                     99.7%
                                                     ====

Credit Quality+#

                         Government -- Agency..  52.5%
                         Government -- Treasury  40.9
                         AA....................   6.6
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 49.5%
        Federal Farm Credit Bank -- 0.7%
           5.64% due 04/04/11................... $   500,000 $   519,402
           6.00% due 03/07/11...................     200,000     209,648
           6.30% due 12/03/13(1)................     500,000     540,647
                                                             -----------
                                                               1,269,697
                                                             -----------
        Federal Home Loan Mtg. Corp. -- 0.0%
           8.00% due 06/01/08...................         436         437
                                                             -----------
        Federal National Mtg. Assoc. -- 0.2%
           6.53% due 05/25/30...................     354,553     353,706
           8.00% due 01/01/23...................      33,286      35,174
           11.00% due 02/01/15..................          31          35
           11.50% due 09/01/19..................       8,969       9,956
                                                             -----------
                                                                 398,871
                                                             -----------
        Finance-Other Services -- 5.5%
          Private Export Funding Corp.
           5.87% due 07/31/08...................  10,000,000  10,097,060
                                                             -----------
        Government National Mtg. Assoc. -- 42.2%
           4.50% due 05/15/18...................     885,323     856,504
           4.50% due 08/15/18...................   1,384,217   1,339,158
           4.50% due 09/15/18...................   4,115,076   3,981,123
           4.50% due 10/15/18...................   4,086,236   3,953,222
           4.50% due 09/15/33...................   4,622,102   4,346,406
           5.00% due 04/15/18...................   4,088,970   4,028,229
           5.00% due 04/15/33...................      27,525      26,675
           5.00% due 08/15/33...................   1,791,375   1,736,054
           5.00% due 09/15/33...................     823,375     797,947
           5.00% due 10/15/33...................     577,818     559,974
           5.00% due 04/15/34...................      28,071      27,192
           5.00% due 11/15/34...................     200,196     193,922
           5.00% due 02/15/35...................      25,900      25,075
           5.00% due 03/15/35...................     505,049     488,963
           5.00% due 04/15/35...................      62,756      60,757
           5.00% due 05/15/35...................   2,136,008   2,067,973
           5.00% due 09/15/35...................     971,511     940,567
           5.00% due 10/15/35...................     153,297     148,414
           5.00% due 12/15/35...................      96,128      93,066
           5.00% due 03/15/36...................     891,483     862,582
           5.00% due 05/15/36...................   1,394,852   1,349,633
           5.00% due 06/15/36...................     944,917     914,284
           5.00% due 09/15/36...................   2,115,260   2,046,277
           5.00% due 10/15/36...................     504,313     487,964
           5.00% due 11/15/36...................      54,517      52,750
           5.00% due 12/15/36...................     401,957     388,926
           5.00% due 01/15/37...................   4,619,152   4,468,482
           5.00% due 02/15/37...................   2,108,322   2,039,551
           5.00% due 03/15/37...................   1,702,028   1,646,510
           5.00% due 04/15/37...................   1,812,502   1,753,381
           5.50% due 11/15/32...................      14,141      13,966
           5.50% due 03/15/33...................     444,045     438,470
           5.50% due 04/15/33...................     527,305     520,685
           5.50% due 05/15/33...................   1,232,672   1,217,196
           5.50% due 06/15/33...................   5,839,625   5,766,314
           5.50% due 07/15/33...................   1,569,428   1,549,725
           5.50% due 10/15/33...................   1,603,139   1,583,013

                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
         5.50% due 12/15/33...................... $   336,833 $   332,604
         5.50% due 01/15/34......................   3,449,861   3,405,394
         5.50% due 02/15/34......................   1,952,722   1,927,553
         6.00% due 01/15/28......................       2,408       2,432
         6.00% due 04/15/28......................   1,255,000   1,268,134
         6.00% due 05/15/28......................       1,366       1,380
         6.00% due 10/15/28......................       3,567       3,602
         6.00% due 03/15/29......................      56,961      57,510
         6.00% due 04/15/29......................      43,761      44,183
         6.00% due 05/15/29......................      69,987      70,662
         6.00% due 06/15/29......................      27,787      28,054
         6.00% due 04/15/31......................      24,247      24,472
         6.00% due 05/15/31......................      45,381      45,801
         6.00% due 11/15/31......................     165,897     167,434
         6.00% due 12/15/31......................     340,588     343,741
         6.00% due 01/15/32......................     159,697     161,076
         6.00% due 02/15/32......................      39,413      39,754
         6.00% due 03/15/32......................       8,396       8,469
         6.00% due 08/15/32......................     256,146     258,358
         6.00% due 11/15/32......................      37,172      37,493
         6.00% due 12/15/32......................       9,422       9,503
         6.00% due 01/15/33......................      18,238      18,388
         6.00% due 02/15/33......................      55,028      55,482
         6.00% due 03/15/33......................      80,114      80,776
         6.00% due 04/15/33......................     319,524     322,162
         6.00% due 07/15/33......................     234,609     236,546
         6.00% due 08/15/33......................   2,349,924   2,370,672
         6.00% due 09/15/33......................     327,958     330,666
         6.00% due 10/15/33......................   1,329,310   1,340,291
         6.00% due 11/15/33......................     147,039     148,252
         6.00% due 12/15/33......................     690,686     696,388
         6.00% due 02/15/34......................     322,247     324,668
         6.00% due 05/15/34......................      42,220      42,537
         6.00% due 06/15/34......................      42,219      42,536
         6.00% due 07/15/34......................   1,413,945   1,424,568
         6.00% due 08/15/34......................     170,518     171,800
         6.00% due 09/15/34......................   1,186,536   1,195,451
         6.00% due 10/15/34......................   4,413,486   4,446,648
         6.00% due 12/15/34......................     314,329     316,691
         6.00% due 06/15/35......................     267,303     269,128
         6.00% due 08/15/35......................     315,047     317,198
         6.50% due 02/15/29......................      14,143      14,504
         6.50% due 05/15/31......................      10,931      11,204
         6.50% due 06/15/31......................      64,206      65,807
         6.50% due 07/15/31......................      36,291      37,195
         6.50% due 08/15/31......................      73,725      75,563
         6.50% due 09/15/31......................     188,354     193,049
         6.50% due 10/15/31......................     284,569     291,663
         6.50% due 11/15/31......................      12,678      12,994
         6.50% due 12/15/31......................      19,020      19,494
         6.50% due 01/15/32......................      30,302      31,043
         6.50% due 02/15/32......................     508,240     520,657
         6.50% due 06/15/32......................      50,908      52,152
         7.00% due 07/15/23......................      30,487      31,976
         7.00% due 10/15/23......................      44,683      46,865
         7.00% due 09/15/25......................     216,352     227,017
         7.00% due 03/20/29......................      16,261      16,989

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
         7.00% due 06/20/29...................... $     2,681 $      2,801
         7.00% due 11/20/30......................      67,787       70,798
         7.50% due 04/15/17......................      10,213       10,676
         7.50% due 08/15/23......................     178,471      187,349
         7.50% due 09/15/23......................     530,809      557,217
         7.50% due 10/15/23......................      16,371       17,185
         8.00% due 02/15/08......................          37           38
         9.00% due 12/15/16......................      56,161       60,215
         11.00% due 08/20/15.....................         127          142
         11.00% due 09/20/15.....................         393          440
         11.50% due 05/20/15.....................       3,572        4,063
         12.50% due 09/15/14.....................       5,069        5,755
         13.00% due 01/15/11.....................       1,330        1,491
         13.00% due 02/15/11.....................       2,198        2,464
         13.00% due 03/15/11.....................         160          179
         13.00% due 04/15/11.....................         386          433
         13.00% due 09/15/13.....................       4,525        5,137
         13.00% due 10/20/14.....................       1,025        1,154
         13.00% due 11/15/14.....................         651          743
         13.00% due 02/20/15.....................         608          684
         13.50% due 02/15/13.....................       8,112        9,296
         15.00% due 01/15/12.....................         368          427
         15.00% due 02/15/12.....................         930        1,079
         15.00% due 06/15/12.....................       9,892       11,483
         15.00% due 09/15/12.....................         562          653
         15.50% due 09/15/11.....................      29,961       34,662
                                                              ------------
                                                                77,794,123
                                                              ------------
      Small Business Administration -- 0.9%
         6.30% due 06/01/18......................   1,575,042    1,615,109
                                                              ------------
      Total U.S. Government Agencies
         (cost $92,712,093)......................               91,175,297
                                                              ------------
      U.S. GOVERNMENT TREASURIES -- 34.1%
      United States Treasury Bonds -- 12.4%
         5.00% due 05/15/37......................   4,000,000    4,103,124
         4.75% due 02/15/37......................  19,000,000   18,737,268
                                                              ------------
                                                                22,840,392
                                                              ------------
      United States Treasury Notes -- 21.7%
         4.50% due 05/15/17......................  34,000,000   33,808,750
         5.13% due 06/30/08......................   6,000,000    6,042,654
                                                              ------------
                                                                39,851,404
                                                              ------------
      Total U.S. Government Treasuries
         (cost $60,419,651)......................               62,691,796
                                                              ------------
      Total Long-Term Investment Securities
         (cost $153,131,744).....................              153,867,093
                                                              ------------

                                                               Market
                                                Principal      Value
                Security Description             Amount       (Note 2)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 16.1%
         UBS Securities, LLC Joint Repurchase
          Agreement(2)
          (cost $29,653,000).................. $29,653,000  $ 29,653,000
                                                            ------------
       TOTAL INVESTMENTS
          (cost $182,784,744)(3)..............        99.7%  183,520,093
       Other assets less liabilities..........         0.3       559,703
                                               -----------  ------------
       NET ASSETS                                    100.0% $184,079,796
                                               ===========  ============

--------
(1)  Collateralized Mortgage Obligation
(2)  See Note 2 for details of Joint Repurchase Agreements.
(3)  See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)


Industry Allocation*

                     Government National Mtg. Assoc.  87.7%
                     Repurchase Agreements..........  10.6
                     United States Treasury Notes...   6.3
                     United States Treasury Bonds...   4.8
                     Federal National Mtg. Assoc....   0.4
                     Small Business Administration..   0.1
                                                     -----
                                                     109.9%
                                                     =====

Credit Quality+#

                         Government -- Agency..  88.8%
                         Government -- Treasury  11.2%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)


                                                                   Market
                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES -- 88.2%
   Federal National Mtg. Assoc. -- 0.4%
     Federal National Mtg. Assoc. Series 2005 -- 20
      5.00% due 01/25/18(1)......................... $ 1,588,903 $ 1,585,641
                                                                 -----------
   Government National Mtg. Assoc. -- 87.7%
      4.50% due 05/15/18............................   1,770,647   1,713,009
      4.50% due 08/15/18............................     891,274     862,261
      4.50% due 09/15/18............................   3,088,710   2,988,167
      4.50% due 10/15/18............................   4,771,978   4,616,641
      4.50% due 08/15/33............................   2,683,041   2,523,005
      4.50% due 09/15/33............................   3,347,203   3,147,552
      5.00% due 03/15/18............................     547,717     539,581
      5.00% due 04/15/18............................   6,477,117   6,380,898
      5.00% due 05/15/18............................   9,200,358   9,063,692
      5.00% due 01/15/33............................      17,774      17,225
      5.00% due 05/15/33............................      12,113      11,744
      5.00% due 08/15/33............................   2,711,838   2,628,091
      5.00% due 09/15/33............................   2,530,271   2,452,131
      5.00% due 10/15/33............................   5,813,402   5,633,874
      5.00% due 04/15/34............................      53,603      51,923
      5.00% due 05/15/34............................     152,352     147,578
      5.00% due 11/15/34............................     684,958     663,493
      5.00% due 12/15/34............................     673,455     652,351
      5.00% due 09/15/35............................      21,174      20,499
      5.00% due 10/15/35............................     131,675     127,481
      5.00% due 11/15/35............................     130,751     126,587
      5.00% due 12/15/35............................      69,858      67,633
      5.00% due 02/15/36............................     163,580     158,277
      5.00% due 04/15/36............................     517,443     500,669
      5.00% due 06/15/36............................   1,542,015   1,492,026
      5.00% due 07/15/36............................     491,762     475,820
      5.00% due 08/15/36............................      26,447      25,590
      5.00% due 09/15/36............................     911,730     881,907
      5.00% due 10/15/36............................      26,336      25,483
      5.00% due 11/15/36............................     487,505     471,701
      5.00% due 12/15/36............................   1,304,080   1,261,804
      5.00% due 01/15/37............................     827,695     800,697
      5.00% due 02/15/37............................     889,933     860,905
      5.00% due 04/15/37............................  10,056,889   9,728,849
      5.50% due 06/15/29............................       5,660       5,596
      5.50% due 01/15/32............................      44,868      44,312
      5.50% due 12/15/32............................     719,936     711,021
      5.50% due 01/15/33............................     471,868     465,944
      5.50% due 02/15/33............................   1,869,918   1,846,443
      5.50% due 03/15/33............................   1,068,789   1,055,372
      5.50% due 04/15/33............................   5,791,927   5,719,214
      5.50% due 05/15/33............................   6,783,687   6,698,523
      5.50% due 06/15/33............................   7,496,786   7,402,773
      5.50% due 07/15/33............................     384,009     379,188
      5.50% due 08/15/33............................   2,319,140   2,290,025
      5.50% due 09/15/33............................     381,999     377,204
      5.50% due 10/15/33............................   6,245,874   6,167,462
      5.50% due 12/15/33............................   7,166,834   7,076,860
      5.50% due 01/15/34............................   9,505,749   9,383,224
      5.50% due 02/15/34............................   1,278,583   1,262,102
      5.50% due 04/15/35............................   2,181,715   2,152,703
      5.50% due 07/15/35............................   2,461,699   2,428,964
      5.50% due 09/15/35............................  24,716,499  24,387,822

                                                                 Market
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
         5.50% due 10/15/35...................... $15,928,459 $ 15,716,644
         5.50% due 11/15/35......................  30,667,645   30,259,831
         5.50% due 12/15/35......................  18,783,478   18,533,698
         5.50% due 02/15/36......................   2,614,417    2,578,340
         5.50% due 03/15/36......................  10,159,645   10,019,449
         5.50% due 04/15/36......................     447,055      440,886
         5.50% due 05/15/36......................   3,308,042    3,262,395
         6.00% due 11/15/23......................       3,935        3,980
         6.00% due 01/15/24......................       5,503        5,565
         6.00% due 07/15/28......................       5,101        5,152
         6.00% due 11/15/28......................     297,727      300,685
         6.00% due 12/15/28......................     298,720      301,688
         6.00% due 01/15/29......................     626,005      632,039
         6.00% due 02/15/29......................     746,731      753,929
         6.00% due 03/15/29......................     553,478      558,815
         6.00% due 04/15/29......................   1,446,334    1,460,329
         6.00% due 05/15/29......................      70,607       71,288
         6.00% due 06/15/29......................     610,163      616,072
         6.00% due 07/15/29......................     170,736      172,382
         6.00% due 08/15/29......................      20,184       20,379
         6.00% due 10/15/29......................     104,905      105,916
         6.00% due 04/15/31......................      16,649       16,803
         6.00% due 07/15/31......................      15,185       15,326
         6.00% due 10/15/31......................      83,918       84,695
         6.00% due 11/15/31......................   1,385,415    1,398,242
         6.00% due 12/15/31......................     581,832      587,220
         6.00% due 01/15/32......................     658,719      664,408
         6.00% due 02/15/32......................      50,868       51,307
         6.00% due 03/15/32......................     434,192      437,942
         6.00% due 07/15/32......................     108,315      109,250
         6.00% due 08/15/32......................   1,564,134    1,578,367
         6.00% due 09/15/32......................   1,046,514    1,055,552
         6.00% due 10/15/32......................     202,843      204,595
         6.00% due 11/15/32......................       6,211        6,265
         6.00% due 12/15/32......................     169,282      170,744
         6.00% due 01/15/33......................   1,514,111    1,526,612
         6.00% due 02/15/33......................   1,638,649    1,652,178
         6.00% due 03/15/33......................   1,191,900    1,201,742
         6.00% due 04/15/33......................   1,289,957    1,300,607
         6.00% due 05/15/33......................   1,365,215    1,376,485
         6.00% due 06/15/33......................   1,000,800    1,009,061
         6.00% due 08/15/33......................   1,566,078    1,579,180
         6.00% due 10/15/33......................     481,525      485,501
         6.00% due 11/15/33......................   1,606,140    1,619,406
         6.00% due 12/15/33......................   3,117,194    3,142,928
         6.00% due 01/15/34......................   1,577,537    1,589,391
         6.00% due 02/15/34......................  10,170,476   10,246,892
         6.00% due 03/15/34......................     305,077      307,369
         6.00% due 04/15/34......................   3,547,402    3,574,057
         6.00% due 05/15/34......................     263,799      265,782
         6.00% due 06/15/34......................     316,984      319,365
         6.00% due 07/15/34......................   3,480,524    3,506,676
         6.00% due 08/15/34......................   5,040,191    5,077,955
         6.00% due 09/15/34......................     249,285      251,149
         6.00% due 10/15/34......................     696,080      701,310
         6.00% due 11/15/34......................   1,654,341    1,666,771

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
         6.00% due 12/15/34...................... $    58,621 $     59,061
         6.00% due 01/15/35......................      96,778       97,440
         6.00% due 02/15/35......................   1,003,909    1,010,762
         6.00% due 04/15/35......................      59,880       60,289
         6.00% due 05/15/35......................     117,296      118,097
         6.00% due 06/15/35......................     423,910      426,803
         6.00% due 11/15/35......................      22,016       22,166
         6.00% due 12/15/35......................   1,525,346    1,535,349
         6.00% due 01/15/36......................   1,037,528    1,044,265
         6.00% due 02/15/36......................   1,910,184    1,922,587
         6.00% due 03/15/36......................   1,788,468    1,800,080
         6.00% due 04/15/36......................   5,217,187    5,251,061
         6.00% due 05/15/36......................   6,002,723    6,041,698
         6.00% due 06/15/36......................   3,124,335    3,144,621
         6.00% due 07/15/36......................   1,660,392    1,671,173
         6.00% due 08/15/36......................      23,195       23,351
         6.00% due 09/15/36......................     240,334      241,894
         6.00% due 10/15/36......................   1,743,587    1,755,093
         6.00% due 11/15/36......................   2,730,049    2,747,774
         6.00% due October TBA...................  40,000,000   40,250,000
         6.50% due 03/15/28......................      24,443       25,100
         6.50% due 08/15/28......................      39,166       40,190
         6.50% due 12/15/28......................         695          713
         6.50% due 01/15/29......................       4,454        4,568
         6.50% due 02/15/29......................       1,543        1,583
         6.50% due 03/15/29......................     110,229      113,047
         6.50% due 04/15/29......................       1,764        1,809
         6.50% due 05/15/29......................      12,061       12,375
         6.50% due 06/15/29......................      38,054       39,027
         6.50% due 07/15/29......................       4,571        4,688
         6.50% due 10/15/29......................       3,467        3,555
         6.50% due 08/15/31......................     236,359      242,252
         6.50% due 09/15/31......................      17,513       17,949
         6.50% due 10/15/31......................     284,569      291,663
         6.50% due 11/15/31......................     149,428      153,153
         6.50% due 12/15/31......................     179,159      183,625
         6.50% due 02/15/32......................     220,470      225,857
         6.50% due 05/15/32......................   1,373,472    1,407,028
         6.50% due 06/15/32......................     119,794      122,720
         7.00% due 03/15/23......................      89,655       94,033
         7.00% due 01/20/24......................         613          641
         7.00% due 03/20/24......................         633          662
         7.00% due 07/20/25......................       3,429        3,587
         7.00% due 09/15/25......................      93,957       98,589
         7.00% due 01/20/29......................      37,712       39,400
         7.00% due 02/20/29......................       7,202        7,524
         7.00% due 06/20/29......................      13,296       13,892
         7.00% due 07/20/29......................      50,342       52,596
         7.00% due 09/20/29......................       4,982        5,206
         7.00% due 10/20/29......................      10,321       10,784
         7.00% due 11/20/29......................       3,359        3,509
         7.00% due 03/20/30......................       4,804        5,018
         7.00% due 06/20/30......................       7,603        7,941
         7.00% due 08/20/30......................      28,047       29,293
         7.00% due 09/20/30......................      25,353       26,479
         7.00% due 10/20/30......................      29,737       31,057

                                                               Market
                                                Principal      Value
                Security Description             Amount       (Note 2)
       -----------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
          8.00% due 11/15/26.................. $   166,042  $    176,550
          8.00% due 12/15/29..................      16,154        17,179
          8.00% due 04/15/30..................      34,161        36,342
          8.00% due 05/15/30..................       5,512         5,864
          8.00% due 08/15/30..................      42,584        45,302
          8.50% due 03/15/17..................      16,003        17,182
          8.50% due 05/15/21..................      50,010        53,939
          8.50% due 12/15/22..................      44,920        48,501
          8.50% due 01/15/23..................     114,238       123,456
          8.50% due 09/15/24..................      31,490        34,058
          9.00% due 07/15/16..................      62,017        66,492
          9.00% due 10/15/16..................       5,485         5,881
                                                            ------------
                                                             348,749,914
                                                            ------------
       Small Business Administration -- 0.1%
         6.30% due 06/01/18...................     525,014       538,370
                                                            ------------
       Total U.S. Government Agencies
          (cost $354,909,630).................               350,873,925
                                                            ------------
       U.S. GOVERNMENT TREASURIES --11.1%
       United States Treasury Bonds -- 4.8%
         4.75% due 02/15/37...................  14,000,000    13,806,408
         5.00% due 05/15/37...................   5,000,000     5,128,905
                                                            ------------
                                                              18,935,313
                                                            ------------
       United States Treasury Notes -- 6.3%
         4.50% due 05/15/17...................   5,000,000     4,971,875
         4.75% due 08/15/17...................  10,000,000    10,134,380
         5.13% due 06/30/08...................  10,000,000    10,071,090
                                                            ------------
                                                              25,177,345
                                                            ------------
       Total U.S. Government Treasuries
          (cost $43,020,159)..................                44,112,658
                                                            ------------
       Total Long-Term Investment Securities
          (cost $397,929,789).................               394,986,583
                                                            ------------
       REPURCHASE AGREEMENT -- 10.6%
         UBS Securities, LLC Joint Repurchase
          Agreement(2)
          (cost $42,227,000)..................  42,227,000    42,227,000
                                                            ------------
       TOTAL INVESTMENTS
         (cost $440,156,789) (3)..............       109.9%  437,213,583
       Liabilities in excess of other assets..        (9.9)  (39,273,090)
                                               -----------  ------------
       NET ASSETS                                    100.0% $397,940,493
                                               ===========  ============

--------
(1)  Collateralized Mortgage Obligation
(2)  See Note 2 for details of Joint Repurchase Agreements.
(3)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

                  Foreign Government Agencies........... 32.3%
                  Federal National Mtg. Assoc...........  9.6
                  Diversified Financial Services........  4.7
                  Federal Home Loan Mtg. Corp...........  4.7
                  United States Treasury Notes..........  2.2
                  Oil Companies-Exploration & Production  2.1
                  Telephone-Integrated..................  2.1
                  Time Deposits.........................  2.1
                  Special Purpose Entities..............  1.6
                  Medical-Hospitals.....................  1.5
                  Cable TV..............................  1.4
                  Cellular Telecom......................  1.4
                  Independent Power Producers...........  1.3
                  Pipelines.............................  1.3
                  Chemicals-Specialty...................  1.1
                  Electric-Integrated...................  1.1
                  Finance-Auto Loans....................  1.1
                  Electronic Components-Semiconductors..  0.9
                  Auto-Cars/Light Trucks................  0.8
                  Medical-Drugs.........................  0.8
                  Banks-Commercial......................  0.7
                  Casino Hotels.........................  0.7
                  Finance-Investment Banker/Broker......  0.7
                  Repurchase Agreements.................  0.7
                  Telecom Services......................  0.7
                  Television............................  0.7
                  Transport-Air Freight.................  0.7
                  Containers-Metal/Glass................  0.6
                  Electric-Generation...................  0.6
                  Metal-Diversified.....................  0.6
                  Multimedia............................  0.6
                  Satellite Telecom.....................  0.6
                  Paper & Related Products..............  0.5
                  Retail-Drug Store.....................  0.5
                  Agricultural Chemicals................  0.4
                  Airlines..............................  0.4
                  Building & Construction Products-Misc.  0.4
                  Containers-Paper/Plastic..............  0.4
                  Finance-Mortgage Loan/Banker..........  0.4
                  Gambling (Non-Hotel)..................  0.4
                  Medical Products......................  0.4
                  Office Automation & Equipment.........  0.4
                  Real Estate Investment Trusts.........  0.4
                  Savings & Loans/Thrifts...............  0.4
                  Steel-Producers.......................  0.4
                  Theaters..............................  0.4
                  United States Treasury Bonds..........  0.4
                  Banks-Super Regional..................  0.3
                  Broadcast Services/Program............  0.3
                  Chemicals-Diversified.................  0.3
                  Computer Services.....................  0.3
                  Diversified Manufacturing Operations..  0.3
                  Food-Meat Products....................  0.3
                  Investment Management/Advisor Services  0.3
                  Non-Hazardous Waste Disposal..........  0.3
                  Oil Companies-Integrated..............  0.3
                  Oil-Field Services....................  0.3
                  Recycling.............................  0.3
                  Rental Auto/Equipment.................  0.3
                  Transport-Rail........................  0.3

                  Transport-Services...................  0.3%
                  Aerospace/Defense-Equipment..........  0.2
                  Auto/Truck Parts & Equipment-Original  0.2
                  Banks-Money Center...................  0.2
                  Consumer Products-Misc...............  0.2
                  Distribution/Wholesale...............  0.2
                  Energy-Alternate Sources.............  0.2
                  Food-Misc............................  0.2
                  Funeral Services & Related Items.....  0.2
                  Medical-HMO..........................  0.2
                  Metal Processors & Fabrication.......  0.2
                  Printing-Commercial..................  0.2
                  Publishing-Periodicals...............  0.2
                  Advertising Services.................  0.1
                  Applications Software................  0.1
                  Brewery..............................  0.1
                  Building Products-Wood...............  0.1
                  Building-Residential/Commercial......  0.1
                  Commercial Services-Finance..........  0.1
                  Computers............................  0.1
                  Computers-Memory Devices.............  0.1
                  Cosmetics & Toiletries...............  0.1
                  Data Processing/Management...........  0.1
                  Direct Marketing.....................  0.1
                  Electronic Components-Misc...........  0.1
                  Electronics-Military.................  0.1
                  Federal Home Loan Bank...............  0.1
                  Finance-Consumer Loans...............  0.1
                  Finance-Credit Card..................  0.1
                  Food-Retail..........................  0.1
                  Golf.................................  0.1
                  Home Furnishings.....................  0.1
                  Hotels/Motels........................  0.1
                  Insurance Brokers....................  0.1
                  Insurance-Multi-line.................  0.1
                  Insurance-Property/Casualty..........  0.1
                  Leisure Products.....................  0.1
                  Machinery-Farming....................  0.1
                  Medical Information Systems..........  0.1
                  Medical-Nursing Homes................  0.1
                  Metal-Aluminum.......................  0.1
                  Oil Refining & Marketing.............  0.1
                  Physicians Practice Management.......  0.1
                  Poultry..............................  0.1
                  Research & Development...............  0.1
                  Retail-Discount......................  0.1
                  Retail-Petroleum Products............  0.1
                  Retail-Restaurants...................  0.1
                  Rubber-Tires.........................  0.1
                  Storage/Warehousing..................  0.1
                  Transactional Software...............  0.1
                  Transport-Marine.....................  0.1
                  Transport-Truck......................  0.1
                  Travel Services......................  0.1
                                                        ----
                                                        98.9%
                                                        ====

--------
* Calculated as a percentage of net assets

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited) (continued)

Country Allocation*

                              United States. 61.1%
                              Brazil........  3.9
                              Canada........  3.6
                              Australia.....  2.4
                              Norway........  2.1
                              Japan.........  2.0
                              United Kingdom  1.9
                              Philippines...  1.7
                              Russia........  1.7
                              Venezuela.....  1.7
                              Argentina.....  1.6
                              Sweden........  1.6
                              Germany.......  1.5
                              Turkey........  1.4
                              Mexico........  1.1
                              Colombia......  0.9
                              Cayman Islands  0.7
                              Denmark.......  0.7
                              France........  0.7
                              Luxembourg....  0.7
                              Ukraine.......  0.7
                              Uruguay.......  0.7
                              Bermuda.......  0.6
                              Indonesia.....  0.6
                              Peru..........  0.6
                              Belgium.......  0.4
                              Spain.........  0.4
                              Ecuador.......  0.3
                              Greece........  0.3
                              Egypt.........  0.2
                              Ireland.......  0.2
                              Netherlands...  0.2
                              Panama........  0.2
                              Poland........  0.2
                              South Africa..  0.2
                              Pakistan......  0.1
                                             ----
                                             98.9%
                                             ====

--------
* Calculated as a percentage of net assets
Credit Quality+#

                         Government -- Treasury   2.7%
                         Government -- Agency..  15.0
                         AAA...................  17.2
                         AA....................   2.9
                         A.....................   5.2
                         BBB...................  10.4
                         BB....................  19.1
                         B.....................  16.3
                         CCC...................   8.9
                         Below C...............   0.8
                         Not Rated@............   1.5
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)


                                                                   Market
                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 4.3%
    Diversified Financial Services -- 4.3%
      Banc of America Funding Corp.,
       Series 2007-C, Class 5A1
       5.37% due 05/20/36(1)......................... $1,590,878 $1,582,153
      Banc of America Funding Corp.,
       Series 2006-J, Class 2A1
       5.89% due 01/20/47(1)(2)......................  1,596,849  1,618,817
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(1).........................    825,000    818,790
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class G
       5.75% due 09/11/38*(1)........................     59,000     49,633
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class H
       5.93% due 02/11/44*(1)(2).....................  1,250,000    930,190
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class F
       5.93% due 09/11/38*(1)(2).....................    345,000    304,939
      Chase Mtg. Finance Corp.
       Series 2007-A2, Class 1A1
       4.56% due 07/25/37(2).........................  3,246,857  3,228,166
      Commercial Mtg. Pass Through Certificates,
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(1).........................     86,000     84,223
      Commercial Mtg. Pass Through Certificates,
       Series 2004-LB4A, Class A3,
       4.41% due 10/15/37(1).........................  1,500,000  1,470,019
      Commercial Mtg. Pass Through Certificates
       Series CN2A, Class A2FL
       5.99% due 02/05/19*(1)(2).....................  1,575,000  1,552,024
      Countrywide Asset-Backed Certificates,
       Series 2006-S6, Class A3
       5.66% due 03/25/34............................  1,596,000  1,565,746
      Countrywide Asset-Backed Certificates
       Series 2006-S4, Class A3
       5.80% due 10/25/36............................  2,800,000  2,762,750
      CS First Boston Mtg. Securities Corp.
       Series 2002-CKN2, Class A3
       6.13% due 04/15/37(1).........................  2,250,000  2,331,611
      Deutsche ALT-A Securities, Inc.
       Alternate Loan Trust,
       Series 2006-AB2, Class A5A,
       6.09% due 06/25/36(1).........................    600,000    575,707
      JP Morgan Chase Commercial Mtg. Securities
       Corp.,
       Series 2006-CB16, Class E
       5.84% due 05/12/45*(1)........................    445,000    447,554
      LB-UBS Commercial Mtg. Trust,
       Series 2007-C6, Class AM
       6.11% due 07/17/40(1).........................  6,600,000  6,719,330
      LB-UBS Commercial Mtg. Trust,
       Series 2007-C6, Class B
       6.45% due 07/17/40(1)(2)......................    675,000    671,026
      Merrill Lynch Mtg. Investors Trust,
       Series 2004-A1, Class 3A
       4.84% due 02/25/34(1)(2)......................  1,022,844  1,013,377

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      Diversified Financial Services (continued)
        Merrill Lynch/ Countrywide Commercial Mtg.
         Trust,
         Series 2007-5, Class H
         6.12% due 08/25/48*(1)(3)................. $  595,000 $   453,864
        Morgan Stanley Capital I,
         Series 2006-IQ12, Class D
         5.53% due 12/15/43(1).....................    715,000     668,110
        Ocwen Advance Receivables Backed Notes,
         Series 2006-1A
         5.34% due 11/24/15*(3)....................    830,000     705,500
        Wachovia Bank Commercial Mtg. Trust,
         Series 2006-WL7A, Class F
         6.09% due 09/15/21*(1)(2).................  1,525,000   1,501,002
        Wells Fargo Mtg. Backed Securities Trust,
         Series 2006-AR17, Class A2
         5.84% due 10/25/36(1)(2)..................  3,105,848   3,136,060
        Wells Fargo Mtg. Backed Securities Trust,
         Series 2006-AR12, Class 2A1
         6.10% due 09/25/36(1)(2)..................    724,283     733,013
                                                               -----------
      Total Asset Backed Securities
         (cost $35,503,069)........................             34,923,604
                                                               -----------
      CONVERTIBLE BONDS & NOTES -- 0.1%
      Electronic Components-Semiconductors -- 0.1%
        Advanced Micro Devices, Inc.
         Senior Notes
         6.00% due 05/01/15*.......................     50,000      44,937
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*.......................    800,000     599,000
                                                               -----------
                                                                   643,937
                                                               -----------
      Medical Instruments -- 0.0%
        Kyphon, Inc.
         Senior Notes
         1.25% due 02/01/14*.......................     75,000      97,875
                                                               -----------
      Medical-Biomedical/Gene -- 0.0%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12........................    125,000     107,188
                                                               -----------
      Telecom Services -- 0.0%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(3)(4)(5)...............    265,000     257,050
                                                               -----------
      Total Convertible Bonds & Notes
         (cost $1,211,240).........................              1,106,050
                                                               -----------
      CORPORATE BONDS & NOTES -- 35.2%
      Advertising Services -- 0.1%
        R.H. Donnelley Corp.
         Senior Notes
         6.88% due 01/15/13........................    400,000     378,000
        R.H. Donnelley Corp.
         Senior Notes
         8.88% due 10/15/17*.......................    375,000     380,625
                                                               -----------
                                                                   758,625
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                            Market
                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Aerospace/Defense-Equipment -- 0.2%
             United Technologies Corp.
              Senior Notes
              6.10% due 05/15/12.............. $1,314,000 $1,369,001
                                                          ----------
           Agricultural Chemicals -- 0.4%
             Mosaic Global Holdings, Inc.
              Debentures
              7.38% due 08/01/18..............    320,000    310,400
             The Mosaic Co.
              Senior Notes
              7.38% due 12/01/14*.............  1,895,000  1,989,750
             The Mosaic Co.
              Senior Notes
              7.63% due 12/01/16*.............    605,000    645,081
                                                          ----------
                                                           2,945,231
                                                          ----------
           Airlines -- 0.4%
             American Airlines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.82% due 05/23/11..............  1,675,000  1,633,125
             Continental Airlines, Inc.
              Pass Through Certs.,
              Series 1991, Class A
              6.55% due 02/02/19..............    656,117    660,218
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 2000-2, Class B
              8.31% due 04/02/18..............     62,681     62,524
             Delta Air Lines, Inc.
              Pass Through Certs.
              Series 2000-1, Class A-2
              7.57% due 11/18/10..............    275,000    282,047
             Northwest Airlines, Inc.
              Pass Through Certs.
              Series 2002-1 Class G2
              6.26% due 11/20/21..............    283,968    280,063
             United Air Lines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.20% due 09/01/08..............     77,189     76,996
                                                          ----------
                                                           2,994,973
                                                          ----------
           Applications Software -- 0.1%
             SS&C Technologies, Inc.
              Company Guar. Notes
              11.75% due 12/01/13.............    530,000    561,800
                                                          ----------
           Auto-Cars/Light Trucks -- 0.8%
             DaimlerChrysler NA Holding Corp.
              Company Guar. Notes
              6.05% due 03/13/09(6)...........    240,000    238,424
             Ford Motor Co.
              Debentures
              6.38% due 02/01/29..............  3,515,000  2,583,525
             General Motors Corp.
              Debentures
              8.25% due 07/15/23..............  1,930,000  1,688,750

                                                                   Market
                                                      Principal    Value
                   Security Description               Amount**    (Note 2)
     ----------------------------------------------------------------------
     Auto-Cars/Light Trucks (continued)
       General Motors Corp.
        Senior Bonds
        8.38% due 07/15/33........................... $2,340,000 $2,050,425
                                                                 ----------
                                                                  6,561,124
                                                                 ----------
     Auto/Truck Parts & Equipment-Original -- 0.2%
       Lear Corp.
        Senior Notes
        8.75% due 12/01/16...........................    800,000    752,000
       Visteon Corp.
        Senior Notes
        8.25% due 08/01/10...........................    610,000    536,800
                                                                 ----------
                                                                  1,288,800
                                                                 ----------
     Auto/Truck Parts & Equipment-Replacement -- 0.0%
       Exide Corp.
        Notes
        10.00% due 03/15/25+(3)(5)...................    225,000          0
                                                                 ----------
     Banks-Commercial -- 0.4%
       American Express Centurion Bank
        Notes
        6.00% due 09/13/17...........................    240,000    238,791
       Colonial Bank NA
        Sub. Notes
        6.38% due 12/01/15...........................    451,000    445,531
       Compass Bank
        Notes
        5.50% due 04/01/20...........................    430,000    410,901
       Compass Bank
        Sub. Notes
        6.40% due 10/01/17...........................    560,000    556,686
       Popular North America, Inc.
        Company Guar. Notes
        5.65% due 04/15/09...........................    135,000    136,070
       Silicon Valley Bank
        Senior Notes
        5.70% due 06/01/12...........................    398,000    397,154
       SouthTrust Bank
        Sub. Notes
        4.75% due 03/01/13...........................    340,000    332,737
       SouthTrust Corp.
        Sub. Notes
        5.80% due 06/15/14...........................    470,000    470,405
       Union Bank of California NA
        Sub. Notes
        5.95% due 05/11/16...........................    330,000    327,569
                                                                 ----------
                                                                  3,315,844
                                                                 ----------
     Banks-Super Regional -- 0.3%
       Banc One Corp.
        Sub. Debentures
        8.00% due 04/29/27...........................    135,000    159,072
       Capital One Financial Corp.
        Senior Notes
        5.70% due 09/15/11...........................    813,000    814,350
       Capital One Financial Corp.
        Senior Notes
        6.75% due 09/15/17...........................    443,000    453,604

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Banks-Super Regional (continued)
        JPMorgan Chase Bank NA
         Sub. Notes
         6.00% due 10/01/17......................... $  660,000 $  666,398
        JPMorgan Chase Bank NA
         Sub. Notes
         6.13% due 11/01/08.........................    198,000    199,407
                                                                ----------
                                                                 2,292,831
                                                                ----------
      Beverages-Non-alcoholic -- 0.0%
        Cott Beverages USA Inc.
         Company Guar. Notes
         8.00% due 12/15/11.........................    350,000    344,750
                                                                ----------
      Beverages-Wine/Spirits -- 0.0%
        Constellation Brands, Inc.
         Senior Notes
         7.25% due 05/15/17*........................    125,000    125,000
                                                                ----------
      Brewery -- 0.1%
        Anheuser-Busch Cos., Inc.
         Bonds
         6.00% due 11/01/41.........................    871,000    829,804
                                                                ----------
      Broadcast Services/Program -- 0.2%
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................  1,290,000  1,335,150
        Nexstar Finance, Inc.
         Senior Sub. Notes
         7.00% due 01/15/14.........................    650,000    624,000
                                                                ----------
                                                                 1,959,150
                                                                ----------
      Building & Construction Products-Misc. -- 0.4%
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12.........................    965,000    979,475
        Dayton Superior Corp.
         Senior Sec. Notes
         10.75% due 09/15/08........................  1,040,000  1,045,200
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................    770,000    760,375
        NTK Holdings, Inc.
         Senior Notes
         10.75% due 03/01/14(7).....................    650,000    399,750
                                                                ----------
                                                                 3,184,800
                                                                ----------
      Building Products-Air & Heating -- 0.0%
        American Standard, Inc.
         Company Guar. Notes
         7.38% due 02/01/08.........................    347,000    348,647
                                                                ----------
      Building Products-Wood -- 0.1%
        Masonite Corp.
         Company Guar. Notes
         11.00% due 04/06/15........................    688,000    581,360
                                                                ----------
      Building-Residential/Commercial -- 0.1%
        Centex Corp.
         Senior Notes
         5.45% due 08/15/12.........................    250,000    228,256

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     Building-Residential/Commercial (continued)
       D.R. Horton, Inc.
        Company Guar. Notes
        5.00% due 01/15/09......................... $  266,000 $   255,822
                                                               -----------
                                                                   484,078
                                                               -----------
     Cable TV -- 1.4%
       Cablevision Systems Corp.
        Senior Notes
        8.00% due 04/15/12.........................    810,000     785,700
       CCH I LLC
        Company Guar. Notes
        11.00% due 10/01/15........................  2,402,000   2,462,050
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10........................    115,000     119,600
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13........................  4,117,000   4,291,972
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13.........................    460,000     462,300
       Comcast Corp.
        Company Guar. Notes
        5.85% due 11/15/15.........................    310,000     307,434
       Comcast Corp.
        Company Guar. Notes
        5.88% due 02/15/18.........................  1,074,000   1,056,430
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11.........................    625,000     626,563
       Insight Communications Co., Inc.
        Senior Notes
        12.25% due 02/15/11(7).....................    900,000     929,250
                                                               -----------
                                                                11,041,299
                                                               -----------
     Casino Hotels -- 0.7%
       Circus & Eldorado Joint Venture
        Mtg. Notes
        10.13% due 03/01/12........................    575,000     599,437
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(5)(8)..................    946,489     955,954
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(3)(5)...................    425,000     425,000
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14.........................  1,600,000   1,474,000
       Station Casinos, Inc.
        Senior Sub. Notes
        6.63% due 03/15/18.........................    600,000     502,500
       Station Casinos, Inc.
        Senior Sub. Notes
        6.88% due 03/01/16.........................    355,000     308,850
       Turning Stone Resort Casino Enterprise
        Senior Notes
        9.13% due 12/15/10*........................    425,000     433,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Casino Hotels (continued)
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*................... $  800,000 $  828,000
                                                             ----------
                                                              5,527,241
                                                             ----------
        Cellular Telecom -- 0.9%
          American Cellular Corp.
           Senior Notes
           10.00% due 08/01/11...................    296,000    309,320
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................    736,000    778,320
          Centennial Communications Corp.
           Senior Notes
           10.13% due 06/15/13...................    100,000    106,000
          Centennial Communications Corp.
           Senior Notes
           11.11% due 01/01/13(6)................  1,020,000  1,050,600
          Cingular Wireless Services, Inc.
           Senior Notes
           7.88% due 03/01/11....................  1,406,000  1,521,306
          Cricket Communications, Inc.
           Company Guar. Notes
           9.38% due 11/01/14....................    275,000    279,125
          Cricket Communications, Inc.
           Company Guar. Notes
           9.38% due 11/01/14*...................    825,000    837,375
          MetroPCS Wireless, Inc.
           Senior Notes
           9.25% due 11/01/14*...................  1,075,000  1,096,500
          Nextel Communications, Inc.
           Company Guar. Notes
           5.95% due 03/15/14....................    600,000    572,826
          Rural Cellular Corp.
           Senior Sub. Notes
           8.62% due 06/01/13*(6)................    850,000    871,250
          Rural Cellular Corp.
           Senior Notes
           11.11% due 11/01/12(6)................    275,000    280,500
                                                             ----------
                                                              7,703,122
                                                             ----------
        Chemicals-Diversified -- 0.3%
          Lyondell Chemical Co.
           Company Guar. Notes
           6.88% due 06/15/17....................    825,000    895,125
          Lyondell Chemical Co.
           Company Guar. Notes
           8.00% due 09/15/14....................  1,100,000  1,210,000
          Rohm & Haas Co.
           Notes
           6.00% due 09/15/17....................    310,000    310,902
                                                             ----------
                                                              2,416,027
                                                             ----------

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Chemicals-Specialty -- 1.1%
           Huntsman International LLC
            Senior Sub. Notes
            7.38% due 01/01/15................... $1,380,000 $1,442,100
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14...................  1,355,000  1,443,075
           JohnsonDiversey Holdings, Inc.
            Company Guar. Notes
            9.63% due 05/15/12...................    525,000    532,875
           Lubrizol Corp.
            Senior Notes
            4.63% due 10/01/09...................  1,300,000  1,289,380
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  2,520,000  2,494,800
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  1,760,000  1,755,600
                                                             ----------
                                                              8,957,830
                                                             ----------
         Commercial Services-Finance -- 0.1%
           The Western Union Co.
            Senior Notes
            5.40% due 11/17/11...................    672,000    670,729
                                                             ----------
         Computer Services -- 0.3%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*.................    575,000    724,500
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*.................  1,225,000  1,194,375
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08...................    150,000    148,014
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13...................    485,000    504,400
                                                             ----------
                                                              2,571,289
                                                             ----------
         Computers -- 0.1%
           International Business Machines Corp.
            Senior Notes
            5.70% due 09/14/17...................    650,000    653,405
                                                             ----------
         Computers-Integrated Systems -- 0.0%
           Activant Solutions, Inc.
            Company Guar. Notes
            9.50% due 05/01/16...................    225,000    198,000
                                                             ----------
         Consumer Products-Misc. -- 0.2%
           American Achievement Corp.
            Senior Sub. Notes
            8.25% due 04/01/12...................    406,000    403,970
           Jostens Holding Corp.
            Senior Notes
            10.25% due 12/01/13(7)...............    458,000    425,940
           Prestige Brands, Inc.
            Senior Sub. Notes
            9.25% due 04/15/12...................    325,000    328,250

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Consumer Products-Misc. (continued)
         Visant Holding Corp.
          Senior Notes
          8.75% due 12/01/13....................... $  125,000 $  127,812
                                                               ----------
                                                                1,285,972
                                                               ----------
       Containers-Metal/Glass -- 0.4%
         Crown Cork & Seal Co., Inc.
          Debentures
          8.00% due 04/15/23.......................  1,510,000  1,479,800
         Owens-Brockway Glass Container, Inc.
          Company Guar. Notes
          8.25% due 05/15/13.......................  1,633,000  1,690,155
         Owens-Brockway Glass Container, Inc.
          Company Guar. Notes
          8.88% due 02/15/09.......................    218,000    221,270
                                                               ----------
                                                                3,391,225
                                                               ----------
       Containers-Paper/Plastic -- 0.4%
         Jefferson Smurfit Corp.
          Company Guar. Notes
          8.25% due 10/01/12.......................    520,000    521,300
         Pliant Corp.
          Company Guar. Notes
          11.13% due 09/01/09......................  1,080,000    972,000
         Smurfit-Stone Container Enterprises, Inc.
          Senior Notes
          8.00% due 03/15/17.......................  1,630,000  1,601,475
                                                               ----------
                                                                3,094,775
                                                               ----------
       Cosmetics & Toiletries -- 0.1%
         Revlon Consumer Products Corp.
          Senior Sub. Notes
          8.63% due 02/01/08.......................    700,000    689,500
         Revlon Consumer Products Corp.
          Senior Notes
          9.50% due 04/01/11.......................    150,000    142,500
                                                               ----------
                                                                  832,000
                                                               ----------
       Data Processing/Management -- 0.1%
         Seitel, Inc.
          Senior Notes
          9.75% due 02/15/14.......................    620,000    585,900
                                                               ----------
       Direct Marketing -- 0.1%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................  1,114,000  1,136,280
                                                               ----------
       Distribution/Wholesale -- 0.2%
         Varietal Distribution, Inc.
          Senior Notes
          10.25% due 07/15/15*.....................  1,350,000  1,269,000
                                                               ----------
       Diversified Financial Services -- 0.1%
         AXA Financial, Inc.
          Senior Notes
          6.50% due 04/01/08.......................    210,000    211,165
         General Electric Capital Corp.
          Senior Notes
          5.63% due 09/15/17.......................    323,000    322,912

                                                                   Market
                                                       Principal   Value
                   Security Description                Amount**   (Note 2)
     ---------------------------------------------------------------------
     Diversified Financial Services (continued)
       General Electric Capital Corp.
        Notes
        6.75% due 03/15/32............................ $279,000  $  307,171
                                                                 ----------
                                                                    841,248
                                                                 ----------
     Diversified Manufacturing Operations -- 0.2%
       Harland Clarke Holdings Corp.
        Notes
        9.50% due 05/15/15............................  525,000     468,563
       Harland Clarke Holdings Corp.
        Notes
        10.31% due 05/15/15(6)........................  425,000     378,781
       Indalex Holding Corp.
        Sec. Notes
        11.50% due 02/01/14...........................  625,000     587,500
                                                                 ----------
                                                                  1,434,844
                                                                 ----------
     Diversified Operations -- 0.0%
       Capmark Financial Group, Inc.
        Company Guar. Notes
        5.88% due 05/10/12*...........................  255,000     232,235
                                                                 ----------
     Electric-Generation -- 0.6%
       Bruce Mansfield Unit Trust
        Pass Through Certs.
        6.85% due 06/01/34............................  649,000     650,548
       Edison Mission Energy
        Senior Notes
        7.20% due 05/15/19*...........................  475,000     467,875
       Edison Mission Energy
        Senior Notes
        7.50% due 06/15/13............................  425,000     435,625
       Edison Mission Energy
        Senior Notes
        7.63% due 05/15/27*...........................  950,000     916,750
       Edison Mission Energy
        Senior Notes
        7.75% due 06/15/16............................  775,000     802,125
       Reliant Energy Mid-Atlantic Power Holdings LLC
        Pass Through Certs. Series B
        9.24% due 07/02/17............................  143,337     154,088
       The AES Corp.
        Sec. Notes
        8.75% due 05/15/13*...........................  935,000     978,244
       The AES Corp.
        Senior Notes
        8.88% due 02/15/11............................  550,000     574,062
                                                                 ----------
                                                                  4,979,317
                                                                 ----------
     Electric-Integrated -- 1.0%
       Centerpoint Energy, Inc.
        Senior Notes
        5.88% due 06/01/08............................  150,000     149,856
       Commonwealth Edison Co.
        1st Mtg. Bonds
        5.90% due 03/15/36............................  505,000     472,848

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Electric-Integrated (continued)
         Commonwealth Edison Co.
          1st Mtg. Bonds
          5.95% due 08/15/16....................... $1,290,000 $1,285,591
         Commonwealth Edison Co.
          1st Mtg. Notes
          6.15% due 09/15/17.......................    288,000    289,712
         Consumers Energy Co.
          1st Mtg. Bonds
          Series C
          4.25% due 04/15/08.......................    180,000    178,728
         Dominion Resources, Inc.
          Senior Notes
          5.69% due 05/15/08(7)....................    176,000    176,077
         Dominion Resources, Inc.
          Jr. Sub. Notes
          6.30% due 09/30/11(9)....................    374,000    370,540
         Duke Energy Corp.
          Senior Notes
          4.20% due 10/01/08.......................    305,000    301,906
         Duke Energy Indiana, Inc.
          Debentures
          5.00% due 09/15/13.......................    200,000    192,243
         Entergy Louisiana LLC
          1st Mtg. Bonds
          5.83% due 11/01/10.......................    195,000    195,402
         Mackinaw Power LLC
          Secured Notes
          6.30% due 10/31/23*......................    671,000    686,610
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11.......................  1,975,000  1,994,750
         Mirant Americas Generation LLC
          Senior Notes
          8.50% due 10/01/21.......................    505,000    481,013
         Nisource Finance Corp.
          Company Guar. Notes
          5.25% due 09/15/17.......................    180,000    167,061
         Pepco Holdings, Inc.
          Senior Notes
          6.45% due 08/15/12.......................    940,000    978,940
         PSEG Power LLC
          Company Guar. Notes
          7.75% due 04/15/11.......................     50,000     53,539
         Puget Sound Energy, Inc.
          Senior Notes
          5.20% due 10/01/15.......................    433,000    414,375
         Southern California Edison Co.
          1st Mtg. Bonds
          5.75% due 04/01/35.......................     80,000     76,105
         Southern Energy, Inc.
          Notes
          7.90% due 07/15/09*+(3)(4)(5)............  1,550,000          0
                                                               ----------
                                                                8,465,296
                                                               ----------
       Electronic Components-Semiconductors -- 0.7%
         Advanced Micro Devices, Inc.
          Senior Notes
          7.75% due 11/01/12.......................    515,000    473,800
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16.......................  1,390,000  1,403,900

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       ----------------------------------------------------------------
       Electronic Components-Semiconductors (continued)
         Freescale Semiconductor, Inc.
          Senior Notes
          9.13% due 12/15/14...................... $  975,000 $  901,875
         Freescale Semiconductor, Inc.
          Senior Sub. Notes
          10.13% due 12/15/16.....................  1,905,000  1,771,650
         National Semiconductor Corp.
          Senior Notes
          6.60% due 06/15/17......................    590,000    604,354
         Spansion, Inc.
          Senior Notes
          11.25% due 01/15/16*....................    305,000    298,900
                                                              ----------
                                                               5,454,479
                                                              ----------
       Electronics-Military -- 0.1%
         L-3 Communications Corp.
          Company Guar. Notes
          6.13% due 07/15/13......................    825,000    810,562
         L-3 Communications Corp.
          Company Guar. Notes
          6.38% due 10/15/15......................    175,000    171,938
                                                              ----------
                                                                 982,500
                                                              ----------
       Energy-Alternate Sources -- 0.2%
         Aventine Renewable Energy Holdings, Inc.
          Notes
          10.00% due 04/01/17.....................    715,000    647,075
         VeraSun Energy Corp.
          Senior Notes
          9.38% due 06/01/17*.....................    300,000    258,000
         VeraSun Energy Corp.
          Sec. Notes
          9.88% due 12/15/12......................    510,000    515,100
                                                              ----------
                                                               1,420,175
                                                              ----------
       Finance-Auto Loans -- 1.1%
         Ford Motor Credit Co. LLC
          Senior Notes
          5.80% due 01/12/09......................     58,000     56,020
         Ford Motor Credit Co. LLC
          Notes
          7.38% due 10/28/09......................  5,115,000  5,015,549
         Ford Motor Credit Co. LLC
          Notes
          7.88% due 06/15/10......................  1,000,000    977,524
         General Motors Acceptance Corp.
          Senior Notes
          6.00% due 12/15/11......................    500,000    461,489
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11......................  1,480,000  1,408,463
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12......................     30,000     28,140
         General Motors Acceptance Corp.
          Notes
          7.82% due 12/01/14(6)...................    945,000    871,194
                                                              ----------
                                                               8,818,379
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                   Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Finance-Commercial -- 0.0%
           Transamerica Finance Corp.
            Senior Notes
            6.40% due 09/15/08................... $   36,000 $   36,360
                                                             ----------
         Finance-Consumer Loans -- 0.1%
           John Deere Capital Corp.
            Debentures
            5.10% due 01/15/13...................  1,030,000  1,014,201
                                                             ----------
         Finance-Credit Card -- 0.1%
           Capital One Bank
            Senior Sub. Notes
            6.50% due 06/13/13...................  1,091,000  1,105,789
                                                             ----------
         Finance-Investment Banker/Broker -- 0.7%
           Citigroup, Inc.
            Senior Notes
            5.88% due 05/29/37...................    280,000    269,899
           Goldman Sachs Group, Inc.
            Sub. Notes
            6.45% due 05/01/36...................    310,000    302,480
           JPMorgan Chase & Co.
            Senior Notes
            5.38% due 01/15/14...................    520,000    516,540
           Lehman Brothers Holdings, Inc.
            Notes
            5.50% due 04/04/16...................  1,040,000    980,824
           Lehman Brothers Holdings, Inc.
            Sub. Notes
            6.50% due 07/19/17...................    315,000    319,233
           Lehman Brothers Holdings, Inc.
            Sub. Notes
            6.88% due 07/17/37...................    437,000    433,492
           Lehman Brothers Holdings, Inc.
            Senior Notes
            7.00% due 09/27/27...................    381,000    390,101
           Morgan Stanley
            Senior Notes
            5.75% due 08/31/12...................    620,000    621,049
           The Bear Stearns Cos., Inc.
            Senior Notes
            6.40% due 10/02/17...................  1,240,000  1,234,491
           The Goldman Sachs Group, Inc.
            Sub. Notes
            6.75% due 10/01/37...................    551,000    554,537
                                                             ----------
                                                              5,622,646
                                                             ----------
         Finance-Mortgage Loan/Banker -- 0.3%
           Countrywide Financial Corp.
            Company Guar. Notes
            5.80% due 06/07/12...................     58,000     54,362
           Countrywide Financial Corp.
            Sub. Notes
            6.25% due 05/15/16...................    346,000    313,118
           Countrywide Home Loans, Inc.
            Notes
            4.13% due 09/15/09...................     90,000     82,718
           Residential Capital LLC
            Senior Notes
            7.50% due 06/01/12...................    828,000    670,680
           Residential Capital LLC
            Company Guar. Notes
            7.50% due 04/17/13...................    532,000    429,590

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ---------------------------------------------------------------
        Finance-Mortgage Loan/Banker (continued)
          Residential Capital LLC
           Company Guar. Notes
           7.88% due 06/30/15..................... $  924,000 $  746,130
                                                              ----------
                                                               2,296,598
                                                              ----------
        Food-Meat Products -- 0.1%
          Smithfield Foods, Inc.
           Senior Notes
           7.00% due 08/01/11.....................    150,000    151,875
          Smithfield Foods, Inc.
           Senior Notes
           7.75% due 07/01/17.....................    750,000    768,750
                                                              ----------
                                                                 920,625
                                                              ----------
        Food-Misc. -- 0.2%
          Del Monte Corp.
           Company Guar. Notes
           6.75% due 02/15/15.....................    425,000    408,000
          Kraft Foods, Inc.
           Senior Notes
           7.00% due 08/11/37.....................    671,000    703,934
          Wornick Co.
           Sec. Notes
           10.88% due 07/15/11+(14)...............    600,000    420,000
                                                              ----------
                                                               1,531,934
                                                              ----------
        Food-Retail -- 0.0%
          The Kroger Co.
           Company Guar. Notes
           6.40% due 08/15/17.....................    155,000    158,050
                                                              ----------
        Funeral Services & Related Items -- 0.2%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16.....................  1,225,000  1,186,719
          Service Corp. International
           Senior Notes
           7.00% due 06/15/17.....................    185,000    181,763
          Service Corp. International
           Senior Notes
           7.38% due 10/01/14.....................    225,000    231,187
          Service Corp. International
           Senior Notes
           7.63% due 10/01/18.....................    200,000    207,500
                                                              ----------
                                                               1,807,169
                                                              ----------
        Gambling (Non-Hotel) -- 0.4%
          Downstream Development Authority
           Senior Notes
           12.00% due 10/15/15*...................    900,000    909,000
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*...................    960,000    950,400
          Jacobs Entertainment, Inc.
           Company Guar. Bonds
           9.75% due 06/15/14.....................    650,000    646,750
          Shingle Springs Tribal Gaming Authority
           Senior Notes
           9.38% due 06/15/15*....................    275,000    277,750

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
      ------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Gambling (Non-Hotel) (continued)
        Waterford Gaming LLC
         Senior Notes
         8.63% due 09/15/14....................... $  675,000 $   695,250
                                                              -----------
                                                                3,479,150
                                                              -----------
      Golf -- 0.1%
        True Temper Sports, Inc.
         Company Guar. Notes
         8.38% due 09/15/11.......................    895,000     492,250
                                                              -----------
      Home Furnishings -- 0.1%
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(7)...................  1,529,000   1,219,377
                                                              -----------
      Hotels/Motels -- 0.1%
        Gaylord Entertainment Co.
         Company Guar. Notes
         6.75% due 11/15/14.......................    695,000     667,200
        Hilton Hotels Corp.
         Senior Notes
         7.20% due 12/15/09.......................     68,000      71,768
        Starwood Hotels & Resorts Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13.......................    310,000     311,132
                                                              -----------
                                                                1,050,100
                                                              -----------
      Human Resources -- 0.0%
        Team Health, Inc.
         Company Guar. Notes
         11.25% due 12/01/13......................    225,000     238,500
                                                              -----------
      Independent Power Producers -- 1.3%
        Calpine Corp.
         Sec. Notes
         8.75% due 07/15/13*(10)..................  5,578,000   6,080,020
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.......................  2,550,000   2,556,375
        Orion Power Holdings, Inc.
         Senior Notes
         12.00% due 05/01/10......................    100,000     109,500
        Reliant Energy, Inc.
         Senior Notes
         7.63% due 12/31/14.......................    525,000     528,938
        Reliant Energy, Inc
         Senior Notes
         7.88% due 12/31/17.......................    950,000     955,937
                                                              -----------
                                                               10,230,770
                                                              -----------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10.......................    200,000     199,300
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09.......................    170,000     175,756
        USI Holdings Corp.
         Senior Notes
         9.43% due 11/15/14*(6)...................    525,000     498,750

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
           ---------------------------------------------------------
           Insurance Brokers (continued)
             USI Holdings Corp.
              Senior Sub. Notes
              9.75% due 05/15/15*.............. $  300,000 $  269,250
                                                           ----------
                                                            1,143,056
                                                           ----------
           Insurance-Life/Health -- 0.0%
             Americo Life, Inc.
              Notes
              7.88% due 05/01/13*..............     38,000     38,809
             Monumental Global Funding II
              Notes
              5.65% due 07/14/11*..............    174,000    178,118
                                                           ----------
                                                              216,927
                                                           ----------
           Insurance-Property/Casualty -- 0.1%
             The Travelers Cos., Inc.
              Senior Notes
              6.25% due 06/15/37...............    460,000    443,713
                                                           ----------
           Investment Management/Advisor Services -- 0.3%
             Ameriprise Financial, Inc.
              Senior Notes
              5.35% due 11/15/10...............     81,000     81,532
             LVB Acquisition Merger Sub, Inc.
              Senior Notes
              10.38% due 10/15/17*.............    575,000    555,594
             LVB Acquisition Merger Sub, Inc.
              Senior Sub. Notes
              11.63% due 10/15/17*.............    850,000    824,500
             LVB Acquisition Merger, Inc.
              Senior Notes
              10.00% due 10/15/17*.............    625,000    625,000
                                                           ----------
                                                            2,086,626
                                                           ----------
           Machinery-Farming -- 0.1%
             Case Corp.
              Notes
              7.25% due 01/15/16...............    680,000    703,800
             Case New Holland, Inc.
              Senior Notes
              6.00% due 06/01/09...............    325,000    322,563
                                                           ----------
                                                            1,026,363
                                                           ----------
           Medical Information Systems -- 0.1%
             Spheris, Inc.
              Senior Sub. Notes
              11.00% due 12/15/12..............  1,025,000  1,025,000
                                                           ----------
           Medical Products -- 0.4%
             Baxter International, Inc.
              Senior Notes
              5.90% due 09/01/16...............  1,001,000  1,009,213
             ReAble Therapeutics Finance LLC
              Company Guar. Notes
              11.75% due 11/15/14..............  1,040,000    988,000
             Universal Hospital Services, Inc.
              Sec. Bonds
              8.50% due 06/01/15*..............    500,000    495,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Medical Products (continued)
        Universal Hospital Services, Inc.
         Sec. Notes
         8.76% due 06/01/15*(6).................... $  575,000 $   572,125
                                                               -----------
                                                                 3,064,338
                                                               -----------
      Medical-Drugs -- 0.3%
        American Home Products Corp.
         Notes
         6.95% due 03/15/11........................    361,000     378,346
        Schering-Plough Corp.
         Senior Notes
         6.00% due 09/15/17........................    650,000     652,921
        Wyeth
         Bonds
         5.50% due 02/01/14........................  1,074,000   1,067,990
                                                               -----------
                                                                 2,099,257
                                                               -----------
      Medical-HMO -- 0.2%
        Coventry Health Care, Inc.
         Senior Notes
         5.95% due 03/15/17........................    202,000     195,342
        Multiplan, Inc.
         Senior Sub. Notes
         10.38% due 04/15/16*......................  1,205,000   1,205,000
        WellPoint, Inc.
         Notes
         3.75% due 12/14/07........................    633,184     630,881
                                                               -----------
                                                                 2,031,223
                                                               -----------
      Medical-Hospitals -- 1.5%
        Community Health Systems, Inc.
         Senior Notes
         8.88% due 07/15/15*.......................  3,585,000   3,683,587
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13........................    945,000     836,325
        HCA, Inc.
         Sec. Notes
         9.13% due 11/15/14*.......................    965,000   1,018,075
        HCA, Inc.
         Sec. Notes
         9.25% due 11/15/16*.......................  4,865,000   5,169,062
        HCA, Inc.
         Sec. Notes
         9.63% due 11/15/16*.......................    455,000     485,713
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guar. Notes
         8.75% due 06/15/14........................  1,185,000   1,199,813
                                                               -----------
                                                                12,392,575
                                                               -----------
      Medical-Nursing Homes -- 0.1%
        Sun Healthcare Group, Inc.
         Senior Sub. Notes
         9.13% due 04/15/15*.......................    675,000     688,500
                                                               -----------

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         ------------------------------------------------------------
         Metal Processors & Fabrication -- 0.2%
           Commercial Metals Co.
            Senior Notes
            6.50% due 07/15/17.................. $  515,000 $  534,563
           Metals USA, Inc.
            Sec. Notes
            11.13% due 12/01/15.................    510,000    543,150
           Timken Co.
            Notes
            5.75% due 02/15/10..................    162,000    164,369
                                                            ----------
                                                             1,242,082
                                                            ----------
         Metal-Aluminum -- 0.1%
           Alcoa, Inc.
            Notes
            6.00% due 01/15/12..................    312,000    318,208
           Alcoa, Inc.
            Bonds
            6.50% due 06/15/18..................    634,000    652,137
                                                            ----------
                                                               970,345
                                                            ----------
         Metal-Diversified -- 0.6%
           Freeport-McMoRan Copper & Gold, Inc.
            Senior Notes
            8.25% due 04/01/15..................    550,000    594,000
           Freeport-McMoRan Copper & Gold, Inc.
            Senior Notes
            8.38% due 04/01/17..................  2,350,000  2,567,375
           Noranda Aluminum Acquisition Corp.
            Senior Notes
            9.36% due 05/15/15*(6)..............  1,450,000  1,363,000
           Noranda Aluminum Holding Corp.
            Senior Notes
            11.14% due 11/15/14*(6).............    500,000    482,500
                                                            ----------
                                                             5,006,875
                                                            ----------
         Mining -- 0.0%
           Newmont Mining Corp.
            Company Guar. Notes
            5.88% due 04/01/35..................    250,000    220,271
                                                            ----------
         Multimedia -- 0.5%
           Belo Corp.
            Senior Notes
            6.75% due 05/30/13..................    145,000    148,717
           Cox Enterprises, Inc.
            Notes
            7.88% due 09/15/10*.................    578,000    618,398
           Haights Cross Operating Co.
            Company Guar. Senior Notes
            11.75% due 08/15/11.................    125,000    129,688
           News America, Inc.
            Company Guar. Bonds
            7.30% due 04/30/28..................  1,074,000  1,121,596
           Time Warner Entertainment Co. LP
            Senior Notes
            8.38% due 07/15/33..................    650,000    762,197

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Multimedia (continued)
        Viacom, Inc.
         Senior Notes
         6.88% due 04/30/36......................... $1,074,000 $1,069,526
                                                                ----------
                                                                 3,850,122
                                                                ----------
      Networking Products -- 0.0%
        Cisco Systems, Inc.
         Senior Notes
         5.50% due 02/22/16.........................    347,000    344,680
                                                                ----------
      Non-Ferrous Metals -- 0.0%
        Renco Metals, Inc.
         Bonds
         11.50% due 7/01/03+(3)(5)(10)(11)..........    500,000          0
                                                                ----------
      Non-Hazardous Waste Disposal -- 0.3%
        Allied Waste North America, Inc.
         Company Guar. Notes
         6.88% due 06/01/17.........................  1,090,000  1,095,450
        Waste Management, Inc.
         Company Guar. Notes
         6.88% due 05/15/09.........................    985,000  1,018,105
        Waste Management, Inc.
         Company Guar. Notes
         7.75% due 05/15/32.........................    250,000    280,760
                                                                ----------
                                                                 2,394,315
                                                                ----------
      Office Automation & Equipment -- 0.4%
        IKON Office Solutions, Inc.
         Senior Notes
         7.75% due 09/15/15.........................  1,775,000  1,783,875
        Pitney Bowes, Inc.
         Notes
         5.25% due 01/15/37.........................    680,000    652,388
        Pitney Bowes, Inc.
         Notes
         5.75% due 09/15/17.........................    553,000    553,801
                                                                ----------
                                                                 2,990,064
                                                                ----------
      Oil Companies-Exploration & Production -- 1.3%
        Anadarko Petroleum Corp.
         Senior Notes
         5.95% due 09/15/16.........................    500,000    495,205
        Apache Corp.
         Senior Notes
         6.25% due 04/15/12.........................  1,300,000  1,353,405
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12.........................    175,000    178,063
        Brigham Exploration Co.
         Company Guar. Notes
         9.63% due 05/01/14.........................    950,000    895,375
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15.........................    895,000    839,062
        Chaparral Energy, Inc.
         Company Guar. Senior Notes
         8.88% due 02/01/17*........................    150,000    140,625

                                                                Market
                                                 Principal      Value
                 Security Description            Amount**      (Note 2)
           -------------------------------------------------------------
           Oil Companies-Exploration & Production (continued)
             Chesapeake Energy Corp.
              Senior Notes
              6.25% due 01/15/18................ $  300,000   $   289,500
             Chesapeake Energy Corp.
              Senior Notes
              6.63% due 01/15/16................  1,350,000     1,343,250
             Costilla Energy, Inc.
              Senior Notes
              10.25% due 10/01/06+(3)(5)........    500,000             0
             Dune Energy, Inc.
              Sec. Notes
              10.50% due 06/01/12*..............    425,000       405,875
             Encore Acquisition Co.
              Senior Sub. Notes
              6.00% due 07/15/15................    950,000       857,375
             Encore Acquisition Co.
              Senior Sub. Notes
              6.25% due 04/15/14................    175,000       163,625
             Energy Partners, Ltd.
              Senior Notes
              9.75% due 04/15/14*...............    525,000       504,000
             Exco Resources, Inc.
              Company Guar. Notes
              7.25% due 01/15/11................    100,000        99,500
             Hilcorp Energy I LP
              Senior Notes
              7.75% due 11/01/15*...............    990,000       967,725
             Quicksilver Resources, Inc.
              Company Guar. Notes
              7.13% due 04/01/16................    275,000       270,875
             Sabine Pass LNG LP
              Company Guar. Senior Notes
              7.25% due 11/30/13................    400,000       394,000
             Sabine Pass LNG LP
              Sec. Notes
              7.50% due 11/30/16................  1,130,000     1,113,050
             Transmeridian Exploration, Inc.
              Company Guar. Notes
              12.00% due 12/15/10...............    375,000       363,281
                                                              -----------
                                                               10,673,791
                                                              -----------
           Oil Companies-Integrated -- 0.2%
             Hess Corp.
              Bonds
              7.88% due 10/01/29................    461,000       529,881
             Marathon Oil Corp.
              Notes
              6.60% due 10/01/37................    477,000       487,708
             Phillips Petroleum Co.
              Debentures
              7.00% due 03/30/29................    286,000       309,397
                                                              -----------
                                                                1,326,986
                                                              -----------
           Oil Refining & Marketing -- 0.1%
             The Premcor Refining Group, Inc
              Company Guar. Notes
              6.75% due 05/01/14................    666,000       694,191
                                                              -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Oil-Field Services -- 0.2%
         Allis-Chalmers Energy, Inc.
          Company Guar. Notes
          9.00% due 01/15/14........................ $610,000  $  614,575
         Oslo Seismic Services, Inc.
          1st Mtg. Bonds
          8.28% due 06/01/11........................  147,372     152,295
         Weatherford International, Inc.
          Company Guar. Notes
          6.80% due 06/15/37*.......................  530,000     544,361
                                                               ----------
                                                                1,311,231
                                                               ----------
       Paper & Related Products -- 0.3%
         AbitibiBowater, Inc.
          Notes
          6.50% due 06/15/13........................  700,000     511,000
         Caraustar Industries, Inc.
          Notes
          7.38% due 06/01/09........................  650,000     593,125
         Georgia-Pacific Corp.
          Company Guar. Notes
          7.00% due 01/15/15*.......................  920,000     897,000
         Georgia-Pacific Corp.
          Company Guar. Notes
          7.13% due 01/15/17*.......................  350,000     338,625
                                                               ----------
                                                                2,339,750
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 0.0%
         Psychiatric Solutions, Inc.
          Senior Sub. Notes
          7.75% due 07/15/15........................  158,000     159,975
                                                               ----------
       Physicians Practice Management -- 0.1%
         US Oncology, Inc.
          Senior Sub. Notes
          10.75% due 08/15/14.......................  660,000     681,450
                                                               ----------
       Pipelines -- 1.2%
         Atlas Pipeline Partners LP
          Company Guar. Notes
          8.13% due 12/15/15........................  525,000     517,125
         CenterPoint Energy Resources Corp.
          Notes
          7.75% due 02/15/11........................  990,000   1,052,302
         Copano Energy LLC
          Company Guar. Notes
          8.13% due 03/01/16........................  540,000     549,450
         Duke Energy Field Services LLC
          Notes
          6.88% due 02/01/11........................  178,000     184,692
         Dynegy Holdings, Inc.
          Senior Notes
          8.75% due 02/15/12........................  965,000     996,362
         Dynegy-Roseton Danskammer
          Pass Through Certs.
          Series B
          7.67% due 11/08/16........................  720,000     723,600
         El Paso Corp.
          Senior Sub. Notes
          6.88% due 06/15/14........................  925,000     936,563

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Pipelines (continued)
           El Paso Natural Gas Co.
            Senior Notes
            5.95% due 04/15/17*.................. $  375,000 $  366,239
           MarkWest Energy Partners LP
            Senior Notes
            6.88% due 11/01/14...................    255,000    235,875
           MarkWest Energy Partners LP
            Company Guar. Notes
            8.50% due 07/15/16...................    550,000    541,750
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................  1,045,000    966,625
           ONEOK Partners LP
            Company Guar. Notes
            6.85% due 10/15/37...................    507,000    510,989
           Transcontinental Gas Pipe Line Corp.
            Notes
            7.00% due 08/15/11...................    150,000    155,625
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  1,955,000  2,126,062
                                                             ----------
                                                              9,863,259
                                                             ----------
         Poultry -- 0.1%
           Pilgrim's Pride Corp.
            Senior Sub. Notes
            8.38% due 05/01/17...................    450,000    459,000
                                                             ----------
         Printing-Commercial -- 0.1%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15...................    790,000    687,300
                                                             ----------
         Publishing-Newspapers -- 0.0%
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29...................    205,000    166,577
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................    220,000    167,200
                                                             ----------
                                                                333,777
                                                             ----------
         Publishing-Periodicals -- 0.2%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  1,505,000  1,354,500
                                                             ----------
         Radio -- 0.0%
           Chancellor Media Corp.
            Company Guar. Notes
            8.00% due 11/01/08...................    148,000    150,401
                                                             ----------
         Real Estate Investment Trusts -- 0.4%
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................    845,000    816,234
           Liberty Property LP
            Senior Notes
            5.63% due 10/01/17...................    310,000    309,422

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Real Estate Investment Trusts (continued)
          New Plan Excel Realty Trust
           Senior Notes
           4.50% due 02/01/11.................... $  484,000 $  474,012
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14....................    600,000    598,500
          PPF Funding, Inc.
           Bonds
           5.35% due 04/15/12*...................    270,000    267,660
          Reckson Operating Partnership LP
           Senior Notes
           6.00% due 03/31/16....................     86,000     81,716
          Simon Property Group LP
           Notes
           5.38% due 08/28/08....................    124,000    123,282
          Vornado Realty LP
           Notes
           4.50% due 08/15/09....................    210,000    206,728
                                                             ----------
                                                              2,877,554
                                                             ----------
        Recycling -- 0.3%
          Aleris International, Inc.
           Senior Notes
           9.00% due 12/15/14....................  1,250,000  1,156,250
          Aleris International, Inc.
           Senior Sub. Notes
           10.00% due 12/15/16...................  1,090,000    964,650
                                                             ----------
                                                              2,120,900
                                                             ----------
        Rental Auto/Equipment -- 0.3%
          Erac USA Finance Co.
           Notes
           7.35% due 06/15/08*...................    620,000    626,762
          H&E Equipment Services, Inc.
           Company Guar. Notes
           8.38% due 07/15/16....................     20,000     19,500
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13....................  1,665,000  1,714,950
                                                             ----------
                                                              2,361,212
                                                             ----------
        Research & Development -- 0.1%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................    815,000    739,613
                                                             ----------
        Retail-Discount -- 0.1%
          Dollar General Corp.
           Senior Notes
           10.63% due 07/15/15*..................    450,000    423,000
                                                             ----------
        Retail-Drug Store -- 0.5%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27....................    510,000    494,252
          CVS Lease Pass Through Trust
           Pass Through Certs.
           6.04% due 12/10/28*...................  1,052,492  1,022,318

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ---------------------------------------------------------------
        Retail-Drug Store (continued)
          General Nutrition Centers, Inc.
           Senior Notes
           10.01% due 03/15/14*(6)................ $  375,000 $  360,000
          Rite Aid Corp.
           Senior Notes
           9.25% due 06/01/13.....................    425,000    403,750
          Rite Aid Corp.
           Company Guar. Notes
           9.50% due 06/15/17*....................  1,925,000  1,799,875
                                                              ----------
                                                               4,080,195
                                                              ----------
        Retail-Major Department Stores -- 0.0%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11.....................    375,000    399,375
                                                              ----------
        Retail-Petroleum Products -- 0.1%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14.....................  1,090,000  1,062,750
                                                              ----------
        Retail-Regional Department Stores -- 0.0%
          JC Penney Corp., Inc.
           Senior Notes
           5.75% due 02/15/18.....................     57,000     54,719
                                                              ----------
        Retail-Restaurants -- 0.1%
          Dave & Buster's, Inc.
           Company Guar. Notes
           11.25% due 03/15/14....................    445,000    449,450
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14.....................    765,000    696,150
                                                              ----------
                                                               1,145,600
                                                              ----------
        Rubber-Tires -- 0.1%
          Cooper Standard Automotive, Inc.
           Company Guar. Notes
           8.38% due 12/15/14.....................    625,000    543,750
                                                              ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(5)(11)(13)........    100,000        400
                                                              ----------
        Savings & Loans/Thrifts -- 0.4%
          Independence Community Bank Corp.
           Sub. Notes
           3.50% due 06/20/08(9)..................    172,000    169,250
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10.....................    405,000    395,678
          Washington Mutual Bank
           Sub. Notes
           5.13% due 01/15/15.....................    880,000    819,630
          Washington Mutual Preferred Funding III
           6.90% due 06/15/12*(6)(15).............    600,000    614,687
          Washington Mutual, Inc.
           Senior Notes
           5.50% due 08/24/11.....................    760,000    750,308

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Savings & Loans/Thrifts (continued)
       Western Financial Bank
        Senior Debentures
        9.63% due 05/15/12.......................... $  333,000 $  357,471
                                                                ----------
                                                                 3,107,024
                                                                ----------
     Soap & Cleaning Preparation -- 0.0%
       JohnsonDiversey Holdings, Inc.
        Notes
        10.67% due 05/15/13(7)......................     75,000     75,750
                                                                ----------
     Special Purpose Entities -- 1.2%
       AAC Group Holding Corp.
        Senior Notes
        10.25% due 10/01/12(7)......................    565,000    502,850
       AMR HoldCo, Inc./EmCare HoldCo, Inc.
        Senior Sub. Notes
        10.00% due 02/15/15.........................    125,000    132,500
       BAE Systems Holdings, Inc.
        Notes
        5.20% due 08/15/15*.........................  1,065,000  1,015,015
       Capital One Capital IV
        6.75% due 02/17/37(6).......................    255,000    227,398
       CCM Merger, Inc.
        Notes
        8.00% due 08/01/13*.........................    625,000    609,375
       Consolidated Communications Illinois/Texas
        Holdings, Inc.
        Senior Notes
        9.75% due 04/01/12..........................    632,000    638,320
       Cyrus Reinsurance Holdings SPC
        Senior Notes
        6.36% due 12/01/07*(3)(9)...................    239,000    234,220
       Hawker Beechcraft Acquisition Co. LLC/Hawker
        Beechcraft Notes Co.
        Senior Sub. Notes
        9.75% due 04/01/17*.........................    510,000    521,475
       Hexion US Finance Corp.
        Company Guar. Notes
        9.75% due 11/15/14..........................    475,000    522,500
       ING USA Global Funding Trust
        Notes
        4.50% due 10/01/10..........................    268,000    265,260
       KAR Holdings, Inc.
        Senior Notes
        8.75% due 05/01/14*.........................    305,000    292,037
       KAR Holdings, Inc.
        Senior Notes
        9.36% due 05/01/14*(6)......................    600,000    574,500
       Local TV Finance LLC
        Senior Notes
        9.25% due 06/15/15*.........................    600,000    564,000
       MedCath Holdings Corp.
        Senior Notes
        9.88% due 07/15/12..........................    129,000    136,740
       MXEnergy Holdings, Inc.
        Senior Notes
        12.81% due 08/01/11(6)......................    650,000    601,250

                                                              Market
                                                 Principal    Value
                   Security Description          Amount**    (Note 2)
          ------------------------------------------------------------
          Special Purpose Entities (continued)
            Norbord Delaware GP I
             Company Guar. Notes
             6.45% due 02/15/17*................ $  193,000 $  175,540
            PNA Intermediate Holding Corp.
             Senior Notes
             12.56% due 02/15/13*(6)............    350,000    343,000
            Pricoa Global Funding I
             Notes
             5.30% due 09/27/13*................    320,000    321,624
            Principal Life Global Funding I
             Sec. Notes
             5.25% due 01/15/13*................    296,000    295,193
            Snoqualmie Entertainment Authority
             Sec. Notes
             9.06% due 02/01/14*(6).............     75,000     72,938
            Snoqualmie Entertainment Authority
             Notes
             9.13% due 02/01/15*................    475,000    467,875
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................    125,000    119,531
            Visant Corp.
             Company Guar. Notes
             7.63% due 10/01/12.................    800,000    814,000
                                                            ----------
                                                             9,447,141
                                                            ----------
          Specified Purpose Acquisitions -- 0.0%
            ESI Tractebel Acquisition Corp.
             Company Guar. Bonds
             7.99% due 12/30/11.................    189,000    194,923
                                                            ----------
          Steel-Producers -- 0.3%
            International Steel Group, Inc.
             Senior Notes
             6.50% due 04/15/14.................    540,000    536,179
            Reliance Steel & Aluminum Co.
             Company Guar. Notes
             6.85% due 11/15/36.................  1,070,000  1,044,860
            Steel Dynamics, Inc.
             Senior Notes
             6.75% due 04/01/15*................    700,000    675,500
            United States Steel Corp.
             Senior Notes
             6.05% due 06/01/17.................    360,000    344,491
            United States Steel Corp.
             Senior Notes
             6.65% due 06/01/37.................    232,000    214,033
                                                            ----------
                                                             2,815,063
                                                            ----------
          Steel-Specialty -- 0.0%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................     75,000     79,125
                                                            ----------
          Storage/Warehousing -- 0.1%
            Mobile Mini, Inc.
             Notes
             6.88% due 05/01/15.................    500,000    486,250

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Storage/Warehousing (continued)
           Mobile Services Group, Inc.
            Senior Notes
            9.75% due 08/01/14*.................. $  655,000 $  655,000
                                                             ----------
                                                              1,141,250
                                                             ----------
         Telecom Services -- 0.5%
           Cincinnati Bell Telephone Co.
            Company Guar. Notes
            7.18% due 12/15/23...................     50,000     48,250
           Cincinnati Bell Telephone Co.
            Company Guar. Notes
            7.20% due 11/29/23...................    225,000    214,875
           Insight Midwest LP
            Senior Notes
            9.75% due 10/01/09...................     52,000     52,065
           MasTec, Inc.
            Senior Notes
            7.63% due 02/01/17...................    400,000    389,000
           PAETEC Holding Corp.
            Senior Notes
            9.50% due 07/15/15*..................  1,200,000  1,197,000
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14...................  1,440,000  1,497,600
           Verizon Global Funding Corp.
            Senior Notes
            6.88% due 06/15/12...................    750,000    799,557
                                                             ----------
                                                              4,198,347
                                                             ----------
         Telephone-Integrated -- 1.3%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11...................  1,003,000  1,077,505
           BellSouth Corp.
            Senior Notes
            6.00% due 10/15/11...................  1,300,000  1,331,823
           Cincinnati Bell, Inc.
            Senior Notes
            7.25% due 06/15/23...................     25,000     23,750
           Cincinnati Bell, Inc.
            Company Guar. Notes
            8.38% due 01/15/14...................  1,265,000  1,261,837
           Citizens Communications Co.
            Senior Notes
            7.13% due 03/15/19...................    775,000    763,375
           Citizens Communications Co.
            Senior Notes
            9.00% due 08/15/31...................  1,502,000  1,524,530
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08...................     55,000     55,130
           Level 3 Financing, Inc.
            Company Guar. Notes
            9.25% due 11/01/14...................    500,000    492,500
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................    174,000    193,336

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       Telephone-Integrated (continued)
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14...................... $2,725,000 $ 2,759,062
         Sprint Capital Corp.
          Company Guar. Notes
          6.88% due 11/15/28......................    787,000     759,532
         Verizon New York, Inc.
          Debentures
          6.88% due 04/01/12......................    261,000     274,939
                                                              -----------
                                                               10,517,319
                                                              -----------
       Television -- 0.7%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................  1,175,000   1,186,750
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................    250,000     223,750
         ION Media Networks, Inc.
          Senior Notes
          8.49% due 01/15/12*(6)..................     25,000      24,875
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................    960,000     933,600
         Paxson Communication Corp.
          Sec. Senior Notes
          11.49% due 01/15/13*(6).................  2,225,000   2,269,500
         Univision Communications, Inc.
          Company Guar. Notes
          3.50% due 10/15/07......................     80,000      79,400
         Young Broadcasting, Inc.
          Senior Sub. Notes
          8.75% due 01/15/14......................    380,000     321,100
         Young Broadcasting, Inc.
          Company Guar. Notes
          10.00% due 03/01/11.....................  1,035,000     954,787
                                                              -----------
                                                                5,993,762
                                                              -----------
       Theaters -- 0.4%
         AMC Entertainment, Inc.
          Senior Sub. Notes
          8.00% due 03/01/14......................  2,195,000   2,090,737
         Cinemark, Inc.
          Senior Notes
          9.75% due 03/15/14(7)...................  1,585,000   1,497,825
                                                              -----------
                                                                3,588,562
                                                              -----------
       Transactional Software -- 0.1%
         Open Solutions, Inc.
          Senior Sub. Notes
          9.75% due 02/01/15*.....................  1,225,000   1,179,062
                                                              -----------
       Transport-Air Freight -- 0.7%
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class A-2
          6.88% due 01/02/11......................    193,987     190,107

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                            Market
                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Transport-Air Freight (continued)
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class A-1
              7.20% due 01/02/19.............. $1,475,567 $1,449,744
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class B
              7.63% due 01/02/15..............  1,701,936  1,957,227
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class A
              8.71% due 01/02/20..............    320,355    336,773
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class C
              8.77% due 01/02/11..............     62,428     60,556
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class B
              9.06% due 07/02/17..............  1,346,314  1,642,503
                                                          ----------
                                                           5,636,910
                                                          ----------
           Transport-Rail -- 0.3%
             BNSF Funding Trust I
              6.61% due 01/15/26(9)...........    580,000    523,224
             CSX Corp.
              Senior Notes
              6.25% due 03/15/18..............    620,000    623,255
             Union Pacific Corp.
              Notes
              3.88% due 02/15/09..............    875,000    857,003
                                                          ----------
                                                           2,003,482
                                                          ----------
           Transport-Services -- 0.1%
             Bristow Group, Inc.
              Senior Notes
              7.50% due 09/15/17*.............    250,000    255,000
             FedEx Corp.
              Company Guar. Notes
              5.50% due 08/15/09..............    135,000    136,510
             PHI, Inc.
              Company Guar. Notes
              7.13% due 04/15/13..............    300,000    288,000
             Ryder System, Inc.
              Notes
              5.85% due 03/01/14..............    125,000    126,003
                                                          ----------
                                                             805,513
                                                          ----------
           Transport-Truck -- 0.1%
             Saint Acquisition Corp.
              Senior Sec. Notes
              13.31% due 05/15/15*(6).........    325,000    221,000
             Swift Acquisition Corp.
              Sec. Notes
              12.50% due 05/15/17*............    375,000    251,250
                                                          ----------
                                                             472,250
                                                          ----------

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     Travel Services -- 0.1%
       Travelport LLC
        Company Guar. Notes
        9.88% due 09/01/14.......................... $820,000  $    836,400
       Travelport LLC
        Company Guar. Notes
        10.25% due 09/01/14(6)......................  225,000       224,437
                                                               ------------
                                                                  1,060,837
                                                               ------------
     Total Corporate Bonds & Notes
        (cost $290,444,175).........................            286,509,235
                                                               ------------
     FOREIGN CORPORATE BONDS & NOTES -- 5.9%
     Banks-Commercial -- 0.3%
       Caisse Nationale des Caisses d'Epargne et de
        Prevoyance
        Notes
        4.93% due 12/30/09(15)......................  141,000       113,152
       Credit Agricole SA
        Jr. Sub. Notes
        6.64% due 05/31/17*(6)(15)..................  557,000       519,649
       HSBC Holdings PLC
        Sub. Notes
        6.50% due 09/15/37..........................  650,000       654,246
       Royal Bank of Scotland Group PLC
        Bonds
        6.99% due 10/15/17*(6)(15)..................  660,000       672,349
       Societe Generale
        Sub. Notes
        5.92% due 04/15/17*(6)(15)..................  270,000       255,771
                                                               ------------
                                                                  2,215,167
                                                               ------------
     Banks-Money Center -- 0.1%
       HBOS Capital Funding LP
        Bank Guar. Bonds
        6.85% due 03/23/09(15)......................  175,000       166,688
       Mizuho Financial Group Cayman, Ltd.
        Bank Guar. Bonds
        8.38% due 04/27/09(15)......................  175,000       182,276
       National Westminster Bank PLC
        Sub. Notes
        7.75% due 10/16/07(6)(15)...................   67,000        67,127
                                                               ------------
                                                                    416,091
                                                               ------------
     Broadcast Services/Program -- 0.1%
       Grupo Televisa SA
        Senior Notes
        6.63% due 03/18/25..........................  496,000       504,057
                                                               ------------
     Building & Construction-Misc. -- 0.0%
       North American Energy Partners, Inc.
        Senior Notes
        8.75% due 12/01/11..........................  275,000       277,750
                                                               ------------
     Building Products-Doors & Windows -- 0.0%
       Masonite International Corp.
        Company Guar. Notes
        11.00% due 04/06/15.........................  117,000        99,450
                                                               ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Cellular Telecom -- 0.2%
         Mobile Telesystems Finance SA
          Company Guar. Senior Notes
          8.38% due 10/14/10....................... $1,650,000 $1,685,062
                                                               ----------
       Computers-Memory Devices -- 0.1%
         Seagate Technology HDD Holdings
          Company Guar. Notes
          6.80% due 10/01/16.......................    435,000    425,213
                                                               ----------
       Containers-Metal/Glass -- 0.2%
         Vitro SAB de CV
          Senior Notes
          9.13% due 02/01/17.......................  2,040,000  2,004,300
                                                               ----------
       Cruise Lines -- 0.0%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13.......................    400,000    397,779
                                                               ----------
       Diversified Financial Services -- 0.3%
         CIT Group Funding Co. of Canada
          Company Guar. Notes
          5.20% due 06/01/15.......................    447,000    405,866
         TNK-BP Finance SA
          Senior Notes
          6.13% due 03/20/12.......................  1,380,000  1,324,938
         TNK-BP Finance SA
          Company Guar. Senior Notes
          6.88% due 07/18/11.......................    350,000    347,214
                                                               ----------
                                                                2,078,018
                                                               ----------
       Diversified Manufacturing Operations -- 0.1%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*......................    415,000    434,713
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13.......................    310,000    312,920
                                                               ----------
                                                                  747,633
                                                               ----------
       Diversified Operations -- 0.0%
         Hutchison Whampoa Finance, Ltd.
          Company Guar. Notes
          7.50% due 08/01/27*......................    150,000    167,499
                                                               ----------
       Electric-Integrated -- 0.1%
         Enel Finance International SA
          Company Guar. Notes
          6.25% due 09/15/17*......................    201,000    201,744
         Enel Finance International SA
          Company Guar. Notes
          6.80% due 09/15/37*......................    675,000    687,338
                                                               ----------
                                                                  889,082
                                                               ----------
       Electronic Components-Misc. -- 0.1%
         NXP BV / NXP Funding LLC
          Company Guar. Notes
          9.50% due 10/15/15.......................    830,000    773,975
                                                               ----------
       Electronic Components-Semiconductors -- 0.1%
         Avago Technologies Finance
          Company Guar. Notes
          10.13% due 12/01/13......................    590,000    634,250

                                                                  Market
                                                      Principal   Value
                   Security Description               Amount**   (Note 2)
     ---------------------------------------------------------------------
     Electronic Components-Semiconductors (continued)
       STATS ChipPAC, Ltd.
        Company Guar. Notes
        6.75% due 11/15/11........................... $325,000  $  325,813
                                                                ----------
                                                                   960,063
                                                                ----------
     Food-Meat Products -- 0.2%
       JBS SA
        Company Guar. Notes
        9.38% due 02/07/11...........................  850,000     873,375
       JBS SA
        Senior Notes
        10.50% due 08/04/16*.........................  650,000     687,375
                                                                ----------
                                                                 1,560,750
                                                                ----------
     Food-Retail -- 0.1%
       Delhaize Group
        Notes
        6.50% due 06/15/17*..........................  555,000     559,734
                                                                ----------
     Independent Power Producer -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(5)(14)..................  725,000         725
                                                                ----------
     Insurance-Multi-line -- 0.1%
       Aegon NV
        Sub. Bonds
        5.40% due 07/15/14(15).......................  201,000     156,780
       AXA SA
        Sub. Notes
        6.38% due 12/14/36*(6)(15)...................  285,000     256,966
       ING Groep NV
        Bonds
        5.78% due 12/18/15(6)(15)....................  765,000     722,802
                                                                ----------
                                                                 1,136,548
                                                                ----------
     Investment Companies -- 0.0%
       Canadian Oil Sands, Ltd.
        Notes
        5.80% due 08/15/13*..........................  207,000     205,172
                                                                ----------
     Medical-Drugs -- 0.4%
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        7.75% due 04/01/14...........................  400,000     366,000
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        9.37% due 12/01/13(6)........................  590,000     604,750
       AstraZeneca PLC
        Notes
        6.45% due 09/15/37...........................  616,000     638,709
       Elan Finance PLC
        Company Guar. Bonds
        7.75% due 11/15/11...........................  895,000     877,100
       Elan Finance PLC
        Company Guar. Notes
        8.88% due 12/01/13...........................  790,000     776,175

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                             Market
                                               Principal     Value
                 Security Description          Amount**     (Note 2)
           ---------------------------------------------------------
           FOREIGN CORPORATE BONDS & NOTES (continued)
           Medical-Drugs (continued)
             Elan Finance PLC
              Company Guar. Notes
              9.56% due 11/15/11(6).......... $      5,000 $    4,963
                                                           ----------
                                                            3,267,697
                                                           ----------
           Metal-Aluminum -- 0.0%
             Alcan, Inc.
              Notes
              6.13% due 12/15/33.............      403,000    386,986
                                                           ----------
           Multimedia -- 0.1%
             Quebecor Media, Inc.
              Senior Notes
              7.75% due 03/15/16*............      375,000    357,656
             The Thomson Corp.
              Notes
              5.70% due 10/01/14.............      620,000    614,755
                                                           ----------
                                                              972,411
                                                           ----------
           Music -- 0.0%
             Corporacion Interamericana de
              Entetenimiento SA de CV
              Senior Notes
              8.88% due 06/14/15*............      275,000    270,188
                                                           ----------
           Oil Companies-Exploration & Production -- 0.5%
             Compton Petroleum Finance Corp.
              Company Guar. Notes
              7.63% due 12/01/13.............      965,000    931,225
             Nexen, Inc.
              Bonds
              6.40% due 05/15/37.............      415,000    403,278
             OPTI Canada, Inc.
              Secured Notes
              7.88% due 12/15/14*............    1,100,000  1,100,000
             OPTI Canada, Inc.
              Company Guar. Notes
              8.25% due 12/15/14*............      575,000    579,313
             Paramount Resources, Ltd.
              Senior Notes
              8.50% due 01/31/13.............      675,000    688,500
                                                           ----------
                                                            3,702,316
                                                           ----------
           Oil Companies-Integrated -- 0.1%
             ENI Coordination Center SA
              Company Guar. Notes
              5.25% due 12/27/07.............  GBP 205,000    418,683
                                                           ----------
           Paper & Related Products -- 0.2%
             Abitibi-Consolidated, Inc.
              Notes
              5.25% due 06/20/08.............      100,000     95,500
             Abitibi-Consolidated, Inc.
              Notes
              6.00% due 06/20/13.............      300,000    210,000
             Abitibi-Consolidated, Inc.
              Notes
              8.55% due 08/01/10.............      955,000    787,875

                                                                 Market
                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       Paper & Related Products (continued)
         Bowater Canada Finance Corp.
          Company Guar. Notes
          7.95% due 11/15/11....................... $  200,000 $  164,500
                                                               ----------
                                                                1,257,875
                                                               ----------
       Pipelines -- 0.1%
         Enbridge, Inc.
          Bonds
          5.80% due 06/15/14.......................    931,000    927,898
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.......................    183,000    166,336
                                                               ----------
                                                                1,094,234
                                                               ----------
       Printing-Commercial -- 0.1%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16*......................    745,000    676,088
                                                               ----------
       Real Estate Operations & Development -- 0.0%
         Brascan Corp.
          Notes
          8.13% due 12/15/08.......................     76,000     78,913
                                                               ----------
       Satellite Telecom -- 0.6%
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          8.89% due 01/15/15(6)....................  1,055,000  1,065,550
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16......................    985,000  1,055,181
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          9.25% due 02/01/15(7)....................  1,925,000  1,583,313
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................    935,000    710,600
         Intelsat, Ltd.
          Senior Notes
          7.63% due 04/15/12.......................    475,000    406,125
                                                               ----------
                                                                4,820,769
                                                               ----------
       Semiconductor Equipment -- 0.0%
         MagnaChip Semiconductor SA
          Sec. Notes
          6.88% due 12/15/11.......................    100,000     81,500
         MagnaChip Semiconductor SA
          Sec. Notes
          8.94% due 12/15/11(6)....................     75,000     63,750
                                                               ----------
                                                                  145,250
                                                               ----------
       Special Purpose Entities -- 0.3%
         Hellas Telecommunications Luxembourg II
          Sub. Notes
          11.11% due 01/15/15*(6)..................  1,155,000  1,117,463
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(15)...................    338,000    312,509

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                     Market
                                                        Principal    Value
                  Security Description                  Amount**    (Note 2)
   -------------------------------------------------------------------------
   FOREIGN CORPORATE BONDS & NOTES (continued)
   Special Purpose Entities (continued)
     Rio Tinto Finance USA, Ltd.
      Notes
      2.63% due 09/30/08............................... $  165,000 $  161,567
     SMFG Preferred Capital, Ltd.
      6.08% due 01/25/17*(6)(15).......................    373,000    344,909
     SovRisc BV
      Notes
      4.63% due 10/31/08*..............................    133,000    133,117
                                                                   ----------
                                                                    2,069,565
                                                                   ----------
   Steel-Producer -- 0.1%
     Citibank Global Markets Deutschland for Severstal
      Notes
      8.63% due 02/24/09...............................  1,100,000  1,121,417
                                                                   ----------
   Telecom Services -- 0.2%
     Global Crossing UK Finance PLC
      Company Guar. Notes
      10.75% due 12/15/14..............................    375,000    392,812
     Telenet Group Holdings NV
      Notes
      11.50% due 06/15/14*(7)..........................  1,231,000  1,218,690
                                                                   ----------
                                                                    1,611,502
                                                                   ----------
   Telephone-Integrated -- 0.7%
     British Telecommunications PLC
      Bonds
      9.13% due 12/15/30...............................  1,807,000  2,392,833
     Telecom Italia Capital SA
      Company Guar. Bonds
      5.25% due 10/01/15...............................  1,074,000  1,019,578
     Telecom Italia Capital SA
      Company Guar. Bonds
      6.20% due 07/18/11...............................  1,000,000  1,024,696
     Telefonica Emisiones SAU
      Company Guar. Notes
      6.22% due 07/03/17...............................    481,000    485,913
     Telefonica Emisones SAU
      Company Guar. Notes
      6.42% due 06/20/16...............................    685,000    702,916
                                                                   ----------
                                                                    5,625,936
                                                                   ----------
   Transport-Marine -- 0.1%
     Navios Maritime Holdings, Inc.
      Senior Notes
      9.50% due 12/15/14...............................    325,000    335,156
     Ultrapetrol Bahamas, Ltd.
      1st Mtg. Bonds
      9.00% due 11/24/14...............................    525,000    502,032
                                                                   ----------
                                                                      837,188
                                                                   ----------
   Transport-Rail -- 0.1%
     Canadian National Railway Co.
      Notes
      6.38% due 10/15/11...............................    315,000    326,948
     Canadian National Railway Co.
      Debentures
      6.38% due 11/15/37...............................    448,000    453,380

                                                               Market
                                                Principal      Value
                Security Description            Amount**      (Note 2)
        ----------------------------------------------------------------
        Transport-Rail (continued)
          Kansas City Southern de Mexico SA
           de CV
           Senior Notes
           7.38% due 03/01/14*............... $      175,000 $   171,063
                                                             -----------
                                                                 951,391
                                                             -----------
        Transport-Services -- 0.2%
          TGI International Ltd.
           Senior Notes
           9.50% due 10/03/17*...............      1,720,000   1,720,000
                                                             -----------
        Total Foreign Corporate Bonds & Notes
           (cost $49,456,227)................                 48,132,477
                                                             -----------
        FOREIGN GOVERNMENT AGENCIES -- 31.1%
        Sovereign -- 31.1%
          Arab Republic of Egypt
           Notes
           8.75% due 07/18/12*...............  EGP 7,200,000   1,298,319
          Federal Republic of Brazil
           Bonds
           6.00% due 01/17/17................      3,390,000   3,435,765
          Federal Republic of Brazil
           Bonds
           6.43% due 01/05/16................      2,894,000   1,835,393
          Federal Republic of Brazil
           Bonds
           7.13% due 01/20/37................      1,620,000   1,809,540
          Federal Republic of Brazil
           Notes
           7.88% due 03/07/15................        900,000   1,016,550
          Federal Republic of Brazil
           Notes
           8.00% due 01/15/18................      6,230,000   6,952,680
          Federal Republic of Brazil
           Bonds
           8.25% due 01/20/34................      1,430,000   1,801,085
          Federal Republic of Brazil
           Notes
           8.75% due 02/04/25................      2,825,000   3,616,000
          Federal Republic of Brazil
           Bonds
           8.88% due 10/14/19................      2,110,000   2,626,950
          Federal Republic of Brazil
           Notes
           8.88% due 04/15/24................        845,000   1,087,937
          Federal Republic of Brazil
           Bonds
           10.50% due 07/14/14...............      1,115,000   1,410,475
          Federal Republic of Brazil
           Notes
           11.00% due 08/17/40...............      4,790,000   6,406,625
          Federal Republic of Germany
           Bonds
           4.13% due 07/04/08................   EUR2,530,000   3,608,194
          Federal Republic of Germany
           Bonds
           4.25% due 07/04/14................   EUR5,190,000   7,398,681

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                             Market
                                             Principal       Value
              Security Description           Amount**       (Note 2)
          ----------------------------------------------------------
          FOREIGN GOVERNMENT AGENCIES (continued)
          Sovereign (continued)
            Federal Republic of Germany
             Bonds
             5.50% due 01/04/31......... $         500,000 $  800,364
            Government of Australia
             Bonds
             5.25% due 08/15/10.........     AUD 6,960,000  5,985,045
            Government of Australia
             Bonds
             5.75% due 06/15/11.........     AUD 9,180,000  7,967,169
            Government of Australia
             Bonds
             7.50% due 09/15/09.........     AUD 6,355,000  5,748,063
            Government of Canada
             Bonds
             4.00% due 09/01/10.........     CAD 9,639,000  9,647,334
            Government of Canada
             Bonds
             5.00% due 06/01/14.........     CAD 6,230,000  6,523,508
            Government of Canada
             Bonds
             5.25% due 06/01/13.........     CAD 2,920,000  3,082,433
            Government of France
             Bonds
             4.75% due 04/25/35.........     EUR 3,425,000  4,952,545
            Government of Japan
             Bonds
             1.40% due 06/20/12.........   JPY 815,000,000  7,169,673
            Government of Japan
             Bonds
             1.40% due 12/20/15.........  JPY1,080,000,000  9,332,614
            Government of Norway
             Bonds
             6.00% due 05/16/11.........    NOK 10,200,000  1,969,826
            Government of Poland
             Bonds
             5.75% due 03/24/10.........      PLN4,400,000  1,680,027
            Kingdom of Denmark
             Bonds
             7.00% due 11/15/07.........     DKK29,310,000  5,621,360
            Kingdom of Norway
             Bonds
             5.50% due 05/15/09.........     NOK40,140,000  7,519,383
            Kingdom of Norway
             Bonds
             6.50% due 05/15/13.........     NOK40,460,000  8,125,163
            Kingdom of Spain
             Bonds
             5.75% due 07/30/32.........        EUR925,000  1,523,370
            Kingdom of Sweden
             Bonds
             4.00% due 12/01/09.........     SEK41,000,000  6,349,048
            Kingdom of Sweden
             Bonds
             4.50% due 08/12/15.........      SEK6,810,000  1,070,836
            Kingdom of Sweden
             Bonds
             5.00% due 01/28/09.........     SEK36,900,000  5,800,608

                                                          Market
                                           Principal      Value
               Security Description        Amount**      (Note 2)
             ----------------------------------------------------
             Sovereign (continued)
               Republic of Argentina
                Notes
                5.25% due 12/31/38(7).. $     7,369,761 $3,003,178
               Republic of Argentina
                Bonds
                7.00% due 03/28/11.....         785,000    735,937
               Republic of Argentina
                Bonds
                7.00% due 09/12/13.....       3,450,000  3,004,950
               Republic of Argentina
                Bonds
                7.00% due 10/03/15.....       2,680,000  2,190,900
               Republic of Argentina
                Notes
                8.28% due 12/31/33.....       4,011,108  3,640,081
               Republic of Colombia
                Notes
                7.38% due 01/27/17.....       1,500,000  1,631,250
               Republic of Colombia
                Bonds
                7.38% due 09/18/37.....       1,615,000  1,776,500
               Republic of Colombia
                Bonds
                8.13% due 05/21/24.....         710,000    827,150
               Republic of Colombia
                Notes
                8.25% due 12/22/14.....       1,950,000  2,193,750
               Republic of Colombia
                Bonds
                12.00% due 10/22/15....  COP980,000,000    532,477
               Republic of Ecuador
                Bonds
                10.00% due 08/15/30(7).       2,410,000  2,169,000
               Republic of El Salvador
                Bonds
                7.65% due 06/15/35*....         525,000    589,313
               Republic of Ghana
                Notes
                8.50% due 10/04/17*....         710,000    710,000
               Republic of Greece
                Senior Bonds
                4.50% due 09/20/37.....    EUR1,365,000  1,809,880
               Republic of Indonesia
                Bonds
                6.63% due 02/17/37.....       1,450,000  1,396,733
               Republic of Indonesia
                Bonds
                7.50% due 01/15/16.....       1,270,000  1,376,361
               Republic of Indonesia
                Notes
                8.50% due 10/12/35.....       1,300,000  1,539,946
               Republic of Pakistan
                Bonds
                6.88% due 06/01/17*....       1,340,000  1,159,100
               Republic of Panama
                Bonds
                6.70% due 01/26/36.....       1,910,000  1,962,525

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                         Market
                                            Principal    Value
                  Security Description      Amount**    (Note 2)
               ------------------------------------------------
               FOREIGN GOVERNMENT AGENCIES (continued)
               Sovereign (continued)
                 Republic of Peru
                  Bonds
                  6.55% due 03/14/37....... $1,130,000 $1,166,160
                 Republic of Peru
                  Notes
                  7.35% due 07/21/25.......  2,760,000  3,153,300
                 Republic of Peru
                  Bonds
                  8.75% due 11/21/33.......    720,000    945,720
                 Republic of Philippines
                  Bonds
                  7.75% due 01/14/31.......  2,090,000  2,314,675
                 Republic of Philippines
                  Notes
                  8.00% due 01/15/16.......  2,680,000  2,994,900
                 Republic of Philippines
                  Notes
                  8.25% due 01/15/14.......  1,360,000  1,519,800
                 Republic of Philippines
                  Notes
                  8.88% due 03/17/15.......  2,990,000  3,460,925
                 Republic of Philippines
                  Senior Notes
                  9.50% due 02/02/30.......  2,380,000  3,105,900
                 Republic of South Africa
                  Bonds
                  5.88% due 05/30/22.......  1,880,000  1,840,050
                 Republic of Turkey
                  Notes
                  6.88% due 03/17/36.......  1,620,000  1,545,075
                 Republic of Turkey
                  Notes
                  7.00% due 06/05/20.......  3,460,000  3,477,473
                 Republic of Turkey
                  Notes
                  7.25% due 03/15/15.......  2,460,000  2,564,550
                 Republic of Turkey
                  Notes
                  8.00% due 02/14/34.......  1,480,000  1,603,950
                 Republic of Turkey
                  Notes
                  9.50% due 01/15/14.......  1,870,000  2,166,862
                 Republic of Uruguay
                  Bonds
                  8.00% due 11/18/22.......  4,080,000  4,528,800
                 Republic of Uruguay
                  Notes
                  9.25% due 05/17/17.......    400,000    474,000
                 Republic of Venezuela
                  Bonds
                  5.75% due 02/26/16.......  1,970,000  1,664,650
                 Republic of Venezuela
                  Bonds
                  6.00% due 12/09/20.......    540,000    434,700
                 Republic of Venezuela
                  Bonds
                  7.00% due 12/01/18.......    700,000    623,829

                                                               Market
                                                Principal      Value
               Security Description             Amount**      (Note 2)
       ----------------------------------------------------------------
       Sovereign (continued)
         Republic of Venezuela
          Bonds
          7.65% due 04/21/25................. $   2,290,000 $  2,049,550
         Republic of Venezuela
          Notes
          8.50% due 10/08/14.................     1,060,000    1,062,650
         Republic of Venezuela
          Bonds
          9.25% due 09/15/27.................     3,650,000    3,777,750
         Republic of Venezuela
          Bonds
          9.38% due 01/13/34.................     3,580,000    3,732,150
         Russian Federation
          Bonds
          7.50% due 03/31/30(7)..............    10,328,100   11,649,064
         Russian Federation
          Bonds
          7.50% due 03/31/30*(7).............       646,750      722,743
         Russian Federation
          Notes
          12.75% due 06/24/28................       770,000    1,372,525
         Ukrainian Soviet Socialist Republic
          Bonds
          6.39% due 06/26/12*................     1,700,000    1,715,963
         Ukrainian Soviet Socialist Republic
          Senior Bonds
          6.58% due 11/21/16*................     1,580,000    1,595,800
         Ukrainian Soviet Socialist Republic
          Senior Notes
          6.58% due 11/21/16.................     1,100,000    1,116,665
         Ukrainian Soviet Socialist Republic
          Notes
          7.65% due 06/11/13.................     1,270,000    1,355,788
         United Mexican States
          Notes
          5.63% due 01/15/17.................     2,250,000    2,250,000
         United Mexican States
          Bonds
          8.00% due 09/24/22.................     2,550,000    3,094,425
         United Mexican States
          Bonds
          8.30% due 08/15/31.................       650,000      832,975
                                                            ------------
       Total Foreign Government Agencies
          (cost $243,693,547)................                253,334,961
                                                            ------------
       FOREIGN GOVERNMENT TREASURIES -- 1.2%
       Sovereign -- 1.2%
         Government of United Kingdom
          Bonds
          4.00% due 03/07/09.................    GBP660,000    1,331,062
         Government of United Kingdom
          Bonds
          4.00% due 09/07/16.................  GBP2,255,000    4,281,953
         Government of United Kingdom
          Bonds
          4.25% due 03/07/11.................  GBP1,930,000    3,849,662
                                                            ------------
       Total Foreign Government Treasuries
          (cost $8,962,556)..................                  9,462,677
                                                            ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                   Market
                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
    -----------------------------------------------------------------------
    LOANS -- 0.2%
    Leisure Products -- 0.0%
      AMC Entertainment Holdings, Inc. -- First Lien
       10.65% due 06/15/12(4)(5)(16)(17)............. $  411,051 $   401,802
    Medical Drugs -- 0.2%
      Triax Pharmaceuticals LLC -- First Lien
       15.54% due
       08/30/11(3)(4)(5)(16)(17)(21)(22).............  1,500,000   1,348,961
    Total Loans
      (cost $1,752,752)..............................              1,750,763
                                                                 -----------
    U.S. GOVERNMENT AGENCIES -- 14.4%
    Federal Home Loan Bank -- 0.1%
      4.50% due 09/08/08.............................    600,000     599,342
                                                                 -----------
    Federal Home Loan Mtg. Corp. -- 4.7%
       4.13% due 07/12/10............................    300,000     297,647
       4.35% due 06/02/08............................    600,000     598,275
       4.45% due 03/06/08............................    600,000     598,792
       4.50% due 02/01/20............................    200,295     192,826
       4.50% due 08/01/20............................    386,726     372,305
       4.75% due 01/18/11............................    310,000     312,818
       5.00% due 09/01/18............................    461,823     453,972
       5.00% due 07/01/20............................    756,344     741,587
       5.00% due 02/01/34............................    448,842     429,635
       5.00% due 05/01/34............................    283,898     271,520
       5.00% due 02/01/35............................    646,922     618,716
       5.00% due 08/01/35............................  2,585,775   2,470,623
       5.00% due 04/01/36............................    557,769     532,930
       5.00% due 05/01/36............................    390,766     372,850
       5.00% due 08/01/36............................    468,880     447,383
       5.00% due 11/01/36............................    592,313     565,158
       5.00% due 01/01/37............................  1,067,985   1,019,022
       5.33% due 12/01/35(6).........................    422,324     423,493
       5.47% due 03/01/36(6).........................    280,966     277,950
       5.50% due 07/01/35............................  2,460,647   2,412,394
       5.50% due 05/01/37............................  2,058,493   2,015,646
       5.70% due 08/01/36(6).........................  2,446,959   2,453,026
       5.80% due 01/01/37(6).........................    809,705     815,471
       5.81% due 01/01/37............................    186,725     186,850
       5.98% due 10/01/36............................  4,103,050   4,107,244
       6.00% due 07/01/35............................    182,146     182,509
       6.00% due 06/01/36............................    872,369     873,563
       6.00% due 05/01/37............................  2,935,669   2,939,142
       6.00% TBA due October.........................  5,541,000   5,546,198
       6.20% due 09/01/36(6).........................    841,551     852,896
       6.50% due 05/01/29............................      6,207       6,369
       6.50% due 02/01/35............................    581,849     594,116
       6.50% due 05/01/37............................  1,371,979   1,396,586
       6.88% due 09/15/10............................  1,156,000   1,232,168
       7.00% due 06/01/29............................     13,675      14,223
       8.50% due 05/01/08............................      1,060       1,071
      REMIC Series 3349, Class HB
       5.50% due 06/15/31............................  1,724,000   1,719,251
      REMIC
       Series 41, Class F
        10.00% due 05/15/20(1).......................     14,659      14,646
       Series 1103, Class N
        11.57% due 06/15/21(1)(12)...................      9,139         165
                                                                 -----------
                                                                  38,361,036
                                                                 -----------

                                                               Market
                                                 Principal     Value
                 Security Description            Amount**     (Note 2)
        ----------------------------------------------------------------
        Federal National Mtg. Assoc. -- 9.6%
           4.46% due 02/01/34(6)............... $   441,028 $    433,806
           4.50% due 06/01/19..................     504,151      485,896
           4.67% due 10/01/35(6)...............     229,025      228,711
           4.75% due 12/15/10..................     375,000      378,319
           4.87% due 01/01/35(6)...............     918,269      909,219
           5.00% due 06/01/19..................     259,774      255,098
           5.00% due 03/01/34..................     297,097      284,146
           5.00% due 11/01/34..................     565,835      541,169
           5.00% due 05/01/35..................   1,267,835    1,211,339
           5.00% due 01/01/37..................   2,934,421    2,799,064
           5.00% due 05/01/37..................   3,157,327    3,011,689
           5.00% TBA due October...............  14,459,000   13,790,271
           5.25% due 08/01/12..................     300,000      306,123
           5.50% due 11/01/19..................   1,431,207    1,429,575
           5.50% due 08/01/20..................     340,950      340,286
           5.50% due 01/01/29..................       8,213        8,089
           5.50% due 06/01/29..................     157,762      155,303
           5.50% due 06/01/34..................     367,899      361,090
           5.50% due 02/01/35..................     543,178      532,681
           5.50% due 12/01/35..................     737,622      723,367
           5.50% due 02/01/36(6)...............     348,780      350,321
           5.50% due 05/01/36..................   4,416,814    4,332,101
           5.50% due 11/01/36..................     583,808      571,939
           5.50% due 12/01/36..................   3,360,779    3,266,551
           5.50% due 04/01/37..................   6,711,688    6,574,083
           5.50% due 05/01/37..................   7,086,574    6,941,284
           5.50% due 07/01/37..................   2,814,733    2,757,025
           5.51% due 01/01/37..................   4,270,880    4,284,582
           6.00% due 02/01/32..................     103,513      104,260
           6.00% due 05/01/34..................      20,123       20,197
           6.00% due 10/01/34..................     536,380      538,344
           6.00% due 06/01/35..................     192,533      192,985
           6.00% due 10/01/36..................   5,890,442    5,900,250
           6.00% due 11/01/36..................   2,462,254    2,445,992
           6.00% due 07/01/37..................   3,326,731    3,331,706
           6.50% due 04/01/34..................     255,312      260,766
           6.50% due 02/01/35..................      79,028       80,561
           6.50% due 07/01/36..................     698,487      711,304
           6.50% due 07/01/37..................   7,608,645    7,747,486
           7.50% due 01/01/30..................      16,926       17,744
           7.50% due 09/01/30..................       3,434        3,594
           8.00% due 11/01/28..................      23,116       24,460
          REMIC
           Series 1989-2, Class D
            8.80% due 01/25/19(1)..............      37,587       40,618
           Series 1989-17, Class E
            10.40% due 04/25/19(1).............       5,911        6,384
           13.00% due 11/01/15.................       5,443        6,090
                                                            ------------
                                                              78,695,868
                                                            ------------
        Government National Mtg. Assoc. -- 0.0%
           7.50% due 07/15/27..................      16,404       17,232
           7.50% due 10/15/27..................      65,653       68,969
                                                            ------------
                                                                  86,201
                                                            ------------
        Total U.S. Government Agencies
           (cost $118,234,813).................              117,742,447
                                                            ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                     Shares/     Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      U.S. GOVERNMENT TREASURIES -- 2.6%
      United States Treasury Bonds -- 1.1%
         4.50% due 05/15/17........................ $6,000,000 $ 5,966,250
         4.75% due 02/15/37........................  3,000,000   2,958,516
         6.25% due 08/15/23........................    166,000     190,705
                                                               -----------
                                                                 9,115,471
                                                               -----------
      United States Treasury Notes -- 1.5%
         3.88% due 05/15/10........................    175,000     174,494
         3.88% due 09/15/10........................      7,000       6,973
         4.00% due 02/15/15........................  6,000,000   5,837,346
         4.38% due 12/15/10........................    101,000     102,034
         4.63% due 12/31/11........................    500,000     508,750
         4.75% due 05/31/12........................  3,400,000   3,477,295
         4.88% due 05/31/11........................  1,800,000   1,847,250
                                                               -----------
                                                                11,954,142
                                                               -----------
      Total U.S. Government Treasuries
         (cost $20,246,436)........................             21,069,613
                                                               -----------
      COMMON STOCK -- 0.4%
      Casino Services -- 0.0%
        Shreveport Gaming Holdings, Inc.+(3)(4)(5).      2,441      56,199
                                                               -----------
      Cellular Telecom -- 0.3%
        iPCS, Inc.(4)(5)...........................     60,413   2,077,603
                                                               -----------
      Independent Power Producer -- 0.0%
        Mirant Corp.+..............................      1,929      78,472
                                                               -----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC(3)(4)(5)(20).....    128,418      53,936
                                                               -----------
      Medical-Outpatient/Home Medical -- 0.0%
        Critical Care Systems International,
         Inc.(3)(4)(5).............................      4,107      21,562
                                                               -----------
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.+...........      5,362      11,153
                                                               -----------
      Oil-Field Services -- 0.1%
        Trico Marine Services, Inc.+...............     40,529   1,207,764
                                                               -----------
      Telecom Services -- 0.0%
        NEON Communications Group, Inc.............        152         745
                                                               -----------
      Total Common Stock
         (cost $1,596,020).........................              3,507,434
                                                               -----------
      PREFERRED STOCK -- 0.7%
      Banks-Money Center -- 0.1%
        Santander Finance Preferred SA 5.87%*(6)...     32,800     676,500
                                                               -----------
      Banks-Super Regional -- 0.0%
        Wachovia Capital Trust IX 6.38%............     12,800     295,296
                                                               -----------
      Diversified Financial Services -- 0.0%
        General Electric Capital Corp. 8.00%(7)....     16,000     368,800
                                                               -----------
      Finance-Mortgage Loan/Banker -- 0.1%
        Freddie Mac, 6.55%.........................     15,205     381,798
                                                               -----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC,
         Class C
         (3)(4)(5)(20).............................     39,177      78,353
                                                               -----------

                                                       Shares/       Market
                                                      Principal      Value
                Security Description                  Amount**      (Note 2)
  ---------------------------------------------------------------------------
  Oil Companies-Exploration & Production -- 0.3%
    EXCO Resources, Inc. Convertible
     Series A-1, 7.00%(3)(4)........................         190  $  2,166,000
    Transmeridian Exploration, Inc.
     15.00%(3)(8)...................................       3,528       289,296
                                                                  ------------
                                                                     2,455,296
                                                                  ------------
  Special Purpose Entity -- 0.1%
    Structured Repackaged Asset-Backed
     Trust Securities 5.47%(6)......................      29,200       593,052
                                                                  ------------
  Telephone-Integrated -- 0.1%
    AT&T, Inc. 6.38%................................      35,400       843,228
                                                                  ------------
  Total Preferred Stock
     (cost $5,799,915)..............................                 5,692,323
                                                                  ------------
  WARRANTS -- 0.0%
  Oil Companies-Exploration & Production -- 0.0%
    Transmeridian Exploration, Inc.
     Expires 12/15/10 (strike price
     $4.31)+(3).....................................      13,811         3,453
                                                                  ------------
  Telecom Services -- 0.0%
    Leap Wireless International, Inc.
     Expires 04/15/10 (strike price $96.80)*+(3)(5).         500             0
                                                                  ------------
  Telephone-Integrated -- 0.0%
    GT Group Telecom, Inc.
     Expires 02/01/10 (strike price $0.00)*+(3)(5)..         150             1
                                                                  ------------
  Total Warrants
     (cost $46,436).................................                     3,454
                                                                  ------------
  Total Long-Term Investment Securities
     (cost $776,947,186)............................               783,235,038
                                                                  ------------
  SHORT-TERM INVESTMENT SECURITIES -- 2.1%
  Time Deposits -- 2.1%
    State Street Euro Dollar Time Deposit
     1.40% due 10/01/07............................. $   685,000       685,000
    State Street Euro Dollar Time Deposit
     3.55% due 10/01/07.............................  16,382,000    16,382,000
                                                                  ------------
  Total Short-Term Investment Securities
     (cost $17,067,000).............................                17,067,000
                                                                  ------------
  REPURCHASE AGREEMENT -- 0.7%
    State Street Bank & Trust Co. Joint
     Repurchase Agreement(19)
     (cost $6,047,000)..............................   6,047,000     6,047,000
                                                                  ------------
  TOTAL INVESTMENTS --
     (cost $800,061,186)(18)........................        98.9%  806,349,038
  Other assets less liabilities.....................         1.1     8,586,643
                                                     -----------  ------------
  NET ASSETS --                                            100.0% $814,935,681
                                                     ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $94,279,556 representing 11.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2) Variable Rate Security -- the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.
(3)  Fair valued security; see Note 2

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)

(4) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Strategic Bond Fund held the following restricted securities:

                                                                Market
                              Principal                         Value     % of
                  Acquisition  Amount/  Acquisition   Market     per      Net
Name                 Date      Shares      Cost       Value     Share    Assets
----              ----------- --------- ----------- ---------- --------- ------
AMC
 Entertainment
 Holdings, Inc.
 10.65% due
 06/15/12........   6/8/2007    400,000 $  390,000
                   9/27/2007     11,051         --
                              ---------------------
                                411,051    390,000  $  401,802 $    0.98  0.05%
Critical Care
 Systems
 International,
 Inc. Common
 Stock...........  7/20/2006      4,107     37,181      21,562      5.25  0.00
EXCO Resources,
 Inc. Convertible
 Preferred Stock
 Series A-1,
 7.00%...........  3/29/2007         37    370,000
                   9/20/2007        153  1,530,000
                              ---------------------
                                    190  1,900,000   2,166,000 11,400.00  0.27
ICO North
 America, Inc.
 7.50% due
 08/15/09........  8/11/2005    200,000    200,000
                   4/19/2006     65,000     81,805
                              ---------------------
                                265,000    281,805     257,050      0.97  0.03
iPCS, Inc.
 Common
 Stock...........  7/28/2005      1,283          0
                   7/20/2004     59,130    916,515
                              ---------------------
                                 60,413    916,515   2,077,603     34.39  0.25
Shreveport
 Gaming
 Holdings, Inc.
 Common
 Stock...........  7/29/2005      2,047     47,128
                   7/21/2005        394      9,073
                              ---------------------
                                  2,441     56,201      56,199     23.02  0.01
Southern Energy,
 Inc. 7.90% due
 07/15/09........  1/25/2006  1,125,000          0
                    6/6/2006    425,000          0
                              ---------------------
                              1,550,000          0           0      0.00  0.00
Triax
 Pharmaceuticals
 15.54% due
 08/30/11........ 08/31/2007  1,500,000  1,348,961   1,348,961      0.90  0.17
Triax
 Pharmaceuticals
 Common
 Stock........... 08/31/2007    128,418     53,936      53,936      0.42  0.01
Triax
 Pharmaceuticals
 Preferred
 Stock........... 08/31/2007     39,177     78,353      78,353      2.00  0.01
                                                    ----------            ----
                                                    $6,461,466            0.79%
                                                    ==========            ====

(5)  Illiquid security
(6) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.
(7) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(8) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9) Variable Rate Security -- the rate reflected is as of September 30, 2007, maturity date reflects next reset date.
(10) Company has filed Chapter 11 bankruptcy protection.
(11) Bond is in default and did not pay principal at maturity.
(12) Interest Only
(13) Company has filed Chapter 7 bankruptcy.
(14) Bond in default
(15) Perpetual maturity -- maturity date reflects the next call date.
(16) Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(18) See Note 5 for cost of investments on a tax basis.
(19) See Note 2 for details of Joint Repurchase Agreement.
(20) Consists of more than one class of securities traded together as a unit.
(21) A portion of the interest is paid in the form of additional bonds.
(22) Loan is subject to an unfunded loan commitment. See Note 10 for details ADR --American Depository Receipt
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD --Australian Dollar
CAD --Canadian Dollar
COP --Columbian Peso
DKK --Danish Krone
EGP --Egyptian Pound
EUR --Euro
GBP --British Pound
JPY --Japanese Yen
MXN --Mexican Peso
NOK --Norwegian Krone
PLN --Polish Zloty
SEK --Swedish Krona
USD --U.S. Dollar
ZAR --South African Rand

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Industry Allocation*

                  Cellular Telecom...................... 5.6%
                  Medical-Hospitals..................... 5.5
                  Oil Companies-Exploration & Production 5.4
                  Repurchase Agreements................. 4.9
                  Independent Power Producers........... 4.4
                  Chemicals-Specialty................... 3.4
                  Special Purpose Entities.............. 3.3
                  Cable TV.............................. 3.1
                  Transport-Air Freight................. 3.1
                  Casino Hotels......................... 2.9
                  Pipelines............................. 2.8
                  Television............................ 2.4
                  Electronic Components-Semiconductors.. 2.3
                  Metal-Diversified..................... 2.3
                  Containers-Metal/Glass................ 2.2
                  Telecom Services...................... 2.2
                  Auto-Cars/Light Trucks................ 1.9
                  Medical-Drugs......................... 1.9
                  Finance-Auto Loans.................... 1.7
                  Telephone-Integrated.................. 1.7
                  Satellite Telecom..................... 1.6
                  Oil-Field Services.................... 1.5
                  Containers-Paper/Plastic.............. 1.4
                  Paper & Related Products.............. 1.2
                  Agricultural Chemicals................ 1.1
                  Building & Construction Products-Misc. 1.1
                  Computer Services..................... 1.1
                  Electric-Integrated................... 1.1
                  Direct Marketing...................... 1.0
                  Electric-Generation................... 1.0
                  Gambling (Non-Hotel).................. 1.0
                  Medical Products...................... 1.0
                  Theaters.............................. 1.0
                  Airlines.............................. 0.8
                  Food-Meat Products.................... 0.8
                  Investment Management/Advisor Services 0.8
                  Recycling............................. 0.8
                  Rental Auto/Equipment................. 0.8
                  Retail-Drug Store..................... 0.8
                  Travel Services....................... 0.7
                  Chemicals-Diversified................. 0.6
                  Consumer Products-Misc................ 0.6
                  Diversified Financial Services........ 0.6
                  Diversified Manufacturing Operations.. 0.6
                  Beverages-Non-alcoholic............... 0.5
                  Broadcast Services/Program............ 0.5
                  Distribution/Wholesale................ 0.5
                  Funeral Services & Related Items...... 0.5
                  Medical Information Systems........... 0.5
                  Medical-HMO........................... 0.5
                  Publishing-Periodicals................ 0.5
                  Energy-Alternate Sources.............. 0.4
                  Home Furnishings...................... 0.4
                  Insurance Brokers..................... 0.4
                  Non-Hazardous Waste Disposal.......... 0.4
                  Printing-Commercial................... 0.4
                  Research & Development................ 0.4
                  Retail-Restaurants.................... 0.4
                  Storage/Warehousing................... 0.4
                  Auto/Truck Parts & Equipment-Original. 0.3

                    Building Products-Wood...........  0.3%
                    Cosmetics & Toiletries...........  0.3
                    Human Resources..................  0.3
                    Medical-Nursing Homes............  0.3
                    Physicians Practice Management...  0.3
                    Retail-Petroleum Products........  0.3
                    Steel-Producers..................  0.3
                    Transactional Software...........  0.3
                    Advertising Services.............  0.2
                    Applications Software............  0.2
                    Building & Construction-Misc.....  0.2
                    Computers-Memory Devices.........  0.2
                    Electronic Components-Misc.......  0.2
                    Electronics-Military.............  0.2
                    Food-Misc........................  0.2
                    Golf.............................  0.2
                    Hotels/Motels....................  0.2
                    Leisure Products.................  0.2
                    Machinery-Farming................  0.2
                    Metal Processors & Fabrication...  0.2
                    Multimedia.......................  0.2
                    Poultry..........................  0.2
                    Retail-Discount..................  0.2
                    Rubber-Tires.....................  0.2
                    Seismic Data Collection..........  0.2
                    Transport-Marine.................  0.2
                    Transport-Services...............  0.2
                    Transport-Truck..................  0.2
                    Building Products-Doors & Windows  0.1
                    Casino Services..................  0.1
                    Medical Instruments..............  0.1
                    Medical-Biomedical/Gene..........  0.1
                    Medical-Outpatient/Home Medical..  0.1
                                                      ----
                                                      99.9%
                                                      ====

--------
* Calculated as a percentage of net assets.

Credit Quality+#

                               BBB.......   0.3%
                               BB........  15.9
                               B.........  44.9
                               CCC.......  29.3
                               Below C...   3.2
                               Not Rated@   6.4
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)


                                                           Market
                                              Principal    Value
                  Security Description         Amount     (Note 2)
            -------------------------------------------------------
            CONVERTIBLE BONDS & NOTES -- 0.5%
            Electronic Components-Semiconductors -- 0.3%
              Advanced Micro Devices, Inc.
               Senior Notes
               6.00% due 05/01/15*........... $   50,000 $   44,938
              Spansion, Inc.
               Senior Sub. Notes
               2.25% due 06/15/16*...........  1,150,000    861,062
                                                         ----------
                                                            906,000
                                                         ----------
            Medical Instruments -- 0.1%
              Kyphon, Inc.
               Senior Notes
               1.25% due 02/01/14*...........    125,000    163,125
                                                         ----------
            Medical-Biomedical/Gene -- 0.1%
              Nektar Therapeutics
               Sub. Notes
               3.25% due 09/28/12............    250,000    214,375
                                                         ----------
            Telecom Services -- 0.0%
              ICO North America, Inc.
               Notes
               7.50% due 08/15/09(1)(2)(3)...     75,000     72,750
                                                         ----------
            Total Convertible Bonds & Notes
               (cost $1,477,570).............             1,356,250
                                                         ----------
            CORPORATE BONDS & NOTES -- 77.0%
            Advertising Services -- 0.2%
              R.H. Donnelley Corp.
               Senior Notes
               8.88% due 10/15/17*...........    400,000    406,000
                                                         ----------
            Agricultural Chemicals -- 1.1%
              Mosaic Global Holdings, Inc.
               Debentures
               7.38% due 08/01/18............    425,000    412,250
              The Mosaic Co.
               Senior Notes
               7.38% due 12/01/14*...........  1,675,000  1,758,750
              The Mosaic Co.
               Senior Notes
               7.63% due 12/01/16*...........    975,000  1,039,594
                                                         ----------
                                                          3,210,594
                                                         ----------
            Airlines -- 0.8%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11............  1,800,000  1,755,000
              Delta Air Lines, Inc.
               Pass Through Certs.
               Series 2000-1, Class A-2
               7.57% due 11/18/10............    350,000    358,969
              United Air Lines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.20% due 09/01/08............    250,863    250,236
                                                         ----------
                                                          2,364,205
                                                         ----------

                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      Applications Software -- 0.2%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13........................ $  525,000 $  556,500
                                                                ----------
      Auto-Cars/Light Trucks -- 1.9%
        Ford Motor Co.
         Debentures
         6.38% due 02/01/29.........................  3,455,000  2,539,425
        General Motors Corp.
         Debentures
         8.25% due 07/15/23.........................  2,865,000  2,506,875
        General Motors Corp.
         Senior Bonds
         8.38% due 07/15/33.........................    454,000    397,817
                                                                ----------
                                                                 5,444,117
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 0.3%
        Lear Corp.
         Senior Notes
         8.75% due 12/01/16.........................    925,000    869,500
                                                                ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.0%
        Exide Corp.
         Notes
         10.00% due 03/15/25+(1)(2).................  1,650,000          0
                                                                ----------
      Beverages-Non-alcoholic -- 0.2%
        Cott Beverages USA Inc.
         Company Guar. Notes
         8.00% due 12/15/11.........................    425,000    418,625
                                                                ----------
      Broadcast Services/Program -- 0.5%
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................    976,000  1,010,160
        Nexstar Finance, Inc.
         Senior Sub. Notes
         7.00% due 01/15/14.........................    500,000    480,000
                                                                ----------
                                                                 1,490,160
                                                                ----------
      Building & Construction Products-Misc. -- 1.1%
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12.........................    950,000    964,250
        Dayton Superior Corp.
         Senior Sec. Notes
         10.75% due 09/15/08........................    899,000    903,495
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................    550,000    543,125
        NTK Holdings, Inc.
         Senior Disc. Notes
         10.75% due 03/01/14........................    925,000    568,875
                                                                ----------
                                                                 2,979,745
                                                                ----------
      Building Products-Wood -- 0.3%
        Masonite Corp.
         Company Guar. Notes
         11.00% due 04/06/15........................  1,092,000    922,740
                                                                ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                            Market
                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Cable TV -- 3.1%
             CCH I LLC
              Company Guar. Notes
              11.00% due 10/01/15............. $3,021,000 $3,096,525
             CCH II LLC/CCH II Capital Corp.
              Senior Notes, Series B
              10.25% due 09/15/10.............  1,000,000  1,040,000
             CCH II LLC/CCH II Capital Corp.
              Company Guar. Notes
              10.25% due 10/01/13.............  2,527,000  2,634,397
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Senior Notes
              8.75% due 11/15/13..............    500,000    502,500
             CSC Holdings, Inc.
              Senior Notes
              7.63% due 04/01/11..............    300,000    300,750
             Insight Communications Co., Inc.
              Senior Notes
              12.25% due 02/15/11(6)..........  1,165,000  1,202,863
                                                          ----------
                                                           8,777,035
                                                          ----------
           Casino Hotels -- 2.9%
             Eldorado Casino Corp.
              Sec. Bonds
              10.00% due 08/01/12(2)(5).......  1,721,177  1,738,389
             Eldorado Resorts LLC
              Senior Notes
              9.00% due 04/15/14(1)(2)........  2,675,000  2,675,000
             MGM Mirage, Inc.
              Senior Notes
              5.88% due 02/27/14..............  1,775,000  1,635,219
             Station Casinos, Inc.
              Senior Sub. Notes
              6.88% due 03/01/16..............  1,125,000    978,750
             Turning Stone Resort Casino
              Enterprise
              Senior Notes
              9.13% due 09/15/14*.............  1,200,000  1,242,000
                                                          ----------
                                                           8,269,358
                                                          ----------
           Cellular Telecom -- 2.0%
             Centennial Communications Corp.
              Senior Notes
              10.00% due 01/01/13.............    834,000    881,955
             Centennial Communications Corp.
              Senior Notes
              10.13% due 06/15/13.............    150,000    159,000
             Centennial Communications Corp.
              Senior Notes
              10.98% due 01/01/13(4)..........    825,000    849,750
             Cricket Communications, Inc.
              Company Guar. Notes
              9.38% due 11/01/14..............    250,000    253,750
             Cricket Communications, Inc.
              Company Guar. Notes
              9.38% due 11/01/14*.............    950,000    964,250

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         Cellular Telecom (continued)
           MetroPCS Wireless, Inc.
            Senior Notes
            9.25% due 11/01/14*.................. $1,200,000 $1,224,000
           Rural Cellular Corp.
            Senior Sub. Notes
            8.62% due 06/01/13*(4)...............  1,225,000  1,255,625
           Rural Cellular Corp.
            Senior Notes
            11.11% due 11/01/12(4)...............    100,000    102,000
                                                             ----------
                                                              5,690,330
                                                             ----------
         Chemicals-Diversified -- 0.6%
           Lyondell Chemical Co.
            Company Guar. Notes
            8.00% due 09/15/14...................  1,575,000  1,732,500
                                                             ----------
         Chemicals-Specialty -- 3.4%
           Huntsman International LLC
            Senior Sub. Notes
            7.38% due 01/01/15...................  1,900,000  1,985,500
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14...................  1,650,000  1,757,250
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  3,425,000  3,390,750
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  2,375,000  2,369,062
                                                             ----------
                                                              9,502,562
                                                             ----------
         Computer Services -- 0.8%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*.................    650,000    819,000
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*.................  1,325,000  1,291,875
                                                             ----------
                                                              2,110,875
                                                             ----------
         Consumer Products-Misc. -- 0.6%
           American Achievement Corp.
            Senior Sub. Notes
            8.25% due 04/01/12...................    372,000    370,140
           Jostens Holding Corp.
            Senior Notes
            10.25% due 12/01/13(6)...............  1,300,000  1,209,000
           Visant Holding Corp.
            Senior Notes
            8.75% due 12/01/13...................    150,000    153,375
                                                             ----------
                                                              1,732,515
                                                             ----------
         Containers-Metal/Glass -- 1.4%
           Crown Cork & Seal Co., Inc.
            Debentures
            8.00% due 04/15/23...................  2,125,000  2,082,500

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Containers-Metal/Glass (continued)
         Owens-Brockway Glass Container, Inc.
          Company Guar. Notes
          8.25% due 05/15/13....................... $1,865,000 $1,930,275
                                                               ----------
                                                                4,012,775
                                                               ----------
       Containers-Paper/Plastic -- 1.4%
         Jefferson Smurfit Corp.
          Company Guar. Notes
          8.25% due 10/01/12.......................    650,000    651,625
         Pliant Corp.
          Company Guar. Notes
          11.13% due 09/01/09......................  1,790,000  1,611,000
         Smurfit-Stone Container Enterprises, Inc.
          Senior Notes
          8.00% due 03/15/17.......................  1,675,000  1,645,687
                                                               ----------
                                                                3,908,312
                                                               ----------
       Cosmetics & Toiletries -- 0.3%
         Revlon Consumer Products Corp.
          Senior Sub. Notes
          8.63% due 02/01/08.......................    775,000    763,375
         Revlon Consumer Products Corp.
          Senior Notes
          9.50% due 04/01/11.......................    175,000    166,250
                                                               ----------
                                                                  929,625
                                                               ----------
       Data Processing/Management -- 0.2%
         Seitel, Inc.
          Senior Notes
          9.75% due 02/15/14.......................    650,000    614,250
                                                               ----------
       Direct Marketing -- 0.8%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................  2,100,000  2,142,000
                                                               ----------
       Distribution/Wholesale -- 0.5%
         Varietal Distribution, Inc.
          Senior Notes
          10.25% due 07/15/15*.....................  1,375,000  1,292,500
                                                               ----------
       Diversified Manufacturing Operations -- 0.6%
         Harland Clarke Holdings Corp.
          Notes
          9.50% due 05/15/15.......................    625,000    557,813
         Harland Clarke Holdings Corp.
          Notes
          10.31% due 05/15/15(4)...................    500,000    445,625
         Indalex Holding Corp.
          Sec. Notes
          11.50% due 02/01/14......................    600,000    564,000
                                                               ----------
                                                                1,567,438
                                                               ----------
       Electric-Generation -- 1.0%
         Edison Mission Energy
          Senior Notes
          7.20% due 05/15/19*......................  1,500,000  1,477,500
         Edison Mission Energy
          Senior Notes
          7.63% due 05/15/27*......................    950,000    916,750

                                                                 Market
                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       Electric-Generation (continued)
         Reliant Energy Mid-Atlantic Power
          Holdings LLC
          Pass Through Certs. Series B
          9.24% due 07/02/17....................... $  329,676 $  354,401
                                                               ----------
                                                                2,748,651
                                                               ----------
       Electric-Integrated -- 1.1%
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11.......................  2,700,000  2,727,000
         Mirant Americas Generation LLC
          Senior Notes
          8.50% due 10/01/21.......................    500,000    476,250
         Southern Energy, Inc.
          Notes
          7.90% due 07/15/09+(1)(2)(3).............  3,525,000          0
                                                               ----------
                                                                3,203,250
                                                               ----------
       Electronic Components-Semiconductors -- 1.7%
         Advanced Micro Devices, Inc.
          Senior Notes
          7.75% due 11/01/12.......................    536,000    493,120
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16.......................  1,230,000  1,242,300
         Freescale Semiconductor, Inc.
          Senior Notes
          9.13% due 12/15/14.......................  1,175,000  1,086,875
         Freescale Semiconductor, Inc.
          Senior Sub. Notes
          10.13% due 12/15/16......................  1,975,000  1,836,750
         Spansion, Inc.
          Senior Notes
          11.25% due 01/15/16*.....................    170,000    166,600
                                                               ----------
                                                                4,825,645
                                                               ----------
       Electronics-Military -- 0.2%
         L-3 Communications Corp.
          Company Guar. Notes
          6.13% due 07/15/13.......................    525,000    515,813
                                                               ----------
       Energy-Alternate Sources -- 0.4%
         Aventine Renewable Energy Holdings, Inc.
          Notes
          10.00% due 04/01/17......................    475,000    429,875
         VeraSun Energy Corp.
          Senior Notes
          9.38% due 06/01/17*......................    275,000    236,500
         VeraSun Energy Corp.
          Sec. Notes
          9.88% due 12/15/12.......................    500,000    505,000
                                                               ----------
                                                                1,171,375
                                                               ----------
       Finance-Auto Loans -- 1.7%
         Ford Motor Credit Co. LLC
          Notes
          7.38% due 10/28/09.......................  4,825,000  4,731,188
                                                               ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                   Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Food-Misc. -- 0.2%
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11+(8).............. $  950,000 $  665,000
                                                             ----------
         Funeral Services & Related Items -- 0.5%
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17...................    825,000    810,562
           Service Corp. International
            Senior Notes
            7.63% due 10/01/18...................    105,000    108,938
           Stewart Enterprises, Inc.
            Senior Notes
            6.25% due 02/15/13...................    600,000    583,500
                                                             ----------
                                                              1,503,000
                                                             ----------
         Gambling (Non-Hotel) -- 1.0%
           Downstream Development Authority
            Senior Notes
            12.00% due 10/15/15*.................  1,000,000  1,010,000
           Greektown Holdings LLC
            Senior Notes
            10.75% due 12/01/13*.................    600,000    594,000
           Shingle Springs Tribal Gaming
            Authority
            Senior Notes
            9.38% due 06/15/15*..................    400,000    404,000
           Waterford Gaming LLC
            Senior Notes
            8.63% due 09/15/14*..................    750,000    772,500
                                                             ----------
                                                              2,780,500
                                                             ----------
         Golf -- 0.2%
           True Temper Sports, Inc.
            Company Guar. Notes
            8.38% due 09/15/11...................  1,000,000    550,000
                                                             ----------
         Home Furnishings -- 0.4%
           Simmons Co.
            Senior Notes
            10.00% due 12/15/14(6)...............  1,426,000  1,137,235
                                                             ----------
         Hotel/Motel -- 0.2%
           Gaylord Entertainment Co.
            Company Guar. Notes
            6.75% due 11/15/14...................    460,000    441,600
                                                             ----------
         Human Resources -- 0.3%
           Team Health, Inc.
            Company Guar. Notes
            11.25% due 12/01/13..................    800,000    848,000
                                                             ----------
         Independent Power Producers -- 4.3%
           Calpine Corp.
            Sec. Notes
            8.75% due 07/15/13*(9)...............  7,085,000  7,722,650
           NRG Energy, Inc.
            Company Guar. Notes
            7.38% due 02/01/16...................  2,550,000  2,556,375

                                                              Market
                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         Independent Power Producers (continued)
           Orion Power Holdings, Inc.
            Senior Notes
            12.00% due 05/01/10................. $  200,000 $   219,000
           Reliant Energy, Inc.
            Senior Notes
            7.63% due 12/31/14..................    525,000     528,938
           Reliant Energy, Inc
            Senior Notes
            7.88% due 12/31/17..................    925,000     930,781
                                                            -----------
                                                             11,957,744
                                                            -----------
         Insurance Brokers -- 0.4%
           USI Holdings Corp.
            Senior Notes
            9.43% due 11/15/14*(4)..............    725,000     688,750
           USI Holdings Corp.
            Senior Sub. Notes
            9.75% due 05/15/15*.................    450,000     403,875
                                                            -----------
                                                              1,092,625
                                                            -----------
         Investment Management/Advisor Services -- 0.8%
           LVB Acquisition Merger Sub, Inc.
            Senior Notes
            10.38% due 10/15/17*................    650,000     628,062
           LVB Acquisition Merger Sub, Inc.
            Senior Sub. Notes
            11.63% due 10/15/17*................    925,000     897,250
           LVB Acquisition Merger, Inc.
            Senior Notes
            10.00% due 10/15/17*................    675,000     675,000
                                                            -----------
                                                              2,200,312
                                                            -----------
         Machinery-Farming -- 0.2%
           Case Corp.
            Notes
            7.25% due 01/15/16..................    625,000     646,875
                                                            -----------
         Medical Information Systems -- 0.5%
           Spheris, Inc.
            Senior Sub. Notes
            11.00% due 12/15/12.................  1,475,000   1,475,000
                                                            -----------
         Medical Products -- 1.0%
           ReAble Therapeutics Finance LLC
            Company Guar. Notes
            11.75% due 11/15/14.................  1,300,000   1,235,000
           Universal Hospital Services, Inc.
            Sec. Bonds
            8.50% due 06/01/15*.................    725,000     717,750
           Universal Hospital Services, Inc.
            Senior Notes
            8.76% due 06/01/15*(4)..............    825,000     820,875
                                                            -----------
                                                              2,773,625
                                                            -----------
         Medical-HMO -- 0.5%
           Multiplan, Inc.
            Senior Sub. Notes
            10.38% due 04/15/16*................  1,325,000   1,325,000
                                                            -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Medical-Hospitals -- 5.2%
        Community Health Systems, Inc.
         Senior Sec. Notes
         8.88% due 07/15/15*....................... $3,715,000 $ 3,817,162
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13........................    875,000     774,375
        HCA, Inc.
         Sec. Notes
         9.13% due 11/15/14*.......................  1,325,000   1,397,875
        HCA, Inc.
         Sec. Notes
         9.25% due 11/15/16*.......................  5,750,000   6,109,375
        HCA, Inc.
         Sec. Notes
         9.63% due 11/15/16*.......................  1,000,000   1,067,500
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guaranteed Notes
         8.75% due 06/15/14........................  1,335,000   1,351,688
                                                               -----------
                                                                14,517,975
                                                               -----------
      Medical-Nursing Homes -- 0.3%
        Sun Healthcare Group, Inc.
         Senior Sub. Notes
         9.13% due 04/15/15*.......................    825,000     841,500
                                                               -----------
      Metal Processors & Fabrication -- 0.2%
        Metals USA, Inc.
         Sec. Notes
         11.13% due 12/01/15.......................    500,000     532,500
                                                               -----------
      Metal-Diversified -- 2.3%
        Freeport-McMoRan Copper & Gold, Inc.
         Senior Notes
         8.25% due 04/01/15........................    410,000     442,800
        Freeport-McMoRan Copper & Gold, Inc.
         Senior Notes
         8.38% due 04/01/17........................  3,045,000   3,326,662
        Noranda Aluminium Acquisition Corp.
         Senior Notes
         9.36% due 05/15/15*.......................  1,950,000   1,833,000
        Noranda Aluminium Holding Corp.
         Senior Notes
         11.14% due 11/15/14*......................    750,000     723,750
                                                               -----------
                                                                 6,326,212
                                                               -----------
      Multimedia -- 0.1%
        Haights Cross Operating Co.
         Company Guar. Senior Notes
         11.75% due 08/15/11.......................    325,000     337,188
                                                               -----------
      Non-Ferrous Metals -- 0.0%
        Renco Metals, Inc.
         Bonds
         11.50% due 07/01/03+(1)(2)(9)(10).........  2,150,000           0
                                                               -----------
      Non-Hazardous Waste Disposal -- 0.4%
        Allied Waste North America, Inc.
         Company Guar. Notes
         6.88% due 06/01/17........................  1,225,000   1,231,125
                                                               -----------

                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      Oil Companies-Exploration & Production -- 2.9%
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12......................... $  375,000 $  381,563
        Brigham Exploration Co.
         Company Guar. Notes
         9.63% due 05/01/14.........................    875,000    824,687
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15.........................  1,025,000    960,937
        Chesapeake Energy Corp.
         Senior Notes
         6.63% due 01/15/16.........................  1,325,000  1,318,375
        Dune Energy, Inc.
         Sec. Notes
         10.50% due 06/01/12*.......................    425,000    405,875
        Encore Acquisition Co.
         Senior Sub. Notes
         6.00% due 07/15/15.........................    550,000    496,375
        Energy Partners, Ltd.
         Senior Notes
         9.75% due 04/15/14*........................    425,000    408,000
        Hilcorp Energy I LP
         Senior Notes
         7.75% due 11/01/15*........................    800,000    782,000
        Quicksilver Resources, Inc.
         Company Guar. Notes
         7.13% due 04/01/16.........................    250,000    246,250
        Sabine Pass LNG LP
         Sec. Notes
         7.50% due 11/30/16.........................  1,825,000  1,797,625
        Transmeridian Exploration, Inc.
         Company Guar. Notes
         12.00% due 12/15/10........................    650,000    629,688
                                                                ----------
                                                                 8,251,375
                                                                ----------
      Oil-Field Services -- 0.4%
        Allis-Chalmers Energy, Inc.
         Company Guar. Notes
         9.00% due 01/15/14.........................    655,000    659,913
        Oslo Seismic Services, Inc.
         1st Mtg. Bonds
         8.28% due 06/01/11.........................    505,275    522,156
                                                                ----------
                                                                 1,182,069
                                                                ----------
      Paper & Related Products -- 0.9%
        Bowater, Inc.
         Notes
         6.50% due 06/15/13.........................    600,000    438,000
        Caraustar Industries, Inc.
         Notes
         7.38% due 06/01/09.........................    825,000    752,812
        Georgia-Pacific Corp.
         Company Guar. Notes
         7.00% due 01/15/15*........................    875,000    853,125

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Paper & Related Products (continued)
           Georgia-Pacific Corp.
            Company Guar. Notes
            7.13% due 01/15/17*.................. $  575,000 $  556,313
                                                             ----------
                                                              2,600,250
                                                             ----------
         Physicians Practice Management -- 0.3%
           US Oncology, Inc.
            Senior Sub. Notes
            10.75% due 08/15/14..................    810,000    836,325
                                                             ----------
         Pipelines -- 2.8%
           Atlas Pipeline Partners LP
            Company Guar. Notes
            8.13% due 12/15/15...................    650,000    640,250
           Copano Energy LLC
            Company Guar. Notes
            8.13% due 03/01/16...................  1,075,000  1,093,812
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12...................    750,000    774,375
           Dynegy-Roseton Danskammer
            Pass Through Certs.
            Series B
            7.67% due 11/08/16...................    675,000    678,375
           El Paso Corp.
            Senior Sub. Notes
            6.88% due 06/15/14...................    875,000    885,938
           MarkWest Energy Partners LP
            Senior Notes
            6.88% due 11/01/14...................    600,000    555,000
           MarkWest Energy Partners LP
            Company Guar. Notes
            8.50% due 07/15/16...................    175,000    172,375
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................  1,050,000    971,250
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  1,825,000  1,984,687
                                                             ----------
                                                              7,756,062
                                                             ----------
         Poultry -- 0.2%
           Pilgrim's Pride Corp.
            Senior Sub. Notes
            8.38% due 05/01/17...................    525,000    535,500
                                                             ----------
         Printing-Commercial -- 0.2%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15...................    650,000    565,500
                                                             ----------
         Publishing-Periodicals -- 0.5%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  1,600,000  1,440,000
                                                             ----------
         Recycling -- 0.8%
           Aleris International, Inc.
            Senior Notes
            9.00% due 12/15/14...................  1,315,000  1,216,375

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         Recycling (continued)
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16.................. $1,225,000 $1,084,125
                                                             ----------
                                                              2,300,500
                                                             ----------
         Rental Auto/Equipment -- 0.6%
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13...................  1,650,000  1,699,500
                                                             ----------
         Research & Development -- 0.4%
           Alion Science and Technology Corp.
            Company Guar. Notes
            10.25% due 02/01/15..................  1,080,000    980,100
                                                             ----------
         Retail-Discount -- 0.2%
           Dollar General Corp.
            Senior Notes
            10.63% due 07/15/15*.................    600,000    564,000
                                                             ----------
         Retail-Drug Store -- 0.8%
           General Nutrition Centers, Inc.
            Senior Notes
            10.01% due 03/15/14*.................    175,000    168,000
           Rite Aid Corp.
            Company Guar. Notes
            9.50% due 06/15/17*..................  2,175,000  2,033,625
                                                             ----------
                                                              2,201,625
                                                             ----------
         Retail-Petroleum Products -- 0.3%
           Ferrellgas LP
            Senior Notes
            6.75% due 05/01/14...................    725,000    706,875
                                                             ----------
         Retail-Restaurants -- 0.4%
           Dave & Buster's, Inc.
            Company Guar. Notes
            11.25% due 03/15/14..................    475,000    479,750
           NPC International, Inc.
            Company Guar. Notes
            9.50% due 05/01/14...................    775,000    705,250
                                                             ----------
                                                              1,185,000
                                                             ----------
         Rubber-Tires -- 0.2%
           Cooper Standard Automotive, Inc.
            Company Guar. Notes
            8.38% due 12/15/14...................    750,000    652,500
                                                             ----------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/07+(10)(12).........    550,000      2,200
                                                             ----------
         Special Purpose Entities -- 3.2%
           AAC Group Holding Corp.
            Senior Notes
            10.25% due 10/01/12(6)...............  1,200,000  1,068,000
           AMR HoldCo, Inc./EmCare Hold Co, Inc.
            Senior Sub. Notes
            10.00% due 02/15/15..................    450,000    477,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Special Purpose Entities (continued)
       CCM Merger, Inc.
        Notes
        8.00% due 08/01/13*......................... $  475,000 $  463,125
       CHR Intermediate Holding Corp.
        Senior Notes
        12.61% due 06/01/13*........................     75,000     76,313
       Consolidated Communications Holdings, Inc.
        Senior Notes
        9.75% due 04/01/12..........................    810,000    818,100
       Hawker Beechcraft Acquisition Co. LLC/Hawker
        Beechcraft Notes Co.
        Senior Sub. Notes
        9.75% due 04/01/17*.........................    425,000    434,562
       Hexion US Fin Corp.
        Company Guar. Notes
        9.75% due 11/15/14..........................    400,000    440,000
       KAR Holdings, Inc.
        Senior Notes
        8.75% due 05/01/14*.........................    300,000    287,250
       KAR Holdings, Inc.
        Senior Notes
        9.36% due 05/01/14*(4)......................    725,000    694,187
       Local TV Finance LLC
        Senior Notes
        9.25% due 06/15/15*.........................    725,000    681,500
       MedCath Holdings Corp.
        Senior Notes
        9.88% due 07/15/12..........................    646,000    684,760
       MXEnergy Holdings, Inc.
        Senior Notes
        12.81% due 08/01/11(4)......................  1,075,000    994,375
       PNA Intermediate Holding Corp.
        Senior Notes
        12.56% due 02/15/13*(4).....................    300,000    294,000
       Snoqualmie Entertainment Authority
        Notes
        9.13% due 02/01/15*.........................    950,000    935,750
       Visant Corp.
        Company Guar. Notes
        7.63% due 10/01/12..........................    750,000    763,125
                                                                ----------
                                                                 9,112,047
                                                                ----------
     Steel-Producer -- 0.3%
       Steel Dynamics, Inc.
        Senior Notes
        6.75% due 04/01/15*.........................    825,000    796,125
                                                                ----------
     Storage/Warehousing -- 0.4%
       Mobile Mini, Inc.
        Senior Notes
        6.88% due 05/01/15..........................    510,000    495,975
       Mobile Services Group, Inc.
        Senior Notes
        9.75% due 08/01/14*.........................    725,000    725,000
                                                                ----------
                                                                 1,220,975
                                                                ----------

                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       Telecom Services -- 1.2%
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.18% due 12/15/23...................... $  375,000 $  361,875
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.20% due 11/29/23......................  1,525,000  1,456,375
         PAETEC Holding Corp.
          Senior Notes
          9.50% due 07/15/15*.....................  1,450,000  1,446,375
                                                              ----------
                                                               3,264,625
                                                              ----------
       Telephone-Integrated -- 1.7%
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23......................    225,000    213,750
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.38% due 01/15/14......................  1,150,000  1,147,125
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19......................    825,000    812,625
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................  1,031,000  1,046,465
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  1,650,000  1,670,625
                                                              ----------
                                                               4,890,590
                                                              ----------
       Television -- 2.4%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................    500,000    505,000
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................    275,000    246,125
         ION Media Networks, Inc.
          Senior Notes
          8.49% due 01/15/12*(4)..................     25,000     24,875
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................  1,250,000  1,215,625
         Paxson Communication Corp.
          Sec. Senior Notes
          11.49% due 01/15/13*(4).................  3,275,000  3,340,500
         Young Broadcasting, Inc.
          Senior Sub. Notes
          8.75% due 01/15/14......................    725,000    612,625
         Young Broadcasting, Inc.
          Company Guar. Notes
          10.00% due 03/01/11.....................    750,000    691,875
                                                              ----------
                                                               6,636,625
                                                              ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                              Market
                                                Principal     Value
                 Security Description            Amount      (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Theaters -- 1.0%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14................. $1,900,000 $  1,809,750
           Cinemark, Inc.
            Senior Notes
            9.75% due 03/15/14(6)..............    925,000      874,125
                                                           ------------
                                                              2,683,875
                                                           ------------
         Transactional Software -- 0.3%
           Open Solutions, Inc.
            Senior Sub. Notes
            9.75% due 02/01/15*................  1,000,000      962,500
                                                           ------------
         Transport-Air Freight -- 3.1%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15.................  5,437,354    6,252,957
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20.................     17,935       18,854
           Atlas Air, Inc. Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20*................    791,752      832,329
           Atlas Air, Inc. Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17.................  1,301,358    1,587,657
                                                           ------------
                                                              8,691,797
                                                           ------------
         Transport-Services -- 0.2%
           Bristow Group, Inc.
            Senior Notes
            7.50% due 09/15/17*................    250,000      255,000
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13.................    425,000      408,000
                                                           ------------
                                                                663,000
                                                           ------------
         Transport-Truck -- 0.2%
           Swift Acquisition Corp.
            Sec. Senior Notes
            13.31% due 05/15/15*(4)............    375,000      255,000
           Swift Acquisition Corp.
            Sec. Notes
            12.50% due 05/15/17*...............    450,000      301,500
                                                           ------------
                                                                556,500
                                                           ------------
         Travel Services -- 0.3%
           Travelport LLC
            Company Guar. Notes
            9.88% due 09/01/14.................    650,000      663,000
           Travelport LLC
            Company Guar. Notes
            11.88% due 09/01/16................    100,000      104,750
                                                           ------------
                                                                767,750
                                                           ------------
         Total Corporate Bonds & Notes
            (cost $212,869,611)................             215,028,989
                                                           ------------

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES -- 8.7%
        Building & Construction-Misc. -- 0.2%
          North American Energy Partners, Inc.
           Senior Notes
           8.75% due 12/01/11.................... $  610,000 $  616,100
                                                             ----------
        Building Products-Doors & Windows -- 0.1%
          Masonite International Corp.
           Company Guar. Notes
           11.00% due 04/06/15...................    233,000    198,050
                                                             ----------
        Computers-Memory Devices -- 0.2%
          Seagate Technology HDD Holdings
           Company Guar. Notes
           6.80% due 10/01/16....................    425,000    415,438
                                                             ----------
        Containers-Metal/Glass -- 0.8%
          Vitro SAB de CV
           Senior Notes
           9.13% due 02/01/17....................  2,300,000  2,259,750
                                                             ----------
        Electronic Components-Misc. -- 0.2%
          NXP BV / NXP Funding LLC
           Company Guar. Notes
           9.50% due 10/15/15....................    610,000    568,825
                                                             ----------
        Electronic Components-Semiconductors -- 0.3%
          Avago Technologies Finance
           Company Guar. Notes
           10.13% due 12/01/13...................    650,000    698,750
          STATS ChipPAC, Ltd.
           Company Guar. Notes
           6.75% due 11/15/11....................    225,000    225,562
                                                             ----------
                                                                924,312
                                                             ----------
        Food-Meat Products -- 0.8%
          JBS SA
           Company Guar. Notes
           9.38% due 02/07/11....................  1,150,000  1,181,625
          JBS SA
           Notes
           9.38% due 02/07/11....................    250,000    256,875
          JBS SA
           Senior Notes
           10.50% due 08/04/16*..................    825,000    872,437
                                                             ----------
                                                              2,310,937
                                                             ----------
        Independent Power Producer -- 0.0%
          AES Drax Energy, Ltd.
           Sec. Notes
           11.50% due 08/30/10+(2)(8)............  4,460,000      4,460
                                                             ----------
        Medical-Drugs -- 1.4%
          Angiotech Pharmaceuticals, Inc.
           Company Guar. Notes
           7.75% due 04/01/14....................    550,000    503,250
          Angiotech Pharmaceuticals, Inc.
           Company Guar. Notes
           9.37% due 12/01/13(4).................    825,000    845,625
          Elan Finance PLC
           Company Guar. Bonds
           7.75% due 11/15/11....................  1,400,000  1,372,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Medical-Drugs (continued)
        Elan Finance PLC
         Company Guar. Notes
         8.88% due 12/01/13......................... $  575,000 $  564,938
        Elan Finance PLC
         Company Guar. Notes
         9.56% due 11/15/11(4)......................    575,000    570,687
                                                                ----------
                                                                 3,856,500
                                                                ----------
      Metal Processors & Fabrication -- 0.0%
        International Utility Structures, Inc.
         Senior Sub. Notes
         10.75% due 02/01/08+(1)(2)(8)(11)..........  2,150,000     43,000
                                                                ----------
      Multimedia -- 0.1%
        Quebecor Media, Inc.
         Senior Notes
         7.75% due 03/15/16*........................    425,000    405,344
                                                                ----------
      Oil Companies-Exploration & Production -- 1.0%
        Compton Petroleum Finance Corp.
         Company Guar. Notes
         7.63% due 12/01/13.........................    875,000    844,375
        OPTI Canada, Inc.
         Sec. Notes
         7.88% due 12/15/14*........................  1,150,000  1,150,000
        Paramount Resources, Ltd.
         Senior Notes
         8.50% due 01/31/13.........................    650,000    663,000
                                                                ----------
                                                                 2,657,375
                                                                ----------
      Paper & Related Products -- 0.3%
        Abitibi-Consolidated, Inc.
         Notes
         5.25% due 06/20/08.........................    100,000     95,500
        Abitibi-Consolidated, Inc.
         Notes
         6.00% due 06/20/13.........................    285,000    199,500
        Abitibi-Consolidated, Inc.
         Notes
         8.55% due 08/01/10.........................    700,000    577,500
                                                                ----------
                                                                   872,500
                                                                ----------
      Printing-Commercial -- 0.2%
        Quebecor World Capital Corp.
         Senior Notes
         8.75% due 03/15/16*........................    625,000    567,188
                                                                ----------
      Satellite Telecom -- 1.6%
        Intelsat Bermuda, Ltd.
         Company Guar. Notes
         8.89% due 01/15/15(4)......................    645,000    651,450
        Intelsat Bermuda, Ltd.
         Senior Notes
         11.25% due 06/15/16........................  1,100,000  1,178,375
        Intelsat Intermediate Holding Co., Ltd.
         Senior Notes
         9.25% due 02/01/15(6)......................  2,010,000  1,653,225

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       Satellite Telecom (continued)
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13..................... $  950,000 $   722,000
         Intelsat, Ltd.
          Senior Notes
          7.63% due 04/15/12.....................    450,000     384,750
                                                             -----------
                                                               4,589,800
                                                             -----------
       Special Purpose Entity -- 0.3%
         Hellas Telecommunications Luxembourg II
          Sub. Notes
          10.99% due 01/15/15*(4)................    950,000     919,125
                                                             -----------
       Telecom Services -- 1.0%
         Global Crossing UK Finance PLC
          Company Guar. Notes
          10.75% due 12/15/14....................    675,000     707,062
         Telenet Group Holdings NV
          Notes
          11.50% due 06/15/14*(6)................  2,014,000   1,993,860
                                                             -----------
                                                               2,700,922
                                                             -----------
       Transport-Marine -- 0.2%
         Navios Maritime Holdings, Inc.
          Senior Notes
          9.50% due 12/15/14.....................    475,000     489,844
                                                             -----------
       Total Foreign Corporate Bonds & Notes
          (cost $28,869,325).....................             24,399,470
                                                             -----------
       LOANS(13)(14) -- 2.6%
       Beverages-Non-alcoholic -- 0.3%
         Le-Natures, Inc.
          9.39% due 01/01/11+(2)(8)(9)...........  1,200,000     732,000
                                                             -----------
       Computer Services -- 0.3%
         CompuCom Systems, Inc., Series B
          8.63% due 08/30/14(2)..................  1,000,000     975,000
                                                             -----------
       Diversified Financial Services -- 0.6%
         Wind Acquisitions Holdings Finance S.A.
          12.61% due 12/21/11(2)(3)..............  1,690,031   1,701,299
                                                             -----------
       Leisure Products -- 0.2%
         AMC Entertainment Holdings, Inc.
          10.69% due 06/15/12(2)(3)..............    616,576     602,703
                                                             -----------
       Medical-Drugs -- 0.5%
         Triax Pharmaceuticals LLC -- First Lien
          15.54% due 08/30/11(1)(2)(3)(17)(18)...  1,500,000   1,348,961
                                                             -----------
       Medical-Hospitals -- 0.3%
         Iasis Healthcare Corp.
          10.61% due 06/15/14(2).................  1,026,516     980,964
                                                             -----------
       Oil-Field Services -- 0.3%
         Stallion Oilfield Service
          9.82% due 07/30/12(2)..................  1,000,000     975,000
                                                             -----------
       Rental Auto/Equipment -- 0.2%
         Neff Corp.
          8.89% due 11/30/14(2)..................    500,000     453,541
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                       Share/      Market
                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    LOANS (continued)
    Travel Service -- 0.4%
      Travelport Holdings, Ltd.
       12.35% due 03/27/12(2)(3)..................... $1,064,645 $ 1,020,284
                                                                 -----------
    Total Loans
       (cost $9,362,016).............................              8,789,752
                                                                 -----------
    COMMON STOCK -- 4.7%
    Casino Services -- 0.1%
      Capital Gaming International, Inc.+(1)(2)......         77           0
      Shreveport Gaming Holdings, Inc.(1)(2)(3)......     14,150     325,776
                                                                 -----------
                                                                     325,776
                                                                 -----------
    Cellular Telecom -- 3.6%
      iPCS, Inc.(2)(3)...............................    293,260  10,085,211
                                                                 -----------
    Independent Power Producer -- 0.1%
      Mirant Corp.+..................................      4,388     178,504
                                                                 -----------
    Medical-Drugs -- 0.0%
      Triax Pharmaceuticals LLC(1)(2)(3)(16).........    128,418      53,936
                                                                 -----------
    Medical-Outpatient/Home Medical -- 0.1%
      Critical Care Systems
       International, Inc.(1)(2)(3)..................     69,700     365,925
                                                                 -----------
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.+...............         14          29
                                                                 -----------
    Oil-Field Services -- 0.8%
      Trico Marine Services, Inc.+...................     74,859   2,230,798
                                                                 -----------
    Total Common Stock
       (cost $2,954,714).............................             13,240,179
                                                                 -----------
    PREFERRED STOCK -- 1.5%
    Medical-Drugs -- 0.0%
      Triax Pharmaceuticals LLC,
       Class C(1)(2)(3)(16)..........................     39,176      78,353
                                                                 -----------
    Oil Companies-Exploration & Production -- 1.5%
      EXCO Resources, Inc.
       Convertible
       7.00% Series A-1(1)(3)(5).....................        318   3,625,200
      Transmeridian Exploration, Inc.
       15.00%(1).....................................      6,716     550,712
                                                                 -----------
                                                                   4,175,912
                                                                 -----------
    Total Preferred Stock
       (cost $3,877,803).............................              4,254,265
                                                                 -----------
    WARRANTS -- 0.0%+
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10 (strike price $4.31)*(1)(2)..     44,885      11,221
                                                                 -----------
    Telecom Services -- 0.0%
      KMC Telecom Holdings, Inc.
       Expires 01/31/08 (strike price $0.01)*(1)(2)..      3,650           0
      Leap Wireless International, Inc.
       Expires 04/15/10 (strike price $96.80)*(1)(2).      2,250           0
                                                                 -----------
                                                                           0
                                                                 -----------

                                                Share/        Market
                                               Principal      Value
                Security Description            Amount       (Note 2)
        ----------------------------------------------------------------
        Telephone-Integrated -- 0.0%
          GT Group Telecom, Inc.
           Expires 02/01/10
           (strike price $0.00)*(1)(2)....... $     2,650  $         27
                                                           ------------
        Total Warrants
           (cost $240,756)...................                    11,248
                                                           ------------
        Total Long-Term Investment Securities
           (cost $259,651,795)...............               267,080,153
                                                           ------------
        REPURCHASE AGREEMENT -- 4.9%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement
           (cost $13,896,000)(15)............  13,896,000    13,896,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $273,547,795)(7)............        99.9%  280,976,153
                                                           ------------
        Other assets less liabilities........         0.1       208,309
                                              -----------  ------------
        NET ASSETS --                               100.0% $281,184,462
                                              ===========  ============
        Bonds & Notes Sold Short -- (0.4%)
        Telephone-Integrated -- (0.4%)
          Alltel Corp.
           Debentures
           7.00% due 03/15/16
           (Proceeds $(1,148,125))........... $(1,375,000) $ (1,150,897)
                                                           ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $77,171,628 representing 27.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+    Non-income producing security
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3) To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the High Yield Bond Fund held the following restricted securities:

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)

                                                                  Market
                                                                  Value   % of
                   Acquisition Principal/ Acquisition   Market     per    Net
 Name                 Date       Shares      Cost       Value     Share  Assets
 ----              ----------- ---------- ----------- ----------- ------ ------
 AMC
  Entertainment
  Holdings
  10.69% due
  06/15/12 Loan
  Agreement.......   6/8/2007    600,000    $585,000
                    9/17/2007     16,576      16,576
                    ---------  ---------   ---------
                                 616,576     601,576  $   602,703     $1  0.21%
 Critical Care
  Systems
  International,
  Inc. Common
  Stock...........  7/20/2006     69,700     606,739      365,925      5  0.13%
 EXCO Resources,
  Inc. 7.00%,
  Series A-1
  Preferred
  Stock...........  3/29/2007        318   3,180,000    3,625,200 11,400  1.29%
 ICO North
  America, Inc.
  7.50% due
  08/15/09........  8/11/2005     75,000      75,000       72,750      1  0.03%
 iPCS, Inc.
  Common
  Stock...........  7/20/2004    285,947   4,432,178
                    7/28/2005      7,313           0
                    ---------  ---------   ---------
                                 293,260   4,432,178   10,085,211     34  3.59%
 Shreveport
  Gaming
  Holdings, Inc.
  Common
  Stock...........  7/21/2005      2,321      53,448
                    7/29/2005     11,829     272,336
                    ---------  ---------   ---------
                                  14,150     325,784      325,776     23  0.12%
 Southern Energy,
  Inc. 7.90% due
  07/15/09........  1/10/2006  3,525,000           0            0      0  0.00%
 Stallion Oilfield
  Service 9.82%
  due 07/30/12
  Loan
  Agreement.......  7/18/2007  1,000,000     980,000      975,000      0  0.35%
 Travelport
  Holdings, Ltd.
  12.35% due
  03/27/12 Loan
  Agreement.......  3/30/2007  1,000,000     970,000
                    6/29/2007     32,390      32,389
                    9/28/2007     32,255      32,255
                    ---------  ---------   ---------
                               1,064,645   1,034,644    1,020,284      1  0.36%
 Triax
  Pharmaceuticals
  LLC Common
  Stock...........  8/31/2007    128,418      53,936       53,936      1  0.02%
 Triax
  Pharmaceuticals
  LLC 15.54%,
  Class C Loan
  Agreement.......  8/30/2007  1,500,000   1,348,961    1,348,961      1  0.48%
 Triax
  Pharmaceuticals,
  LLC Class C
  Preferred
  Stock...........  8/31/2007     39,176      78,353       78,353      2  0.03%
 Wind Acquisition
  Holdings
  Finance S.A.
  12.61% due
  12/21/11 Loan
  Agreement.......  2/27/2007    206,305     205,512
                    3/06/2007    206,305     205,020

                                                           Market
                                                           Value   % of
            Acquisition Principal/ Acquisition   Market     per    Net
       Name    Date       Shares      Cost       Value     Share  Assets
       ---- ----------- ---------- ----------- ----------- ------ ------
             3/15/2007    515,763     513,799
             3/19/2007    309,459     307,530
             6/21/2007    412,748     415,000
             8/15/2007     16,438      16,438
             7/18/2007      6,575       6,575
             7/18/2007      6,575       6,575
             7/18/2007      9,863       9,863
             ---------  ---------   ---------
                        1,690,031   1,646,861    1,701,299   1     0.60
                                               -----------         ----
                                               $20,255,398         7.21%
                                               ===========         ====

(4) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.
(5) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(7)  See Note 5 for cost of investments on a tax basis.
(8)  Security in default
(9)  Company has filed Chapter 11 bankruptcy protection.
(10) Bond is in default and did not pay principal at maturity.
(11) Company has filed bankruptcy in country of issuance.
(12) Company has filed for Chapter 7 bankruptcy protection.
(13) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14) Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15) See Note 2 for details of Joint Repurchase Agreement.
(16) Consists of more than one class of securities traded together as a unit.
(17) A portion of the interest is paid in the form of additional bonds.
(18) Loan is subject to an unfunded loan commitment. See Note 10 for details. ADR --American Depository Receipt

See Notes to Financials Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- September 30, 2007 -- (unaudited)

Allocation by States*

                      Ohio.........................  26.8%
                      Massachusetts................  13.3
                      New Jersey...................  11.0
                      New York.....................   8.9
                      Indiana......................   6.9
                      Connecticut..................   4.9
                      New Mexico...................   4.8
                      Michigan.....................   4.7
                      South Carolina...............   4.5
                      South Dakota.................   4.1
                      Alaska.......................   3.7
                      Georgia......................   3.1
                      Alabama......................   2.9
                      California...................   2.7
                      Tennessee....................   1.3
                      Texas........................   0.5
                      Nevada.......................   0.3
                      Registered Investment Company   0.1
                                                    -----
                                                    104.5%
                                                    =====

Credit Quality Allocation+#

                               AAA.......  84.8%
                               AA........   6.0
                               A.........   7.0
                               Not Rated@   2.2
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)


                                                                    Market
                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    MUNICIPAL BONDS & NOTES -- 94.2%
    Alabama -- 2.9%
      State of Alabama
       Series A
       5.00% due 08/01/17(1).......................... $1,500,000 $1,632,270
                                                                  ----------
    California -- 2.7%
      State of California
       5.00% due 06/01/37.............................  1,500,000  1,527,525
                                                                  ----------
    Connecticut -- 4.9%
      State of Connecticut, Refunded,
       Series B,
       5.00% due 06/01/14(1)..........................  2,500,000  2,700,925
                                                                  ----------
    Georgia -- 3.1%
      City of Augusta GA
       5.00% due 10/01/30(1)..........................  1,500,000  1,575,630
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/09(1)..........................     60,000     62,141
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/13(1)..........................     85,000     92,799
                                                                  ----------
                                                                   1,730,570
                                                                  ----------
    Indiana -- 6.9%
      Indiana Transportation Finance Authority
       Highway Revenue,
       Series A,
       5.25% due 06/01/26(1)..........................  3,500,000  3,826,165
                                                                  ----------
    Massachusetts -- 13.3%
      Massachusetts State Water Resources Authority,
       Revenue Bonds,
       Series A,
       5.00% due 08/01/24(1)..........................  3,910,000  4,079,616
      University Massachusetts Building Authority
       Project Revenue,
       Series 04-1,
       5.25% due 11/01/27(1)..........................  3,000,000  3,294,960
                                                                  ----------
                                                                   7,374,576
                                                                  ----------
    Michigan -- 4.3%
      Detroit Michigan Sewage Disposal Revenue
       4.19% due 07/01/32(1)(3).......................  2,445,000  2,383,410
                                                                  ----------
    New Jersey -- 11.0%
      Garden State New Jersey Preservation Trust Open
       Space And Farmland Preservation,
       Series A,
       5.80% due 11/01/17(1)..........................  2,500,000  2,830,050
      Tobacco Settlement Financing Corp.
       6.13% due 06/01/42.............................  3,000,000  3,315,420
                                                                  ----------
                                                                   6,145,470
                                                                  ----------
    New Mexico -- 4.8%
      New Mexico Finance Authority Transportation,
       Series A,
       5.25% due 06/15/21(1)..........................  2,500,000  2,665,275
                                                                  ----------

                                                                    Market
                                                      Principal     Value
                 Security Description                  Amount      (Note 2)
   -------------------------------------------------------------------------
   New York -- 8.9%
     City of Niagara Falls New York
      7.50% due 03/01/13(1).......................... $  410,000 $    485,973
     City of Niagara Falls New York Prerefunded
      7.50% due 03/01/13(1)..........................     35,000       41,712
     City of Niagara Falls New York
      7.50% due 03/01/14(1)..........................    510,000      617,422
     City of Niagara Falls New York Prerefunded
      7.50% due 03/01/14(1)..........................     45,000       54,937
     New York State Thruway Authority,
      Series G,
      5.25% due 01/01/27(1)..........................  1,500,000    1,599,030
     Sales Tax Asset Receivables Corp.,
      Series A,
      5.25% due 10/15/27(1)..........................  2,000,000    2,127,960
                                                                 ------------
                                                                    4,927,034
                                                                 ------------
   Ohio -- 23.6%
     Cincinnati, Ohio City School District Classroom
      Facilities, General Obligation,
      5.00% due 12/01/24(1)..........................  3,000,000    3,226,650
     Cuyahoga County, Ohio Revenue,
      Series A,
      5.75% due 01/01/24.............................  2,000,000    2,129,320
     Franklin County, Ohio Hospital Revenue,
      Series C,
      5.25% due 05/15/23.............................  3,000,000    3,122,490
     Olentangy Local School District Ohio,
      Series A,
      5.25% due 12/01/27(1)..........................  3,250,000    3,552,868
     Woodridge, Ohio,
      Woodmore Local School District,
      6.80% due 12/01/14(1)..........................  1,000,000    1,110,580
                                                                 ------------
                                                                   13,141,908
                                                                 ------------
   South Carolina -- 3.7%
     South Carolina State Public Service Authority
      Series A
      5.00% due 01/01/32(1)..........................  2,000,000    2,074,820
                                                                 ------------
   South Dakota -- 4.1%
     South Dakota State Health & Educational
      Facilities Revenue, Refunding,
      6.25% due 07/01/10(1)..........................  2,120,000    2,256,845
                                                                 ------------
   Total Long-Term Investment Securities
      (cost $50,350,739).............................              52,386,793
                                                                 ------------
   SHORT-TERM INVESTMENT SECURITIES --10.3%
   Alaska -- 3.7%
     Alaska Housing Finance Corp.
      Series B
      3.78% due 10/18/07(1)(2).......................  2,050,000    2,050,000
                                                                 ------------
   Michigan -- 0.4%
     Detroit Michigan Water Supply System
      Series B
      3.55% due 10/18/07(1)(2).......................    200,000      200,000
                                                                 ------------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2007 -- (unaudited)
        (continued)


                                                  Principal     Market
                                                   Amount/      Value
                 Security Description              Shares      (Note 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES (continued)
       Nevada -- 0.3%
         Clark County School District
          Series B
          4.13% due 10/18/07(1)(2).............. $  190,000  $   190,000
                                                             -----------
       Ohio -- 3.2%
         Kent State University Revenues
          3.55% due 10/17/07 (1)(2).............  1,790,000    1,790,000
                                                             -----------
       South Carolina -- 0.8%
         Piedmont Municipal Power Agency, South
          Carolina, Electric Revenue Sub.
          Series B-1,
          3.57% due 10/17/07 (1)(2).............    150,000      150,000
         Piedmont Municipal Power Agency, South
          Carolina, Electric Revenue,
          3.57% due 10/17/07 (1)(2).............    300,000      300,000
                                                             -----------
                                                                 450,000
                                                             -----------
       Tennessee -- 1.3%
         Jackson Energy Authority
          3.57% due 10/18/07(1)(2)..............    705,000      705,000
                                                             -----------
       Texas -- 0.5%
         Harris Cnty Tx Hlth Facs Dev
          Christus Health Ser A 1
          3.54% due 10/17/07(1)(2)..............    300,000      300,000
                                                             -----------
       Registered Investment Company -- 0.1%
         SSGA Tax Free Money Market Fund........     56,558       56,558
                                                             -----------
       Total Short-Term Investment Securities
          (cost $5,741,558).....................               5,741,558
                                                             -----------
       TOTAL INVESTMENTS --
          (cost $56,092,297)(@).................      104.5%  58,128,351
       Liabilities in excess of other assets....       (4.5)  (2,509,052)
                                                 ----------  -----------
       NET ASSETS --                                  100.0% $55,619,299
                                                 ==========  ===========

--------
@  See note 5 for cost of investments on a tax basis.
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $47,977,039 or 86.3% of Net Assets.
(2)Variable rate security -- the rate reflected is as of September 30, 2007; maturity date reflects next reset date.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited)

Note 1. Organization

   The Trust is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing in tax-exempt municipal bonds that, in addition to having income exempt from federal income taxes, also are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. Under normal market conditions, at least 80% of Fund's assets plus any borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)

   with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's ("The Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                Percentage  Principal
Fund             Interest    Amount
----            ---------- -----------
Strategic Bond.    2.96%   $ 6,047,000
High Yield Bond    6.80     13,896,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 28, 2007, bearing interest at a rate of 3.70% per annum, with a principle amount of $204,370,000, a repurchase price of $204,433,014 and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

                    Interest Maturity  Principal     Market
Type of Collateral    Rate     Date     Amount       Value
------------------  -------- -------- ----------- ------------
U.S. Treasury Bills   4.04%  03/13/08 $ 1,221,753 $  1,246,188
U.S. Treasury Notes   3.75   05/15/08  99,202,846  101,186,903
U.S. Treasury Notes   4.63   02/29/08  18,813,661   19,195,500
U.S. Treasury Bonds   6.25   08/15/23  85,131,740   86,834,375

   In addition, at September 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities    4.74%   $29,653,000
GNMA......................    6.76     42,227,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 28, 2007, bearing interest at a rate of 3.90% per annum, with a principal amount of $625,000,000 a repurchase price of $625,203,125, and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   2.63%  07/15/17 $565,650,000 $576,963,081
U.S. Treasury Inflation Index Bonds   2.38   01/15/25   59,350,000   60,537,536

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No, 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Reverse Repurchase Agreements During the period ended September 30, 2007, U.S. Government Securities Fund and GNMA Fund entered into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)

   Funds will enter into a reverse repurchase agreement only if the interest income from the investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Funds will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by cash or liquid securities in an amount at least equal to 102% of its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Funds' repurchase obligation, and the Funds' use of proceeds of the agreement may effectively be restricted pending such decision.

   At September 30, 2007, there were no reverse repurchase agreements outstanding in the U.S. Government Securities Fund and GNMA Fund.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund and the GNMA Fund ("Funds") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)

   balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2007 none of the Funds entered in dollar roll transactions.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
U.S. Government Securities Fund           $0 - $200 million   0.650%
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon each Fund's average daily net assets:

                                        Sub-advisory Fees
                              -------------------------------------
                              Strategic Bond High Yield  Tax Exempt
Assets                             Fund      Bond Fund  Insured Fund
------                        -------------- ---------- ------------
$0 - $200 million............      0.35%        0.45%       0.25%
  (greater than) $200 million      0.25         0.35        0.22
  (greater than) $500 million      0.20         0.30        0.15

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, AIG SunAmerica or AIGGIC, within the meaning of the 1940 Act ("Disinterested Trustees").

Fund                               Percentage
----                               ----------
U.S. Government Securities Class A    0.99%
U.S. Government Securities Class B    1.64
U.S. Government Securities Class C    1.64
GNMA Fund Class A.................    0.99
GNMA Fund Class B.................    1.64
GNMA Fund Class C.................    1.64
Strategic Bond Class A............    1.40
Strategic Bond Class B............    2.05
Strategic Bond Class C............    2.05
High Yield Bond Class A...........    1.36
High Yield Bond Class B...........    2.01
High Yield Bond Class C...........    2.01

   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                            Percentage
----                            ----------
Tax Exempt Insured Fund Class C    1.95%

   For the period ended September 30, 2007, pursuant to the contractual and voluntary expense limitations in the above tables AIG SunAmerica has waived and/or reimbursed expenses as follows:

Fund                                Amount
----                               --------
U.S. Government Securities Class A $300,901
U.S. Government Securities Class B   36,986
U.S. Government Securities Class C   30,420
GNMA Class A......................  220,839
GNMA Class B......................   49,041
GNMA Class C......................   31,853
High Yield Bond Class A...........  156,590
High Yield Bond Class B...........   39,590
High Yield Bond Class C...........   61,522
Tax Exempt Insured Class C........   10,458

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"). Hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)

   the Distributor and securities firms for account maintenance activities. Accordingly, for the period ended September 30, 2007, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2007, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B        Class C
                           ----------------------------------------------------- -------------- --------------
                                                                    Contingent     Contingent     Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges        Charges        Charges
----                       -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities $ 22,797    $ 2,432        $ 16,364         $171         $11,703        $ 2,210
GNMA......................   26,021     10,705          10,905          903          75,983            957
Strategic Bond............  406,041     64,251         271,971           88          78,532         37,850
High Yield Bond...........  196,829     29,045         133,651           --          56,308         14,241
Tax Exempt Insured........   34,874     10,946          16,680           --           2,348            125

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2007, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                              Payable at
Fund                             Expenses September 30, 2007
----                             -------- ------------------
US Government Securities Class A $171,658      $29,064
US Government Securities Class B   14,959        2,336
US Government Securities Class C   11,385        1,954
GNMA Class A....................  342,725       57,432
GNMA Class B....................   57,788        8,905
GNMA Class C....................   31,308        4,864
Strategic Bond Class A..........  533,363       89,903
Strategic Bond Class B..........   60,111        9,544
Strategic Bond Class C..........  261,495       44,720
High Yield Bond Class A.........  250,182       27,110
High Yield Bond Class B.........   52,037        7,648
High Yield Bond Class C.........   91,989       14,032
Tax Exempt Insured Class A......   52,781        8,451
Tax Exempt Insured Class B......    5,114          716
Tax Exempt Insured Class C......    4,111          663

   At September 30, 2007, affiliated funds of the SunAmerica Focused Series, Inc. owned 4%, 14%, 38% and 59% of the outstanding Class A Shares of High Yield Bond Fund, U.S. Government Securities Fund, GNMA Fund, and Strategic Bond Fund, respectively.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2007 were as follows:

                                                 U.S. Government                               High     Tax Exempt
                                                   Securities        GNMA      Strategic    Yield Bond   Insured
                                                      Fund           Fund      Bond Fund       Fund        Fund
                                                 --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S. government securities)  $  9,995,708   $         -- $489,638,103 $131,699,580 $14,130,374
Sales (excluding U.S. government securities)....       194,260         64,753  385,982,639  187,928,644  15,297,398
Purchases of U.S. government securities.........   307,434,349    636,932,141  131,513,857           --          --
Sales of U.S. government securities.............   288,797,243    659,763,382   96,559,511           --          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                    Distributable Earnings                   Tax Distributions
                              For the year ended March 31, 2007      For the year ended March 31, 2007
                           ---------------------------------------  ------------------------------------
                                         Long-term
                                       Gains/Capital   Unrealized
                            Ordinary       Loss       Appreciation   Ordinary     Long-term
Fund                         Income    CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                       ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities $  405,476  $(11,218,496)  $(2,060,965)  $ 7,185,444   $     --    $       --
GNMA......................    864,272    (4,166,987)   (2,662,397)   17,110,566         --            --
Strategic Bond............  1,153,693   (23,321,409)   13,789,453    26,453,510         --            --
High Yield Bond...........    585,040   (86,646,972)   16,787,099    21,478,406         --            --
Tax Exempt Insured........    133,027*      360,488     2,442,373            --    436,699     2,040,644

                                                                             Tax Distributions
                                                                     For the year ended March 31, 2006
                                                                    ------------------------------------
                                                                     Ordinary     Long-term
Fund                                                                  Income    Capital Gains Tax Exempt
----                                                                ----------- ------------- ----------
U.S. Government Securities......................................... $ 7,599,387   $     --    $       --
GNMA...............................................................  17,568,716    175,792            --
Strategic Bond.....................................................  10,239,110         --            --
High Yield Bond....................................................  21,693,351         --            --
Tax Exempt Insured.................................................          --    716,341     2,165,823

--------
 * Includes tax exempt distributable earnings of $29,773.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                  U.S.
                                               Government                                              Tax Exempt
                                               Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  -----------
Cost......................................... $183,263,447  $440,745,646  $801,384,082  $272,552,624  $56,091,544
                                              ------------  ------------  ------------  ------------  -----------
Appreciation.................................    2,513,563     1,711,972    21,635,781    20,652,385    2,105,461
Depreciation.................................   (2,256,917)   (5,244,035)  (16,670,825)  (13,379,753)     (68,654)
                                              ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $    256,646  $ (3,532,063) $  4,964,956  $  7,272,632  $ 2,036,807
                                              ============  ============  ============  ============  ===========

   As of March 31, 2007, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                     Capital Loss Carryforward
                           -----------------------------------------------------------------------------
Fund                          2008       2009       2010        2011     2012 2013    2014       2015
----                       ---------- ---------- ----------- ----------- ---- ---- ---------- ----------
U.S. Government Securities $7,263,249 $       -- $        -- $        -- $--  $--  $  271,576 $3,683,671
GNMA......................         --         --          --          --  --   --   1,498,599  2,668,388
Strategic Bond............  1,214,819  5,601,470   6,464,175  10,040,945  --   --          --         --
High Yield Bond...........         --  5,402,440  32,249,552  48,994,980  --   --          --         --

   Included in the capital loss carryforward amounts at March 31, 2007 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American Strategic Income Fund $2,727,955

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2007:

                     Capital Loss
                     Carryforward
Fund                   Utilized
----                 ------------
Strategic Bond Fund.  $4,314,618
High Yield Bond Fund   3,520,928

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2007, the Funds elected to defer capital losses as follows:

                             Deferred     Deferred
                           Post-October Post-October
Fund                       Capital Loss Currency Loss
----                       ------------ -------------
U.S. Government Securities   $115,204        $--
GNMA......................    368,974         --
Strategic Bond............    218,219         --
High Yield Bond...........         --         --
Tax Exempt Insured........         --         --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                         U.S. Government Securities Fund
                        ------------------------------------------------------------------------------------------------
                                              Class A                                          Class B
                        --------------------------------------------------  --------------------------------------------
                                 For the                                           For the
                            six months ended               For the             six months ended           For the
                           September 30, 2007            year ended           September 30, 2007         year ended
                               (unaudited)             March 31, 2007            (unaudited)           March 31, 2007
                        ------------------------  ------------------------  ---------------------  ---------------------
                          Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)(4)  4,262,682  $ 38,900,135   3,646,252  $ 33,613,249   121,731  $ 1,116,242   282,251  $ 2,588,038
Reinvested shares......    274,434     2,514,386     526,641     4,833,737    20,087      184,040    49,844      457,468
Shares redeemed(1)(3).. (3,642,899)  (33,442,926) (4,206,287)  (38,554,728) (295,930)  (2,707,446) (842,993)  (7,715,872)
                        ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)    894,217  $  7,971,595     (33,394) $   (107,742) (154,112) $(1,407,164) (510,898) $(4,670,366)
                        ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                  U.S. Government Securities Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the
                            six months ended               For the
                           September 30, 2007            year ended
                               (unaudited)             March 31, 2007
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    377,728  $  3,456,526     496,953  $  4,562,238
Reinvested shares......     14,135       129,372      27,739       254,466
Shares redeemed(2)(4)..   (326,157)   (2,984,725)   (358,841)   (3,275,190)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     65,706  $    601,173     165,851  $  1,541,514
                        ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 219,512 shares of Class B shares in the amount of $1,837,805 to 219,626 shares of Class A shares in the amount of $1,837,805.
(2)For the year ended March 31, 2006, includes automatic conversion of 14,969 shares of Class C shares in the amount of $136,518 to 14,953 shares of Class A shares in the amount of $136,518.
(3)For the six month period ended September 30, 2007, includes automatic conversion of 65,598 shares of Class B shares in the amount of $470,925 to 65,631 shares of Class A shares in the amount of $470,925.
(4)For the six month period ended September 30, 2007, includes automatic conversion of 7,231 shares of Class C shares in the amount of $66,035 to 7,226 shares of Class A shares in the amount of $66,035.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)

                                                                        GNMA Fund
                        --------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        -----------------------------------------------------  -------------------------------------------------
                                 For the                                               For the
                             six months ended                For the               six months ended              For the
                            September 30, 2007             year ended             September 30, 2007           year ended
                               (unaudited)               March 31, 2007              (unaudited)             March 31, 2007
                        -------------------------  --------------------------  -----------------------  ------------------------
                           Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                        -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(1)(3)(5)(7)   3,487,221  $ 37,933,146    5,070,934  $  55,936,052      75,937  $   836,989     202,312  $  2,228,911
Reinvested shares......     531,590     5,835,234    1,007,246     11,085,707      68,587      754,940     164,211     1,810,798
Shares redeemed(1)(5)..  (2,977,109)  (32,744,172)  (5,652,486)   (62,223,827)   (835,284)  (9,198,304) (2,138,731)  (23,557,708)
                        -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase (decrease)   1,041,702  $ 11,024,208      425,694  $   4,797,932    (690,760) $(7,606,375) (1,772,208) $(19,517,999)
                        ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                              GNMA Fund
                        -----------------------------------------------------
                                               Class C
                        -----------------------------------------------------
                                 For the
                             six months ended                For the
                            September 30, 2007             year ended
                               (unaudited)               March 31, 2007
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............     134,724  $  1,485,315      360,698  $   3,979,813
Reinvested shares......      36,598       403,257       88,961        982,412
Shares redeemed(3)(7)..    (453,786)   (5,002,251)  (1,340,161)   (14,773,461)
                        -----------  ------------  -----------  -------------
Net increase (decrease)    (282,464) $ (3,113,679)    (890,502) $  (9,811,236)
                        ===========  ============  ===========  =============

                                                                   Strategic Bond Fund
                        --------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        -----------------------------------------------------  -------------------------------------------------
                                 For the                                               For the
                             six months ended                For the               six months ended              For the
                            September 30, 2007             year ended             September 30, 2007           year ended
                               (unaudited)               March 31, 2007              (unaudited)             March 31, 2007
                        -------------------------  --------------------------  -----------------------  ------------------------
                           Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                        -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(2)(4)(6)(8)  35,600,154  $127,981,605  102,882,348  $ 365,610,133   1,635,858  $ 5,881,497   5,637,811  $ 20,072,310
Reinvested shares......   2,500,247     8,944,861    4,121,411     14,717,371     203,013      726,219     390,832     1,394,386
Shares redeemed(2)(6).. (21,831,529)  (78,002,600) (29,208,072)  (104,210,772) (2,275,445)  (8,145,868) (3,782,125)  (13,433,833)
                        -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase (decrease)  16,268,872  $ 58,923,866   77,795,687  $ 276,116,732    (436,574) $(1,538,152)  2,246,518  $  8,032,863
                        ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                         Strategic Bond Fund
                        -----------------------------------------------------
                                               Class C
                        -----------------------------------------------------
                                 For the
                             six months ended                For the
                            September 30, 2007             year ended
                               (unaudited)               March 31, 2007
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............  16,324,230  $ 58,916,898   38,346,566  $ 137,670,076
Reinvested shares......     719,241     2,582,153      848,064      3,043,431
Shares redeemed(4)(8)..  (6,792,809)  (24,328,223)  (6,961,530)   (24,860,837)
                        -----------  ------------  -----------  -------------
Net increase (decrease)  10,250,662  $ 37,170,828   32,233,100  $ 115,852,670
                        ===========  ============  ===========  =============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 305,255 shares of Class B shares in the amount of $3,280,252 to 306,071 shares of Class A shares in the amount of $3,280,252.
(2)For the year ended March 31, 2007, includes automatic conversion of 1,075,478 shares of Class B shares in the amount of $3,665,333 to 1,075,184 shares of Class A shares in the amount of $3,665,333.
(3)For the year ended March 31, 2007, includes automatic conversion of 6,088 shares of Class C shares in the amount of $66,265 to 6,110 shares of Class A shares in the amount of $66,265.
(4)For the six month period ended March 31, 2007, includes automatic conversion of 1,181 shares of Class C shares in the amount of $4,180 to 1,185 shares of Class A shares in the amount of $4,180.
(5)For the six month period ended September 30, 2007, includes automatic conversion of 148,441 shares of Class B shares in the amount of $1,512,142 to 148,829 shares of Class A shares in the amount of $1,512,142.
(6)For the six month period ended September 30, 2007, includes automatic conversion of 512,800 shares of Class B shares in the amount of $1,682,712 to 512,800 shares of Class A shares in the amount of $1,682,712.
(7)For the year ended September 30, 2007, includes automatic conversion of 13 shares of Class C shares in the amount of $140 to 13 shares of Class A shares in the amount of $140.
(8)Includes automatic conversion of $5,472 shares of Class C shares in the amount of $19,864 to 5,502 shares of Class A shares in the amount of $19,864.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


                                                           High Yield Bond Fund
                ---------------------------------------------------------------------------------------------------------
                                        Class A                                              Class B
                ------------------------------------------------------  -------------------------------------------------
                          For the                                               For the
                     six months ended                 For the               six months ended              For the
                    September 30, 2007              year ended             September 30, 2007           year ended
                        (unaudited)               March 31, 2007              (unaudited)             March 31, 2007
                --------------------------  --------------------------  -----------------------  ------------------------
                   Shares        Amount        Shares        Amount       Shares       Amount      Shares       Amount
                -----------  -------------  -----------  -------------  ----------  -----------  ----------  ------------

 Shares
 sold(1)(4)....  16,285,674  $  76,452,472   38,615,170  $ 182,039,488     438,968  $ 2,068,470   2,939,699  $ 13,768,068

 Reinvested
 shares........   1,062,417      4,963,074    1,677,533      7,908,201     135,426      633,466     333,914     1,571,933

 Shares
 redeemed(1)(4) (33,426,180)  (153,377,470) (36,217,526)  (168,508,994) (2,127,574)  (9,930,901) (3,870,265)  (18,168,508)
                -----------  -------------  -----------  -------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease).... (16,078,089) $ (71,961,924)   4,075,177  $  21,438,695  (1,553,180) $(7,228,965)   (596,652) $ (2,828,507)
                ===========  =============  ===========  =============  ==========  ===========  ==========  ============

                                 High Yield Bond Fund
                ------------------------------------------------------
                                        Class C
                ------------------------------------------------------
                          For the
                     six months ended                 For the
                    September 30, 2007              year ended
                        (unaudited)               March 31, 2007
                --------------------------  --------------------------
                   Shares        Amount        Shares        Amount
                -----------  -------------  -----------  -------------

 Shares
 sold..........   1,792,174  $   8,471,361    8,874,645  $  41,729,495

 Reinvested
 shares........     241,977      1,135,621      542,788      2,569,206

 Shares
 redeemed......  (3,187,143)   (14,858,440)  (6,505,750)   (30,858,084)
                -----------  -------------  -----------  -------------
Net
 increase
 (decrease)....  (1,152,992) $  (5,251,458)   2,911,683  $  13,440,617
                ===========  =============  ===========  =============

                                                         Tax Exempt Insured Fund
                ---------------------------------------------------------------------------------------------------------
                                        Class A                                              Class B
                ------------------------------------------------------  -------------------------------------------------
                          For the                                               For the
                     six months ended                 For the               six months ended              For the
                    September 30, 2007              year ended             September 30, 2007           year ended
                        (unaudited)               March 31, 2007              (unaudited)             March 31, 2007
                --------------------------  --------------------------  -----------------------  ------------------------
                   Shares        Amount        Shares        Amount       Shares       Amount      Shares       Amount
                -----------  -------------  -----------  -------------  ----------  -----------  ----------  ------------

 Shares
 sold(2)(3)(5).     177,724  $   2,208,518      181,928  $   2,305,652      25,662  $   320,785      26,325  $    335,141

 Reinvested
 shares........      39,038        487,571      104,191      1,320,929       2,559       31,980       8,813       111,816

 Shares
 redeemed(2)(5)    (346,641)    (4,333,158)    (846,556)   (10,699,293)   (113,253)  (1,406,226)   (163,672)   (2,069,946)
                -----------  -------------  -----------  -------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)....    (129,879) $  (1,637,069)    (560,437) $  (7,072,712)    (85,032) $(1,053,461)   (128,534) $ (1,622,989)
                ===========  =============  ===========  =============  ==========  ===========  ==========  ============

                                Tax Exempt Insured Fund
                ------------------------------------------------------
                                        Class C
                ------------------------------------------------------
                          For the
                     six months ended                 For the
                    September 30, 2007              year ended
                        (unaudited)               March 31, 2007
                --------------------------  --------------------------
                   Shares        Amount        Shares        Amount
                -----------  -------------  -----------  -------------

 Shares
 sold..........      42,564  $     529,306       51,686  $     654,807

 Reinvested
 shares........       2,493         31,165        6,918         87,817

 Shares
 redeemed(3)...     (56,559)      (706,488)    (100,404)    (1,273,870)
                -----------  -------------  -----------  -------------
Net
 increase
 (decrease)....     (11,502) $    (146,017)     (41,800) $    (531,246)
                ===========  =============  ===========  =============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 1,213,503 shares of Class B shares in the amount of $5,313,435 to 1,215,237 shares of Class A shares in the amount of $5,313,435.
(2)For the year ended March 31, 2007, includes automatic conversion of 71,186 shares of Class B shares in the amount of $494,110 to 71,233 shares of Class A shares in the amount of $494,110.
(3)For the year ended March 31, 2007, includes automatic conversion of 751 shares of Class C shares in the amount of $9,445 to 751 shares of Class A shares in the amount of $9,445.
(4)For the six month period ended September 30, 2007, includes automatic conversion of 507,206 shares of Class B shares in the amount of $2,318,169 to 507,983 shares of Class A shares in the amount of $2,318,169.
(5)For the six month period ended September 30, 2007, includes automatic conversion of 63,333 shares of Class B shares in the amount of $785,110 to 63,334 shares of Class A shares in the amount of $785,110.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2007, the following Funds had borrowings:

                                                   Weighted
                   Days     Interest    Average    Average
Fund            Outstanding Charges  Debt Utilized Interest
----            ----------- -------- ------------- --------
Strategic Bond.      3      $ 1,828   $ 3,775,262    5.79%
High Yield Bond     27       44,361    10,182,634    5.76

   At September 30, 2007, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2007 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2007 -- (unaudited) (continued)


   The following amounts of the Retirement Plan liabilities are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Plan Retirement Plan Retirement Plan
                              Liability        Expense        Payments
                           --------------- --------------- ---------------
Fund                                  As of September 30, 2007
----                       -----------------------------------------------
U.S. Government Securities     $87,220         $1,229          $4,412
GNMA......................      53,925          2,815           1,317
Strategic Bond............      30,837          4,326           1,090
High Yield Bond...........      48,425          2,366           1,706
Tax Exempt Insured........      27,399            438           1,250

Note 10. Unfunded Loan Commitments

   On September 30, 2007, the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

                                                                 Maturity
Fund            Name                      Type                     Date    Amount
----            ----                      ----                   -------- --------
Strategic Bond. Triax Pharmaceuticals LLC Delayed Draw Term Loan  8/30/11 $146,400
High Yield Bond Triax Pharmaceuticals LLC Delayed Draw Term Loan  8/30/11  146,400

Note 11. Other Information

   The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica, AIGGIC and SACS. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact on the Funds or the Fund's shareholders.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited)


Approval of The Investment Advisory and Management Agreement and Subadvisory Agreement

The Board, including, the "Disinterested Trustees", approved the continuation of the Investment Advisory and Management Agreement between the Fund and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2008 at a meeting held on August 27, 2007. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement, as amended, between AIG SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the SunAmerica Strategic Bond Fund ("Strategic Bond Fund), SunAmerica High Yield Bond Fund ("High, Yield Bond Fund") and SunAmerica Tax Exempt Insured Fund ("Tax Exempt Fund") for a one-year period ending August 31, 2008.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2007, AIG SunAmerica managed, advised an/or administered approximately $56.2 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history, and noted that with respect to AIG's settlement with the Commission and other governmental authorities, AIG SunAmerica applied for a permanent exemptive order granting relief from the provisions of Section 9(a) of the 1940 Act./2/

With respect to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board also considered the nature, quality and extent of subadvisory

--------
/1/ The Subadvisory Agreement was amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Funds can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.
/2/ Please see Note 11 to the Financial Statements contained in this Semi-annual Shareholder report for additional information regarding final resolution of this matter.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)

services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund and concluded, based on their experience with AIGGIC, that:
(i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history, and noted that AIGGIC also applied for a permanent exemptive order from the provisions of Section 9(a) of the 1940 Act with respect to AIG's settlement with the SEC and other governmental authorities./1/ The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Disinterested Trustees, also considered the investment performance of AIG SunAmerica and AIGGIC with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") and/or peer group ("Peer Group") as determined by Lipper, Inc. ("Lipper") and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds throughout the year.

In preparation for the August 27, 2007 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2007. The Board also received a report prepared by AIG SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2007.

Specifically, the Board considered that while the SunAmerica GNMA Fund ("GNMA Fund") had ranked in the fourth quintile of its Peer Universe for the prior one- and two-year periods, it continued to have strong performance over longer periods noting that it ranked in the first quintile for the prior five- and ten-year periods. With respect to the SunAmerica U.S. Government Securities Fund ("U.S. Government Fund") the Board considered that while it had ranked in the third-quintile of its Peer Group for the past one-year period and the fifth quintile for the prior two-year period it had generally provided good performance over longer periods noting that it ranked in the second-quintile for the prior three-, five- and ten-year periods.

In considering the performance of AIGGIC, the Board noted that the High Yield Bond Fund and the Strategic Bond Fund had both ranked in the third quintile of their respective Peer Groups for the prior one-year period and ranked in the first-quintile in each of the three- and five-year periods. With respect to the Tax Exempt Fund, the Board considered that the Fund ranked in the fourth quintile of its Peer Group for the prior one-, three- and five-year periods. While performance over the prior three-month period was in line with its benchmark, the Board noted its continued concern with the Tax Exempt Fund's underperformance.

The Board acknowledged AIG SunAmerica's commitment to enhance the Investments Department, including the addition of a new fixed income analyst. The Board noted, however, that the Tax Exempt Fund continued to underperform and that the Board would continue to monitor performance of the Funds on an ongoing basis and in connection with its consideration of the advisory agreements.

--------
/1/ Please see Note 11 to the Financial Statements contained in this Semi-Annual Shareholder report for additional information regarding final resolution of this matter.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)


Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Adviser, Subadvisers and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and
(ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each Fund except the Tax Exempt Fund. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also considered advisory fees received by AIG SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds. The Board noted the advisory fee paid by the Funds were reasonable as compared to the fees AIG SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund. The Board noted that the subadvisory fees paid by AIG SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

In addition, the Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Funds. In particular, the Board considered the profitability of AIG SunAmerica under the Advisory Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Agreements. Additionally, the Board considered whether AIG SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund to date.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2007 -- (unaudited) (continued)

The Board concluded that AIG SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that the Funds in the AIG SunAmerica complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the Tax Exempt Fund, AIG SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.


Other Factors

In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding AIG SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits AIG SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to AIG SunAmerica and/or AIGGIC in return for allocating brokerage. The Board further observed that when making purchases of new issues with fixed underwriting fees, AIG SunAmerica or AIGGIC may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Fund, each for a one-year period ending
August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                     PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck                        A description of the       The Trust is required to
 Dr. Judith L. Craven                    policies and proce-dures   file its com-plete
 William F. Devin                        that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Jeffrey S. Burum                        proxies relating to        Securities and Exchange
 William J. Shea                         secu-rities held in a      Commission for its first
                                         Fund's portfolio which is  and third fiscal quarters
Officers                                 available in the Trust's   on Form N-Q. The Trust's
 Vincent M. Marra,                       Statement of Additional    Forms N-Q are available
   President and Chief                   Information, may be        on the U.S. Securities
   Executive Officer                     ob-tained without charge   and Exchange Commis-sion
 Donna M. Handel,                        upon request, by calling   website at www.sec.gov.
   Treasurer                             (800) 858-8850. The        You can also review and
 James Nichols, Vice                     in-formation is also       obtain copies of the
   President                             available from the EDGAR   Forms N-Q at the U.S.
 Timothy Pettee, Vice                    database on the U.S.       Securities and Exchange
   President                             Secu-rities and Exchange   Commission Public
 Michael Cheah, Vice                     Commission's website at    Refer-ence Room in
   President                             http://www.sec.gov.        Washington DC
 Cynthia Gibbons, Vice                                              (information on the
   President and Chief                   DELIVERY OF SHAREHOLDER    operation of the Public
   Compliance Officer                    DOCUMENTS                  Reference Room may be
 Gregory N. Bressler,                    The Funds have adopted a   ob-tained by calling
   Chief Legal Officer                   policy that allows them    1-800-SEC-0330).
   and Secretary                         to send only one copy of
 Nori L. Gabert, Vice                    a Fund's prospectus,       PROXY VOTING RECORD ON
   President and                         proxy material, annual     SUNAMERICA INCOME FUNDS
   Assistant Secretary                   report and semi-annual     Information regarding how
 Kathleen Fuentes,                       report (the "shareholder   the SunAmerica Income
   Assistant Secretary                   documents") to             Funds voted proxies
 Gregory R. Kingston,                    shareholders with          related to securities
   Vice President and                    multiple accounts          held in the SunAmerica
   Assistant Treasurer                   residing at the same       Income Funds during the
 Chris Okeke, Assistant                  "household." This          most recent twelve month
   Treasurer                             practice is called         period ended June 30 is
 Matthew J. Hackethal,                   householding and reduces   available, once filed
   Anti-Money Laundering                 Fund expenses, which       with the U.S. Securities
   Compliance Officer                    benefits you and other     and Exchange Commission,
                                         shareholders. Unless the   without charge, upon
Investment Adviser                       Funds receive              request, by calling
                                         instructions to the        (800) 858-8850 or on the
   AIG SunAmerica Asset Management Corp. con-trary, you will only   U.S. Securities and
 Harborside Financial                    receive one copy of the    Exchange Commission's
   Center                                shareholder documents.     website at
 3200 Plaza 5                            The Funds will continue    http://www.sec.gov.
 Jersey City, NJ                         to household the
   07311-4992                            share-holder documents     This report is submitted
                                         indefinitely, until we     solely for the general
Distributor                              are instructed otherwise.  information of
 AIG SunAmerica Capital                  If you do not wish to      shareholders of the
   Services, Inc.                        participate in             Funds. Distribution of
 Harborside Financial                    householding please        this report to persons
   Center                                contact Shareholder        other than shareholders
 3200 Plaza 5                            Services at (800)          of the Funds is
 Jersey City, NJ                         858-8850 ext. 6010 or      authorized only in
   07311-4992                            send a written request     con-nection with a
                                         with your name, the name   currently effective
Shareholder Servicing                    of your fund(s) and your   pro-spectus, setting
Agent                                    account number(s) to AIG   forth details of the
 AIG SunAmerica Fund                     SunAmerica Mutual Funds    Funds, which must precede
   Services, Inc.                        c/o BFDS, P.O. Box         or accom-pany this report.
 Harborside Financial                    219186, Kansas City MO,
   Center                                64121-9186. We will        The accompanying report
 3200 Plaza 5                            resume individual          has not been audited by
 Jersey City, NJ                         mailings for your account  independent accountants
   07311-4992                            within thirty (30) days    and accordingly no
                                         of receipt of your         opinion has been
Custodian and Transfer                   request.                   expressed thereon.
Agent
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

INSAN - 9/07

[LOGO]

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 7, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 7, 2007